AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON February 29, 1996
                                                        File No.  33-80514
                                                        File No.  811-8572


--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                              SECURITIES ACT OF 1933                   / /

                         POST-EFFECTIVE AMENDMENT NO. 3                /X/


                                       and

                          REGISTRATION STATEMENT UNDER
                         INVESTMENT COMPANY ACT OF 1940                / /

                                 AMENDMENT NO. 4                       /X/



                               BISHOP STREET FUNDS
               (Exact Name of Registrant as Specified in Charter)

                          c/o The CT Corporation System
                                 2 Oliver Street
                           Boston, Massachusetts 02109
               (Address of Principal Executive Offices, Zip Code)

        Registrant's Telephone Number, including Area Code (610) 254-1000

                                  DAVID G. LEE
                               C/O SEI CORPORATION
                             680 E. SWEDESFORD ROAD
                           WAYNE, PENNSYLVANIA  19087
                     (Name and Address of Agent for Service)

                                   Copies to:
RICHARD W. GRANT, ESQUIRE                         JOHN H. GRADY, JR., ESQUIRE
Morgan, Lewis & Bockius LLP                       Morgan, Lewis & Bockius LLP
2000 ONE LOGAN SQUARE                             1800 M STREET, N.W.
PHILADELPHIA, PENNSYLVANIA  19103                 WASHINGTON, D.C.  20036

It is proposed that this filing will become effective (check appropriate box)

       immediately upon filing pursuant to paragraph (b)
---
       on [date] pursuant to paragraph (b)
---
 X     60 days after filing pursuant to paragraph (a)
---
       on [date] pursuant to paragraph (a) of Rule 485
---

       75 days after filing pursuant to paragraph (a)
---



Pursuant to the provisions of Rule 24f-2 under the Investment Company Act of 1940, an indefinite number of units of beneficial interest have been registered under the Securities Act of 1933. The Rule 24f-2 Notice for the Registrant's fiscal year ending December 31, 1995 was filed on February 21, 1996.


--------------------------------------------------------------------------------

                               BISHOP STREET FUNDS
                              CROSS REFERENCE SHEET

                         POST-EFFECTIVE AMENDMENT NO. 3



N-1A ITEM NO.                                     LOCATION
--------------------------------------------------------------------------------
PART A -
 Item 1.    Cover Page                            Cover Page
 Item 2.    Synopsis                              Summary; Expense Summary
 Item 3.    Condensed Financial Information       *
 Item 4.    General Description of Registrant     The Trust; Investment
                                                  Objectives and Policies;
                                                  General Investment Policies;
                                                  Risk Factors; Description of
                                                  Permitted Investments and Risk
                                                  Factors; Investment
                                                  Limitations; General
                                                  Information -- The Trust
 Item 5.    Management of the Trust               General Information --
                                                  Trustees of the Trust; The
                                                  Adviser; The Sub-Adviser(s);
                                                  The Administrator; The
                                                  Transfer Agent; The
                                                  Distributor
 Item 6.    Capital Stock and Other Securities    General Information -- Voting
                                                  Rights; General Information --
                                                  Shareholder Inquiries;
                                                  Performance; General
                                                  Information -- Dividends;
                                                  Taxes
 Item 7.    Purchase of Securities Being Offered  How to Purchase Retail Class B
                                                  Shares; How to Purchase
                                                  Institutional Class A Shares;
                                                  Sales Charges; Exchanges;
                                                  Redemption of Shares
 Item 8.    Redemption or Repurchase              How to Purchase Retail Class B
                                                  Shares; How to Purchase
                                                  Institutional Class A Shares;
                                                  Sales Charges; Exchanges;
                                                  Redemption of Shares
 Item 9.    Pending Legal Proceedings             *

PART B -
 Item 10.   Cover Page                            Cover Page
 Item 11.   Table of Contents                     Table of Contents
 Item 12.   General Information and History       The Corporation
 Item 13.   Investment Objectives and Policies    Description of Permitted
                                                  Investments; Investment
                                                  Limitations; Description of
                                                  Shares
 Item 14.   Management of the Registrant          Directors and Officers of the
                                                  Corporation; The Administrator
 Item 15.   Control Persons and Principal         Directors and Officers of the
            Holders of Securities                 Fund; 5% Shareholders

 Item 16.   Investment Advisory and Other         The Adviser; The Sub-
            Services                              Adviser(s); The Administrator;
                                                  The Distributor; Experts
 Item 17.   Brokerage Allocation                  Portfolio Transactions
 Item 18.   Capital Stock and Other Securities    Description of Shares
 Item 19.   Purchase, Redemption, and Pricing     Purchase and Redemption of
            of Securities Being Offered           Shares; Determination of Net
                                                  Asset Value
 Item 20.   Tax Status                            Taxes
 Item 21.   Underwriters                          The Distributor
 Item 22.   Calculation of Yield Quotations       Performance
 Item 23.   Financial Statements                  Financial Statements

PART C

     Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

* Not Applicable

The Prospectus for the Retail Class B and Institutional Class A Shares of the Bishop Street Treasury Money Market Fund, included as part of Post-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A (File No. 33-80514) filed with the Securities and Exchange Commission on December 4, 1995 is hereby incorporated by reference as if set forth in full herein.

PROSPECTUS

                              BISHOP STREET FUNDS
                              INVESTMENT ADVISER:
                              FIRST HAWAIIAN BANK

BISHOP STREET FUNDS (the "Trust") is a mutual fund that seeks to provide a convenient means of investing in one or more professionally managed portfolios of securities. The prospectus relates to the following Funds (each a "Fund"):


                      BISHOP STREET HIGH GRADE INCOME FUND
                    BISHOP STREET HAWAII MUNICIPAL BOND FUND
                           BISHOP STREET EQUITY FUND


An investor may purchase either Retail Class B or Institutional Class A shares of each Fund. Retail Class B shares are sold with a front-end sales load of up to 3.5% that will be reduced or waived in certain circumstances. Institutional Class A shares are sold without a front-end sales load or distribution fees. First Hawaiian Bank, the Funds' investment adviser, is an affiliate of First Hawaiian, Inc.

INSTITUTIONAL CLASS A SHARES ARE OFFERED PRIMARILY TO AGENCY, FIDUCIARY, CUSTODIAL AND ADVISORY CLIENTS OF FIRST HAWAIIAN BANK. RETAIL CLASS B SHARES ARE OFFERED PRIMARILY TO INDIVIDUALS.

 THE TRUST'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, INCLUDING FIRST HAWAIIAN BANK OR ITS AFFILIATES. THE TRUST'S SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.


This Prospectus sets forth concisely the basic information about the Funds and the Trust that a prospective investor should know before investing. Investors are advised to read this Prospectus and retain it for future reference. A Statement of Additional Information dated April 29, 1996 has been filed with the Securities and Exchange Commission and is available without charge by calling 1-800-262-9565. The Statement of Additional Information is incorporated into this Prospectus by reference.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


APRIL 29, 1996

2

                                    SUMMARY


BISHOP STREET FUNDS (the "Trust") is an open-end management investment company which provides a convenient way to invest in professionally managed portfolios of securities. This Summary provides basic information about the Retail Class B and Institutional Class A shares of the Trust's High Grade Income Fund, Hawaii Municipal Bond Fund and Equity Fund (the "Funds").



WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF EACH FUND? The High Grade Income Fund seeks high total return consistent with prudent investment risk by investing primarily in high grade U.S. dollar-denominated bonds and debentures issued by U.S. and foreign corporations. The Hawaii Municipal Bond Fund seeks to provide high current income that is exempt from Federal and State of Hawaii income taxes by investing primarily in bonds and notes issued by the State of Hawaii, its agencies, instrumentalities and political sub-divisions ("Hawaii Municipal Securities"). The Equity Fund seeks long-term growth of capital with a secondary goal of current income by investing primarily in common stocks of domestic issuers and U.S. dollar denominated equity securities of foreign issuers. There is no assurance that any Fund will meet its investment objective. See "Investment Objectives and Policies" and "Description of Permitted Investments and Risk Factors."



WHAT ARE THE RISKS INVOLVED WITH AN INVESTMENT IN THE FUNDS? The Funds' shares will fluctuate in value with changes in the prices of their underlying portfolio securities. Values of fixed income securities and, correspondingly, share prices of Funds invested in such securities tend to vary inversely with interest rates and may be affected by other market and economic factors as well. Common stocks in which the Equity Fund invests may be more volatile and may fluctuate in value more than other types of investments. The Hawaii Municipal Bond Fund is a non-diversified portfolio that invests primarily in Hawaii Municipal Securities. Therefore, the value of its shares may be especially affected by factors pertaining to the Hawaiian economy and other factors specially affecting the ability of issuers of Hawaii Municipal Securities to meet their obligations. There are other risks involved in the ownership of a mutual fund. See "Description of Permitted Investments and Risk Factors."


WHO IS THE ADVISER? First Hawaiian Bank serves as the Adviser of the Funds. See "Expense Summary" and "The Adviser."

WHO IS THE ADMINISTRATOR? SEI Financial Management Corporation serves as the Administrator and shareholder servicing agent of the Trust. See "Expense Summary" and "The Administrator."


WHO IS THE TRANSFER AGENT? DST Systems, Inc. serves as transfer agent and dividend disbursing agent for the Trust. See "The Transfer Agent."


WHO IS THE DISTRIBUTOR? SEI Financial Services Company serves as distributor of the Trust's shares. See "The Distributor."

HOW DO I PURCHASE, EXCHANGE OR REDEEM SHARES? Purchases, exchanges or redemptions of shares may be made on any day on which both the New York Stock Exchange and Federal Reserve wire system are open for business ("Business Days") except for Hawaii state banking holidays. A purchase, exchange or redemption order will be executed at a per share price equal to the net asset value per share next determined after the receipt of the purchase, exchange or redemption order, plus any applicable sales charges. Orders must be placed prior to 4:00 p.m., New York Time, on any Business Day for the order to be effective that day. The minimum initial investment is $1,000 ($500 for IRAs and $500 for officers, directors, or employees of First Hawaiian Bank and its affiliates). Subsequent purchases of shares must be at least $100. Net asset value is determined as of 4:00 p.m., New York Time, on each Business Day. See "Purchase of Shares," "Exchange of Shares," and "Redemption of Shares."

HOW ARE DIVIDENDS PAID? Substantially all of the net investment income (exclusive of capital gains) of each Fund is distributed in the form of periodic dividends. Any capital gain is distributed at least annually. Distributions are paid in additional shares unless the Shareholder elects to take the payment in cash. See "Dividends."

3

                                EXPENSE SUMMARY


                                                                            RETAIL CLASS B SHARES
                                                                      ----------------------------------
                                                                        HAWAII
                                                                       MUNICIPAL   HIGH GRADE
                                                                         BOND        INCOME     EQUITY
SHAREHOLDER TRANSACTION EXPENSES                                         FUND         FUND       FUND
--------------------------------------------------------------------------------------------------------
Maximum Sales Load Imposed on Purchases (as a percentage of offering
  price)............................................................     3.50%       3.50%       3.50%
Maximum Sales Load Imposed on Reinvested Dividends (as a percentage
  of offering price)................................................     None         None       None
Maximum Contingent Deferred Sales Charge............................     None         None       None
Exchange Fee........................................................     None         None       None
Wire Redemption Fee.................................................      $15         $15         $15
ANNUAL OPERATING EXPENSES
(as a percentage of average net assets)
--------------------------------------------------------------------------------------------------------
Advisory Fees (after fee waivers)(1)................................     .00%         .25%       .40%
Rule 12b-1 Fees.....................................................    .00%(2)       .25%       .25%
Other Expenses (after fee waivers)(1)...............................     .21%       .35%(3)     .35%(3)
--------------------------------------------------------------------------------------------------------
Total Operating Expenses (after fee waivers)(4).....................     .21%         .85%       1.00%
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------



(1) These numbers for the Hawaii Municipal Bond Fund have been restated to reflect reductions in fee waiver and expense reimbursement agreements effective in the current fiscal year. The Adviser and the Administrator have agreed to waive a portion of their fees. The Adviser and the Administrator reserve the right to terminate their respective waivers at any time in their sole discretion. Absent such fee waivers, advisory fees would be .55% for the High Grade Income Fund, .35% for the Hawaii Municipal Bond Fund, and .74% for the Equity Fund. Absent fee waivers, the administration fee as reflected in Other Expenses would be .20% for the Hawaii Municipal Bond Fund. In addition, the Adviser has agreed on a voluntary basis to reimburse expenses so that the total operating expenses of the Hawaii Municipal Bond Fund will be maintained at .21%. Amounts reimbursed by the Adviser may result in taxable income for shareholders. Absent the waiver by the Administrator and expense reimbursements by the Adviser, Other Expenses for the Hawaii Municipal Bond Fund would be .85%.


(2) The Distributor has agreed to waive all of their 12b-1 fees for this Fund. Absent such fee waivers, distribution fees would be .25%.


(3) These amounts represent estimates for the current fiscal year.


(4) These numbers for the Hawaii Municipal Bond Fund have been restated to reflect reductions in fee waiver and expense reimbursement agreements effective in the current fiscal year. Absent the Adviser's and, with respect to the Hawaii Municipal Bond Fund, the Administrator's voluntary fee waivers, total operating expenses would be 1.15% for the High Grade Income Fund, 1.45% for the Hawaii Municipal Bond Fund, and 1.34% for the Equity Fund.



EXAMPLE
-------------------------------------------------------------------------------------------------------------------------------
                                                                                  1 YR.        3 YRS.       5 YRS.      10 YRS.
-------------------------------------------------------------------------------------------------------------------------------
An investor in the Retail Class B shares of a fund would pay the following expenses on a $1,000 investment assuming (1) 5% annual return and (2)
  redemption at the end of each time period:
  High Grade Income Fund...................................................  $       43   $       61
  Hawaii Municipal Bond Fund...............................................  $       37   $       42   $       46   $       61
  Equity Fund..............................................................  $       45   $       66
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------



THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of the expense table and example is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in the Retail Class B shares of the Funds. A person who purchases shares through a financial institution may be charged separate fees by that institution. See "Purchase of Shares."


The rules of the Securities and Exchange Commission require that the maximum sales charge be reflected in the above table. However, certain investors may qualify for reduced sales charges. See "Purchase of Shares."

Long-term Shareholders may pay more than the equivalent of the maximum front-end sales charges otherwise permitted by the Rules of the National Association of Securities Dealers ("NASD").

4


                                                                         INSTITUTIONAL CLASS A SHARES
                                                                      -----------------------------------
                                                                         HAWAII
                                                                       MUNICIPAL    HIGH GRADE
                                                                          BOND        INCOME     EQUITY
SHAREHOLDER TRANSACTION EXPENSES                                          FUND         FUND       FUND
---------------------------------------------------------------------------------------------------------
Maximum Sales Load Imposed on Purchases (as a percentage of offering
  price)............................................................      None         None       None
Maximum Sales Load Imposed on Reinvested Dividends (as a percentage
  of offering price)................................................      None         None       None
Maximum Contingent Deferred Sales Charge............................      None         None       None
Exchange Fee........................................................      None         None       None
Wire Redemption Fee.................................................      $15          $15         $15

ANNUAL OPERATING EXPENSES
(as a percentage of average net assets)
---------------------------------------------------------------------------------------------------------
Advisory Fees (after fee waivers)(1)................................      .00%         .25%       .40%
Other Expenses(1)...................................................      .21%       .35%(2)     .35%(2)
---------------------------------------------------------------------------------------------------------
Total Operating Expenses (after fee waivers)(3).....................      .21%         .60%       .75%
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------



(1) These numbers for the Hawaii Municipal Bond have been restated to reflect reductions in fee waiver and expense reimbursement arrangements effective in the current fiscal year. The Adviser and the Administrator have agreed to waive a portion of their fees. The Adviser and the Administrator reserve the right to terminate the waiver at any time in their sole discretion. Absent such fee waivers, advisory fees would be .55% for the High Grade Income Fund, .35% for the Hawaii Municipal Bond Fund, and .74% for the Equity Fund. Absent fee waivers, the administration fee would be .20% for the Hawaii Municipal Bond Fund. In addition, the Adviser has agreed on a voluntary basis to reimburse expenses so that the total operating expenses of the Hawaii Municipal Bond Fund will be maintained at .21%. Amounts reimbursed by the Adviser may result in taxable income for shareholders. Absent the waiver by the Administrator and expense reimbursements by the Adviser, Other Expenses for the Hawaii Municipal Bond Fund would be .85%.

(2) These amounts represent estimates for the current fiscal year.

(3) These numbers for the Hawaii Municipal Bond have been restated to reflect reductions in fee waiver and expense reimbursement arrangements effective in the current fiscal year. Absent the Adviser's, and, with respect to the Hawaii Municipal Bond Fund, the Administrator's voluntary fee waivers, total operating expenses would be .90% for the High Grade Income Fund, 1.20% for the Hawaii Municipal Bond Fund, and 1.09% for the Equity Fund.



EXAMPLE
------------------------------------------------------------------------------------------------------------------------
                                                                           1 YR.        3 YRS.       5 YRS.      10 YRS.
------------------------------------------------------------------------------------------------------------------------
An investor in the Institutional Class A shares of a fund would pay the following expenses on a $1,000 investment assuming (1) 5%
  annual return and (2) redemption at the end of each time period:
  High Grade Income Fund............................................  $        6   $       19
  Hawaii Municipal Bond Fund........................................  $        2   $        7   $       12   $       27
  Equity Fund.......................................................  $        8   $       24
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------



THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of the expense table and example is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in the Institutional Class A shares of the Funds. A person who purchases Institutional Class A shares through a First Hawaiian Bank agency, custodial, fiduciary or advisory account will pay a separate fee for those services. See "Purchase of Shares."

5


FINANCIAL HIGHLIGHTS



The following information has been audited by Coopers & Lybrand L.L.P., the Trust's independent accountants, as indicated in their report dated February 16, 1996 on the Trust's financial statements as of December 31, 1995 included in the Trust's Statement of Additional Information under "Financial Information." This table should be read in conjunction with the Trust's financial statements and notes thereto. Additional information is set forth in the 1995 Annual Report to Shareholders and is available without charge by calling 1-800-262-9565. As of the fiscal year ended December 31, 1995, the Equity and High Grade Income Funds had not commenced operations.



FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                                         INVESTMENT ACTIVITIES
                                                      ----------------------------
                                                                     NET REALIZED
                                                                          AND             DISTRIBUTIONS
                                          NET ASSET                   UNREALIZED    --------------------------
                                           VALUE,          NET        GAIN (LOSS)       NET                      NET ASSET
                                          BEGINNING    INVESTMENT         ON        INVESTMENT      CAPITAL     VALUE, END
                                          OF PERIOD      INCOME       INVESTMENTS     INCOME         GAINS       OF PERIOD
                                         -----------  -------------  -------------  -----------  -------------  -----------
  HAWAII MUNICIPAL BOND FUND

INSTITUTIONAL CLASS A

  FOR THE PERIOD ENDED DECEMBER 31,
  1995(1)                                     10.00         0.451          0.473        (0.452)           --         10.47

RETAIL CLASS B**

  FOR THE PERIOD ENDED DECEMBER 31,
  1995(2)                                     10.00         0.453          0.472        (0.451)           --         10.47

                                                                                                                 RATIO OF NET
                                                                                   RATIO OF                       INVESTMENT
                                                                                  EXPENSES TO                      INCOME TO
                                                                                  AVERAGE NET                     AVERAGE NET
                                                          NET                       ASSETS       RATIO OF NET       ASSETS
                                                        ASSETS,     RATIO OF     EXCLUDING FEE    INVESTMENT     EXCLUDING FEE
                                                         END OF    EXPENSES TO    WAIVERS AND      INCOME TO      WAIVERS AND
                                                         PERIOD    AVERAGE NET       REIM-        AVERAGE NET        REIM-
                                         TOTAL RETURN    (000)       ASSETS       BURSEMENTS        ASSETS        BURSEMENTS
                                         ------------  ----------  -----------  ---------------  -------------  ---------------
  HAWAII MUNICIPAL BOND FUND
INSTITUTIONAL CLASS A
  FOR THE PERIOD ENDED DECEMBER 31,
  1995(1)                                    10.91%*       $9,411        0.27%*         1.10%*          5.24%*          4.40%*
RETAIL CLASS B**
  FOR THE PERIOD ENDED DECEMBER 31,
  1995(2)                                    10.85%*       $6,702        0.33 %*          1.45  %*        5.14  %*          4.02 %*


                                          PORTFOLIO
                                          TURNOVER
                                            RATE
                                         -----------
  HAWAII MUNICIPAL BOND FUND
INSTITUTIONAL CLASS A
  FOR THE PERIOD ENDED DECEMBER 31,
  1995(1)                                       68%
RETAIL CLASS B**
  FOR THE PERIOD ENDED DECEMBER 31,
  1995(2)                                       68%



Amounts Designated as "--" are either $0 or have been rounded to $0.



  *   Annualized



 **    Total return does not reflect the sales charge.



(1)    Commenced operations on February 16, 1995.



(2)    Commenced operations on February 15, 1995.

6

THE TRUST


BISHOP STREET FUNDS (the "Trust") is an open-end management investment company that offers units of beneficial interest ("shares") in the Funds through separate Classes (Retail Class B and Institutional Class A), which provide for variations in sales charges, distribution costs, voting rights and dividends. Except for these differences, each share of each Fund represents an undivided, proportionate interest in the Fund. This Prospectus offers shares of the Trust's High Grade Income Fund, Hawaii Municipal Bond Fund and Equity Fund (the "Funds"). Information regarding the Trust's Money Market Fund and Treasury Money Market Fund is contained in separate prospectuses that may be obtained by calling 1-800-262-9565.


INVESTMENT OBJECTIVES AND POLICIES


Each Fund has its own investment objective and policies. There can be no assurance that the investment objective of a Fund will be met.


HIGH GRADE INCOME FUND

The investment objective of the Fund is to provide high total return consistent with prudent investment risk.

The Fund invests primarily (at least 65% of its assets under normal conditions) in high grade U.S. dollar-denominated bonds and debentures issued by U.S. and foreign corporations and governments (i.e. those that are rated at the time of purchase AA or better by Standard & Poor's Corporation ("S&P") or Aa by Moody's Investors Service ("Moody's")). (Each of S&P and Moody's and certain other ratings agencies are hereinafter referred to as a Nationally Recognized Statistical Rating Organizations, or "NRSROs"). The Fund will maintain an average weighted remaining maturity of between five and twelve years under normal circumstances.

Any remaining assets may consist of: (i) obligations of the U.S. Treasury; (ii) obligations issued or guaranteed as to principal and interest by agencies and instrumentalities of the U.S. Government; (iii) mortgage pass-through securities issued by the Government National Mortgage Association ("GNMA"), mortgage-backed securities issued by other government agencies and privately issued mortgage-backed securities rated at least A by an NRSRO, including CMOs, REMICs and ARMs; (iv) repurchase agreements involving any of such obligations; (v) obligations issued by supranational entities; (vi) asset-backed securities rated at least A by an NRSRO; (vii) commercial paper rated at least P-2 or A-2 by an NRSRO; (viii) certificates of deposit, time deposits, notes, bankers' acceptances and loan participations of U.S. and foreign banks that are rated in the top two short-term rating categories by two or more NRSROs or that are of comparable quality; (ix) receipts; and (x) shares of money market investment companies investing in such obligations.

The Fund may invest up to 5% of its total assets in fixed income securities rated as low as Baa by Moody's or BBB by S&P. Such securities possess some speculative characteristics. The Fund intends to dispose of a security if its rating after purchase declines below Baa or BBB.

The Fund may also invest in floating or variable rate obligations and zero coupon securities, and may purchase securities on a "when-issued" basis.


HAWAII MUNICIPAL BOND FUND



The investment objective of this Fund is to provide high current income that is exempt from regular Federal and State of Hawaii income taxes.



The Fund invests at least 80% of its assets in bonds and notes issued by states, territories, and possessions of the U.S. and their agencies, authorities, instrumentalities and political subdivisions, that are rated AAA, AA, A or BBB by S&P, Aaa, Aa, A or Baa by Moody's or AAA, AA, A or BBB by Fitch Investors Service ("Fitch"), and which pay interest that is not subject to regular Federal income tax ("Municipal Securities"). This is a fundamental policy of the Fund. Under normal circumstances, the Fund invests at least 65% of its assets in Municipal Securities issued by the State of Hawaii, its agencies, instrumentalities, and political sub-divisions, the income on which is exempt from State of Hawaii personal income taxes ("Hawaii Municipal Securities"). There is no restriction on the percentage of the Fund's assets that may be invested

7


in obligations the interest income from which is treated as a preference item for individuals for purposes of the federal alternative minimum tax.



The Fund may invest up to 20% of its assets in taxable securities, and may purchase unrated securities that at the time of purchase are of comparable quality to rated securities that the Fund may purchase as determined by the Adviser. The Fund may purchase shares of other investment companies and may purchase securities on a "when-issued" basis.


The Fund has no restrictions on the maturity of securities in which it may invest. Accordingly, the Fund will invest in Municipal Securities of which the maturities, in the judgment of the Adviser, will provide a high level of current income consistent with prudent investment, with consideration given to market conditions.

EQUITY FUND

The investment objective of the Fund is to produce long-term growth of capital, with a secondary goal of current income.


Under normal circumstances, the Fund invests primarily (at least 65% of its total assets) in common stocks of domestic issuers that are traded on a national securities exchange or on NASDAQ, and U.S. dollar-denominated equity securities of foreign issuers (including ADRs). The Fund may also purchase warrants and rights to purchase common stocks, debt securities convertible into common stocks and preferred stocks convertible into common stocks, and may acquire ADRs and shares of open-end and closed-end investment companies. The Fund may enter into repurchase agreements.


The Fund will invest in a diversified portfolio of common stocks and securities convertible into common stocks of U.S. companies that have the potential for capital appreciation. Market capitalizations of issues selected will be primarily in excess of $500 million. Selections of issues for inclusion in the portfolio will be based on top down/ bottom up evaluation, including fundamental factors affecting growth such as industry position, management qualifications and historical earnings. Industry sector rotation will occur based on an assessment of the economic cycle.

GENERAL INVESTMENT POLICIES


The High Grade Income Fund and Equity Fund are diversified funds. The Hawaii Municipal Bond Fund will comply with the diversification requirements of Sub-Chapter M (See "Taxes").


For temporary defensive purposes during periods when the Adviser determines that market conditions warrant, each Fund may invest up to 100% of its assets in taxable money market instruments consisting of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements, and commercial paper rated at least A-1 by S&P, P-1 by Moody's, or Fitch-1 by Fitch. Each Fund also may hold a portion of its assets in cash. Each Fund will not be pursuing its investment objective to the extent that a substantial portion of its assets is invested in cash or money market securities.

Each of the Funds may lend up to 33 1/3% of its total assets to investors for the purpose of realizing additional income. Each such Fund may also borrow money in amounts up to 33 1/3% of its net assets. No Fund will purchase securities while its borrowings exceed 5% of its total assets.

A Fund's purchase of investment company securities will result in the layering of expenses. A Fund is prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, the Fund owns in the aggregate (1) more than 3% of the total outstanding voting stock of the acquired company, (2) securities issued by the acquired company having an aggregate value of 5% of the value of the total assets of the Fund, or (3) securities issued by the acquired company and all other investment companies having an aggregate value in excess of 10% of the value of the total assets of the Fund.

8

RISK FACTORS


Under normal market conditions, the Hawaii Municipal Bond Fund will be predominantly invested in Hawaii Municipal Securities and, therefore, the value of its shares may be especially affected by factors pertaining to the Hawaiian economy and other factors specifically affecting the ability of issuers of Hawaii Municipal Securities to meet their obligations. As a result, the value of the Fund's shares may fluctuate more widely than the value of the shares of a portfolio investing in securities relating to a number of different states. The ability of state, county and local governments to meet their obligations will depend primarily on the availability of tax and other revenues to those governments and on their fiscal conditions generally. The amount of tax and other revenues available to governmental issuers of Hawaii Municipal Securities may be affected from time to time by economic, political and demographic conditions within the state. In addition, constitutional or statutory restrictions may limit a government's power to raise revenues or increase taxes. Further, payments of principal and interest on limited obligation securities will depend on the economic condition of the facility or specific revenue source from whose revenues the payments will be made, which in turn could be affected by economic, political and demographic conditions in the state. Moreover, the Fund is classified as "non-diversified" because it may invest in obligations of a relatively limited number of issuers.



Under normal market conditions, it is estimated that the annual portfolio turnover rate for the High Grade Income Fund will not exceed 200%, and the turnover rate for the Equity Fund will not exceed 150%. Such turnover rates, if achieved, will lead to higher transaction costs and possible tax consequences.



INVESTMENT LIMITATIONS



The High Grade Income Fund and Equity Fund may not purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and repurchase agreements involving such securities) if, with respect to 75% of each Fund's assets, more than 5% of total assets of the Fund would be invested in the securities of such issuer.



No Fund may purchase any securities which would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities, and repurchase agreements involving such securities. The Hawaii Municipal Bond Fund may not invest more than 25% of its assets in securities issued or backed by non-governmental users that are members of the same industry.


The foregoing percentage limitations will apply at the time of the purchase of a security. Additional investment limitations are set forth in the Statement of Additional Information.

FUNDAMENTAL POLICIES

Each Fund's investment objective and the foregoing investment limitations are fundamental policies. Fundamental policies cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares.

THE ADVISER

First Hawaiian Bank (the "Adviser") acts as the investment adviser for the Funds. The Adviser makes investment decisions for the assets of each Fund, and continuously reviews, supervises and administers each Fund's investment program. The Adviser discharges its responsibilities subject to the supervision of, and policies set by, the Trustees of the Trust.


The Adviser is a wholly-owned subsidiary of First Hawaiian, Inc. Prior to January, 1995, the Adviser had not previously served as an investment adviser to mutual funds. The Adviser and its corporate predecessors have provided asset management services in Hawaii for over 70 years. As of December 31, 1995, the Trust and Investment divisions of the Adviser had assets under management of approximately $7.2 billion.

9


The Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .55% of the High Grade Income Fund's average daily net assets,
 .35% of the Hawaii Municipal Bond Fund's average daily net assets, and .74% of the Equity Fund's average daily net assets. The Adviser may from time to time waive all or a portion of its fee in order to limit the operating expenses of a Fund. Any such waiver is voluntary and may be terminated at any time in the Adviser's sole discretion.



For the fiscal year ended December 31, 1995, the Hawaiian Municipal Bond Fund paid no advisory fees. As of the fiscal year ended December 31, 1995, the High Grade Income and Equity Funds had not commenced operations.



Louis M. Levitas, a dual employee of the Adviser and First Hawaiian Dealer Center, Inc., is the portfolio manager of the Hawaii Municipal Bond Fund. Prior to joining the Advisor in February, 1995, Mr. Levitas co-founded and served as consultant to Hawaiian Capital Securities from 1991 through 1994. In 1992 he established an Investment Management Group for Stone & Youngberg, a municipal specialist firm in San Francisco, where he managed individual and family trust portfolios.



Orest Saikevych is the portfolio manager of the Equity Fund. Mr. Saikevych has been active in the investment management business for thirteen years and has managed First Hawaiian Bank's Pooled Equity Fund since 1987.



The day-to-day management of the High Grade Income Fund's investments is the responsibility of a team of investment professionals. Decisions are made by committee and no person has primary responsibility for making recommendations to the committee.


THE ADMINISTRATOR

SEI Financial Management Corporation (the "Administrator"), a wholly-owned subsidiary of SEI Corporation ("SEI"), provides the Trust with administrative services, including fund accounting, regulatory reporting, necessary office space, equipment, personnel, and facilities. The Administrator also acts as shareholder servicing agent of the Funds.


The Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .20% of the average daily net assets of the Funds. The Administrator may waive its fee in its discretion. For the fiscal year ended December 31, 1995, the Hawaii Municipal Bond Fund paid no administration fees.


THE TRANSFER AGENT


DST Systems, Inc. ("Transfer Agent"), 210 West 10th Street, Kansas City, Missouri 64105, serves as the Transfer Agent and dividend disbursing agent for the Trust.


THE DISTRIBUTOR

SEI Financial Services Company (the "Distributor"), a wholly-owned subsidiary of SEI, serves as distributor. The Retail Class B shares of the Trust have a Rule 12b-1 Distribution Plan (the "Retail Class B Plan"), under which such shares of the Funds bear distribution expenses and related service fees at the annual rate of up to .25% of their average daily net assets. Financial institutions that are the record owner of shares for the account of their customers may impose separate fees for account services to their customers.

The Funds may execute brokerage or other agency transactions through the Distributor, for which the Distributor receives compensation.

HOW TO PURCHASE SHARES

GENERAL INFORMATION

Shares of the Funds are available for sale in the State of Hawaii and Guam.

You may purchase shares of the Funds on any day on which both the New York Stock Exchange and Federal Reserve wire system are open for business ("Business Days") except for Hawaii state banking holidays. However, shares of the Funds cannot be purchased by

10

Federal Reserve wire on Federal holidays restricting wire transfers. The minimum initial investment in any Fund is $1,000 ($500 for IRAs and $500 for officers, directors, or employees of First Hawaiian Bank or its affiliates). The Distributor may waive the minimum investment at its discretion. Subsequent purchases of shares must be at least $100.


A purchase order for shares will be effective as of the Business Day received by the Transfer Agent if the Transfer Agent receives the order and payment before 4:00 p.m., New York time. The purchase price (the "Offering Price") of Retail Class B shares is the net asset value next determined after the purchase order is effective plus any applicable sales charge. The purchase price of Institutional Class A shares is the net asset value next determined after the purchase order is effective. Purchases will be made in full and fractional shares calculated to three decimal places.



The net asset value per share of each Fund is determined as of 4:00 p.m., New York time on each Business Day by dividing the total market value of that Fund's investments and other assets, less any liabilities, by the total outstanding shares of the Fund. Pursuant to guidelines adopted and monitored by the Trustees of the Trust, each Fund may use a pricing service to provide market quotations or valuations. A pricing service may derive such valuations through the use of a matrix system to value fixed income securities which considers factors such as securities prices, yield features, ratings, and developments related to a specific security. Although the methodology and procedures for determining net asset value are identical for both classes of each Fund, the net asset value per share of such classes will differ because of the distribution expenses charged to Retail Class B shares.


The Trust reserves the right to reject a purchase order for shares when the Distributor determines that it is not in the best interest of the Trust and/or its Shareholders to accept such order.

Shareholders who own their shares of record and who desire to transfer registration of their shares should contact the Transfer Agent at 1-800-262-9565 for further instructions.

HOW TO PURCHASE INSTITUTIONAL CLASS A SHARES

Institutional Class A shares may only be purchased by First Hawaiian Bank in its capacity as Agent, Fiduciary, Custodian or Adviser.

HOW TO PURCHASE RETAIL CLASS B SHARES

Retail Class B shares of the Funds may be purchased directly from the Transfer Agent by mail, by wire or through an automatic investment plan ("AIP"). Shares may also be purchased through broker-dealers that have established a dealer agreement with the Distributor.

HOW TO PURCHASE BY MAIL


You may purchase shares of a Fund by completing and signing an Account Application form and mailing it, along with a check (or other negotiable bank instrument or money order) payable to "Bishop Street (Fund Name)," to the Transfer Agent at 210 West 10th Street, Kansas City, Missouri 64105. You may purchase more shares at any time by mailing payment also to the Transfer Agent at the above address. Orders placed by mail will be executed on receipt of your payment. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred.


You may obtain Account Application Forms by calling the Distributor at 1-800-262-9565.

HOW TO PURCHASE BY WIRE

You may purchase shares by wiring Federal funds, provided that your Account Application has been previously received. You must wire funds to the Transfer Agent and the wire instructions must include your account number. You must call the Transfer Agent at 1-800-262-9565 before wiring any funds. An order to purchase shares by Federal funds wire will be deemed to have been received by the Fund on the Business Day of the wire; provided that the shareholder wires funds to the Transfer Agent prior to 4:00 p.m., New York time. If the Transfer Agent does not receive the wire by 4:00 p.m., New York time, the order will be executed on the next Business Day.

11

HOW TO PURCHASE THROUGH AN AUTOMATIC INVESTMENT PLAN ("AIP")

You may arrange for periodic additional investments in the Funds through automatic deductions by Automated Clearing House ("ACH") from a checking account by completing an AIP Application Form. The minimum pre-authorized investment amount is $50 per month. An AIP Application Form may be obtained by contacting the Distributor at 1-800-262-9565. The AIP is available only for additional investments to an existing account.

HOW TO PURCHASE THROUGH FINANCIAL INSTITUTIONS

Shares may be purchased through financial institutions, including the Adviser, that provide distribution assistance or shareholder services. Shares purchased by persons ("Customers") through financial institutions may be held of record by the financial institution. Financial institutions may impose an earlier cut-off time for receipt of purchase orders directed through them to allow for processing and transmittal of these orders to the Transfer Agent for effectiveness the same day. Customers should contact their financial institution for information as to that institution's procedures for transmitting purchase, exchange or redemption orders to the Trust.

Customers who desire to transfer the registration of shares beneficially owned by them but held of record by a financial institution should contact the institution to accomplish such change.

Depending upon the terms of a particular Customer account, a financial institution may charge a Customer account fees. Information concerning these services and any charges will be provided to the Customer by the financial institution.


SALES CHARGES



The following table shows the regular sales charge on Retail Class B shares to a "single purchaser" (defined below) together with the sales charge that is reallowed to certain financial intermediaries (the "reallowance").


                        SALES CHARGE       SALES CHARGE       REALLOWANCE
                            AS A               AS A               AS A
                         PERCENTAGE         PERCENTAGE         PERCENTAGE
       AMOUNT            OF OFFERING          OF NET          OF OFFERING
         OF               PRICE PER           AMOUNT           PRICE PER
      PURCHASE              SHARE            INVESTED            SHARE
--------------------  -----------------  -----------------  ----------------
Less than $25,000...          3.50%              3.63%              3.15%
$25,000 but less
  than $50,000......          3.25%              3.36%              2.93%
$50,000 but less
  than $100,000.....          3.00%              3.09%              2.70%
$100,000 but less
  than $250,000.....          2.50%              2.56%              2.25%
$250,000 but less
  than $500,000.....          1.75%              1.78%              1.58%
$500,000 but less
  than $1,000,000...          1.00%              1.01%              0.90%
over $1,000,000.....        none               none               none


Under certain circumstances, the Distributor may use its own funds to compensate financial institutions and intermediaries in amounts additional to the commissions shown above. In addition, the Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs, which will be paid by the Distributor from the sales charges it receives or from any other source available to it. Under any such program, the Distributor will provide promotional incentives in the form of cash or other compensation, including merchandise, airline vouchers, trips and vacation packages, to all dealers selling shares of the Funds. Under certain circumstances, reallowances of up to the amount of the entire sales charge may be paid to certain financial institutions, who might then be deemed to be "underwriters" under the Securities Act of 1933.


REDUCED SALES CHARGE:

RIGHTS OF ACCUMULATION


In calculating the sales charge rates applicable to current purchases of Retail Class B shares, a "single purchaser" is entitled to cumulate current purchases with the current market value of previously purchased Retail Class B shares of the Funds sold subject to a sales charge.


The term "single purchaser" refers to (i) an individual, (ii) an individual and spouse purchasing shares

12

of the Funds for their own combined individual and joint accounts or for trust or custodial accounts for their minor children, and (iii) a fiduciary purchasing for any one trust, estate or fiduciary account, including employee benefit plans created under Sections 401 or 457 of the Internal Revenue Code of 1986, as amended (the "Code") including related plans of the same employer.


To exercise your right of accumulation based upon shares you already own, you must ask the Transfer Agent for this reduced sales charge at the time of your additional purchase and provide the account number(s) of the investor, as applicable, the investor and spouse, and their minor children. The Funds may amend or terminate this right of accumulation at any time as to subsequent purchases.


REDUCED SALES CHARGE: LETTER OF INTENT

By submitting a Letter of Intent (the "Letter") to the Transfer Agent, a "single purchaser" may purchase shares of the Funds during a 13-month period at the reduced sales charge rates applying to the aggregate amount of the intended purchases stated in the Letter. The Letter may apply to purchases made up to 90 days before the date of the Letter. To receive credit for such prior purchases and later purchases benefitting from the Letter, you must notify the Transfer Agent at the time the Letter is submitted that there are prior purchases that may apply, and notify the Transfer Agent again at the time of later purchases that such purchases are applicable under the Letter.

WAIVER OF SALES LOAD

No sales charge is imposed on shares of the Funds: (i) issued as dividends and capital gain distributions; (ii) acquired through the exercise of exchange privileges described below; (iii) sold to officers, directors or trustees, employees and retirees (and their spouses and immediate family members) of the Trust, First Hawaiian Bank and its affiliates; (iv) issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Trust is a party; (v) purchased with the proceeds of distributions from employee benefit plans for which the Adviser or its affiliates act in a fiduciary capacity or (vi) purchased within thirty days of a redemption of Retail Class B shares of such Funds (only to the amount of such redemption). You must notify the Distributor at the time of your purchase if you are eligible for a waiver of the sales load. An investor relying upon any of the categories of waivers of the sales charge must qualify such waiver in advance of the purchase with the Distributor of the financial institution or intermediary through which the shares are purchased by the investor.


In addition, purchases of Retail Class B shares of a Fund that are funded by the proceeds from the redemption (within 60 days of the purchase of Fund shares) of shares of any unrelated open-end investment company that charges either a front end or back end sales load may be made at net asset value. To make such a purchase at net asset value, the investor or the investor's broker must, at the time of purchase, submit a written request to the Transfer Agent that the purchase be processed at net asset value pursuant to this privilege, accompanied by a photocopy of the confirmation (or similar evidence) showing the redemption from the unrelated fund. The redemption of the shares of the non-related fund is, for federal income tax purposes, a sale upon which a gain or loss may be realized.


EXCHANGES OF SHARES


You may exchange Retail Class B or Institutional Class A shares of any Fund for Retail Class B or Institutional Class A shares, respectively, of any other Fund sold through this prospectus or of the Trust's Money Market or Treasury Money Market Funds without paying any additional sales charge. Exchanges are generally made at net asset value.


Exchanges will be made only after instructions in writing or by telephone (an "Exchange Request") are received by the Transfer Agent. In order to effect an exchange of shares by telephone, you must elect the telephone exchange option on your Account Application Form. If an Exchange Request in good order is received by the Transfer Agent by 4:00 p.m. New York time, on any Business Day, the exchange will

13

occur on that day. The exchange privilege may be exercised only in those states where the class of shares of the "new" Fund may legally be sold.

Customers who beneficially own shares held by a financial institution should contact that institution if they wish to exchange shares. The institution will contact the Transfer Agent and effect the exchange on behalf of the Customer.

The Trust reserves the right to change the terms or conditions of the exchange privilege discussed herein upon sixty days' notice.

REDEMPTION OF SHARES

You may redeem your shares without charge on any Business Day. There is, however, a $15 charge for wiring redemption proceeds to a shareholder's designated account. Shares may be redeemed by mail, by telephone or through a pre-arranged systematic withdrawal plan. Investors who own shares held by a financial institution should contact that institution for information on how to redeem shares.

BY MAIL


A written request for redemption must be received by the Transfer Agent, 210 West 10th Street, Kansas City, Missouri 64105 in order to constitute a valid redemption request.


If the redemption request exceeds $5,000, or if the request directs the proceeds to be sent or wired to an address different from that of record, the Transfer Agent may require that the signature on the written redemption request be guaranteed. You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union, securities exchange or association, clearing agency or savings association. Notaries public cannot guarantee signatures. The signature guarantee requirement will be waived if all of the following conditions apply: (1) the redemption is for not more than $5,000 worth of shares, (2) the redemption check is payable to the shareholder(s) of record, and
(3) the redemption check is mailed to the shareholder(s) at his or her address of record.

BY TELEPHONE

You may redeem your shares by calling the Transfer Agent at 1-800-262-9565. Under most circumstances, payments will be transmitted on the next Business Day following receipt of a valid request for redemption. You may have the proceeds mailed to your address or wired to a commercial bank account previously designated on your Account Application. There is no charge for having redemption proceeds mailed to you, but there is a $15 charge for wiring redemption proceeds.

You may request a wire redemption for redemptions in excess of $500 by calling the Transfer Agent at 1-800-262-9565, who will deduct a wire charge of $15 from the amount of the wire redemption. Shares cannot be redeemed by Federal Reserve wire on Federal holidays restricting wire transfers.

Neither the Transfer Agent nor the Trust will be responsible for any loss, liability, cost or expense for acting upon wire or telephone instructions that it reasonably believes to be genuine. The Trust and Transfer Agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions. Such procedures may include taping of telephone conversations.

If market conditions are extraordinarily active or other extraordinary circumstance exist, and you experience difficulties placing redemption orders by telephone, you may consider placing your order by mail.

SYSTEMATIC WITHDRAWAL PLAN ("SWP")

The Funds offer a Systematic Withdrawal Plan ("SWP"), which you may use to receive regular distributions from your account. Upon commencement of the SWP, your account must have a current value of $10,000 or more. You may elect to receive automatic payments via check or ACH of $50 or more on a monthly, quarterly, semi-annual or annual basis. You may obtain an SWP Application Form by contacting the Distributor at 1-800-262-9565.

14

To participate in the SWP, you must have your dividends automatically reinvested. You should realize that if your automatic withdrawals exceed income dividends, your invested principal in the account will be depleted. Thus, depending on the frequency and amounts of the withdrawal payments and/or any fluctuations in the net asset value per share, your original investment could be exhausted entirely. You may change or cancel the SWP at any time on written notice to the Transfer Agent. The Transfer Agent may require that the signature on the written notice be guaranteed.

It is generally not in your best interest to be participating in the SWP at the same time that you are purchasing additional shares if you have to pay a sales load in connection with such purchases.

OTHER INFORMATION REGARDING REDEMPTIONS

All redemption orders are effected at the net asset value per share next determined after receipt of a valid request for redemption. Net asset value per share is determined as of 4:00 p.m., New York time, on each Business Day.

Payment to shareholders for shares redeemed will be made within seven days after the Transfer Agent receives the valid redemption request. At various times, however, a Fund may be requested to redeem shares for which it has not yet received good payment; collection of payment may take ten or more days. In such circumstances, the redemption request will be rejected by the Fund. Once a Fund has received good payment for the shares a shareholder may submit another request for redemption.

Due to the relatively high costs of handling small investments, each Fund reserves the right to redeem your shares at net asset value, if, your account in any Fund has a value of less than the minimum initial purchase amount. Accordingly, if you purchase shares of any Fund in only the minimum investment amount, you may be subject to involuntary redemption if you redeem any shares. Before any Fund exercises its right to redeem such shares, you will be given notice that the value of the shares in your account is less than the minimum amount and will be allowed 60 days to make an additional investment in such Fund in an amount which will increase the value of the account to at least the minimum amount.

PERFORMANCE


From time to time, each of the Funds may advertise yield and total return. The Hawaii Municipal Bond Fund may also advertise a tax-equivalent yield. These figures are based on historical earnings and are not intended to indicate future performance. No representation can be made concerning actual future yields or returns.


The "yield" of a Fund refers to the income generated by a hypothetical investment, net of any sales charge imposed in such Fund over a thirty day period. This income is then "annualized," i.e., the income over thirty days is assumed to be generated over one year and is shown as a percentage of the investment.

"Tax-equivalent yield" is calculated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of a Fund's yield, assuming certain tax brackets for the shareholder.

The "total return" of a Fund refers to the average compounded rate of return on a hypothetical investment for designated time periods, net of any sales charge imposed on Retail Class B shares and assuming that dividend and capital gain distributions have been reinvested.

For any Fund, the performance of Institutional Class A shares will be higher than that of Retail Class B shares because of the sales load (when applicable) and distribution expenses charged to Retail Class B shares.

The Funds may periodically compare their performance to that of other mutual funds tracked by mutual funds rating services (such as Lipper Analytical), financial and business publications and periodicals, broad groups of comparable mutual funds or unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs. The Funds may quote Morningstar, Inc., a service that ranks mutual funds on the basis of risk-adjusted performance. The Funds may use long-term performance of these capital market indices to demonstrate general

15

long-term risk versus reward scenarios and could include the value of a hypothetical investment in any of the capital markets. The Funds may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques.

The Funds may quote various measures of volatility and benchmark correlation in advertising and may compare these measures to those of other funds. Measures of volatility attempt to compare historical share price fluctuations or total returns to a benchmark while measures of benchmark correlation indicate how valid a comparative benchmark might be. Measures of volatility and correlation are calculated using averages of historical data and cannot be calculated precisely.

TAXES


The following summary of income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the Federal, state, or local income tax treatment of the Funds or their Shareholders. In addition, state and local tax consequences of an investment in a Fund may differ from the Federal income tax consequences described below. Accordingly, Shareholders are urged to consult their tax advisers regarding specific questions as to Federal, state and local income taxes. Additional information concerning taxes is set forth in the Statement of Additional Information.


TAX STATUS OF THE FUNDS

Each Fund is treated as a separate entity for Federal income tax purposes and is not combined with the Trust's other portfolios. Each Fund intends to continue to qualify for the special tax treatment afforded regulated investment companies ("RICs") under Subchapter M of the Internal Revenue Code of 1986, as amended, so as to be relieved of Federal income tax on net investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses) distributed to Shareholders. Subchapter M also provides that a Fund will not invest more than 5% of its total assets in any one issuer. This limitation applies to 50% of a Fund's total assets.

TAX STATUS OF DISTRIBUTIONS


Each Fund distributes substantially all of its net investment income (including net short-term capital gains) and net capital gains to Shareholders. Dividends from the High Grade Income and Equity Funds' net investment company taxable income are taxable to its Shareholders as ordinary income (whether received in cash or in additional shares) to the extent of the Fund's earnings and profits. Dividends paid by a Fund to corporate Shareholders will qualify for the deduction for dividends received by corporations to the extent attributable to dividends received by the Fund from domestic corporations. A portion of such dividends received may be subject to the alternative minimum tax. Distributions of net capital gains do not qualify for the dividends received deduction and are taxable to Shareholders as long-term capital gains, regardless of how long Shareholders have held their shares and regardless of whether the distributions are received in cash or in additional shares.



If, at the close of each quarter of its taxable year, at least 50% of the value of the Hawaii Municipal Bond Fund's assets consist of obligations the interest on which is excludable from gross income, the Fund may pay "exempt-interest dividends" to its Shareholders. Those dividends constitute the portion of the aggregate dividends as designated by the Fund, equal to the excess of the excludable interest over certain amounts disallowed as deductions. Exempt-interest dividends are excludable from a Shareholder's gross income for Federal income tax purposes, but may have certain collateral Federal income tax consequences, including alternative minimum tax consequences. Current Federal income tax law limits the types and volumes of bonds qualifying for the Federal income tax exemption of interest, which may have an effect on the ability of the Fund to purchase sufficient amounts of tax-exempt securities to satisfy the Code's requirements for the payment of "exempt interest" dividends.

16


The Funds will provide annual reports to Shareholders of the Federal income tax status of all distributions.



While the Hawaii Municipal Bond Fund intends to invest primarily in obligations which produce interest exempt from Federal and Hawaii state income taxes, if the Fund invests in obligations that are not exempt for Hawaii purposes, a portion of the Fund's distributions will be subject to Hawaii income tax.


Dividends declared by a Fund in October, November or December of any year and payable to Shareholders of record on a date in such a month, will be deemed to have been paid by the Fund and received by the Shareholders on December 31 of the year declared if paid by the Fund at any time during the following January.


Each Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for Federal excise tax applicable to regulated investment companies.



With respect to investments which are sold at original issue discount and thus do not make periodic cash interest payments, each Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because each Fund distributes all of its net investment income to its Shareholders, a Fund may have to sell portfolio securities to distribute such imputed income which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.


Sale, exchange or redemption of Fund Shares is a taxable transaction to the Shareholder.

ADDITIONAL CONSIDERATIONS


The Hawaii Municipal Bond Fund may not be an appropriate investment for persons (including corporations and other business entities) who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development private activity bonds. Such persons should consult their tax advisers before purchasing shares. A "substantial user" is defined generally to include "certain persons" who regularly use in their trade or business a part of a facility financed from the proceeds of such bonds.



Shares of the Hawaii Municipal Bond Fund are not taxable for purposes of the Hawaii state income tax to the extent that the Fund's investments consist of obligations which are themselves exempt from taxation in Hawaii. See Municipal Securities.


GENERAL INFORMATION

THE TRUST


The Trust was organized as a Massachusetts business trust under Declaration of Trust dated May 25, 1994. The Declaration of Trust permits the Trust to offer separate portfolios of shares and different classes of each portfolio. In addition to the Funds, the Trust includes the Bishop Street Money Market Fund and the Bishop Street Treasury Money Market Fund. All consideration received by the Trust for shares of any Fund and all assets of such Fund belong to that Fund and would be subject to the liabilities related thereto.


The Trust pays its expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation materials and reports to Shareholders, costs of custodial services and registering the shares under Federal and state securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.

TRUSTEES OF THE TRUST

The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust.

17

The Trustees of the Trust are as follows:


NAME                             BUSINESS HISTORY
-------------------------  ----------------------------
Mr. Martin Anderson        Attorney--Goodsill,
                           Anderson, Quinn & Stifel
Mr. Philip H. Ching        Vice Chairman--First
                           Hawaiian Bank (through
                           January, 1996)
Honorable Shunichi Kimura  Regent--Universtiy of Hawaii
                           Judge--State of Hawaii
                           Judiciary (1974-1994)
                           Mayor--County of Hawaii
                           (1968-1974)
                           Chairman and Chief Executive
                           of the County of Hawaii
                           (1964-1968)
Honorable William S.       Trustee--Kamehameha Schools
  Richardson               Bishop Estate (through
                           1992); Chief
                           Justice--Supreme Court of
                           Hawaii, (through 1983)
                           Lieutenant Governor--State
                           of Hawaii (1962-1966)
Mr. Manuel R. Sylvester    Managing and Executive
                           Partner--Coopers & Lybrand
                           (through 1992)
Dr. Joyce S. Tsunoda       Senior Vice President and
                           Chancellor for Community
                           Colleges--University of
                           Hawaii
Mr. David G. Lee           Senior Vice President--SEI
                           Financial Management
                           Corporation


VOTING RIGHTS

Each share held entitles the Shareholder of record to one vote for each dollar invested. In other words, each shareholder of record is entitled to one vote for each dollar of net asset value of the shares held on the record date for the meeting. The Shareholders of each Fund will vote separately on matters pertaining solely to that Fund. The Shareholders of each class of each Fund will vote separately on matters pertaining to its distribution plan. As a Massachusetts business trust, the Trust is not required to hold annual meetings of Shareholders but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances.

In addition, a Trustee may be removed by the remaining Trustees or by Shareholders at a special meeting called upon written request of Shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested the Trust will provide appropriate assistance and information to the Shareholders requesting the meeting.

REPORTING

The Trust issues unaudited financial information semi-annually and audited financial statements annually. The Trust furnishes proxy statements and other reports to Shareholders of record.

SHAREHOLDER INQUIRIES


Shareholders should direct inquiries to Bishop Street Funds at P.O. Box 419240, Kansas City, MO 64141-6240 or by calling 1-800-262-9565.


DIVIDENDS

Substantially all of the net investment income (exclusive of capital gains) of the High Grade Income and Hawaii Tax-Free Funds is declared daily and distributed in the form of monthly dividends. The Equity Fund declares and pays such dividends on a quarterly basis. Shareholders of record on the date each dividend is declared will be entitled to receive the dividend. If any net capital gains are realized, they will be distributed by each Fund at least annually.


Shareholders automatically receive all income dividends and capital gains distributions in the form of additional shares at the net asset value next determined following the record date, unless the Shareholder has elected to take such payment in cash. Shareholders may change their election by providing written notice to the Bishop Street Funds at P.O. Box 419240, Kansas City, MO 64141-6240, at least 15 days prior to the distribution. Shareholders may receive payments for cash distributions in the form of a check, by Federal Reserve wire transfer or ACH.

18

Dividends and distributions of a Fund are paid on a per-share basis. The value of each share will be reduced by the amount of any such payment. If shares are purchased shortly before the record date for a dividend or the distribution of capital gains, a Shareholder will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.

The dividends on Retail Class B Shares of the Funds will normally be lower than those on Institutional Class A Shares because of the distribution expenses charged to Retail Class B Shares.


The Trust believes that as of February 5, 1995, First Hawaiian Bank and its affiliates owned of record or beneficially, substantially all of the shares of the Hawaii Municipal Bond Fund. As a consequence, First Hawaiian Bank may be deemed to be a "controlling person" of this Fund within the meaning of the Investment Company Act of 1940, as amended.


COUNSEL AND INDEPENDENT ACCOUNTANTS


Morgan, Lewis & Bockius LLP serves as counsel to the Trust. Coopers & Lybrand L.L.P. serves as the independent accountant of the Trust.


CUSTODIAN

Chemical Bank, (the "Custodian"), acts as custodian of the Trust's assets. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

The following is a description of the permitted investments for the various Funds and the various risk factors associated therewith:

AMERICAN DEPOSITARY RECEIPTS ("ADRs")--ADRs are typically issued by a U.S. financial institution that evidence ownership of underlying securities issued by a foreign issuer. While the Funds expect to invest primarily in sponsored ADRs, a joint arrangement between the foreign issuer and the depositary, some ADRs may be unsponsored. Unlike sponsored ADRs the holders of unsponsored ADRs bear all expenses and the depositary may not be obligated to distribute Shareholder communications or to pass-through the voting rights on the deposited securities. ADRS are typically listed and traded in the U.S. in the form of American Depositary Shares (ADSs).

BANKERS' ACCEPTANCES--Bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

CERTIFICATES OF DEPOSIT--Interest bearing instruments with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit have penalties for early withdrawal.

COMMERCIAL PAPER--The term used to designate unsecured short-term promissory notes issued by municipalities, corporations and other entities. Maturities on these issues vary, generally from a few days to nine months.

CONVERTIBLE SECURITIES--Convertible securities have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. As a result, the Fund's selection of convertible securities is based, to a great extent, on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions.

EQUITY SECURITIES--Investments in common stocks are subject to market risks which may cause their prices to fluctuate over time. Changes in the value of portfolio securities will not necessarily affect cash income derived from these securities but will affect a Fund's net asset value.

19

FIXED INCOME SECURITIES--The market value of fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal will also affect the value of these investments. Changes in the value of portfolio securities will not affect cash income derived from these securities but will affect a Fund's net asset value.

GNMA PASS-THROUGH SECURITIES--GNMA securities represent participations in mortgage pools. Although GNMA guarantees the timely payment of principal and interest, the market value and yield of these instruments can vary due to interest rate fluctuations and prepayments of underlying mortgages. In addition, any premiums paid to purchase these instruments are not subject to GNMA guarantees. Moreover, although GNMA certificates may offer higher yields than those available from other types of U.S. Government securities, they may not be as effective in "locking in" attractive long-interest rates because of prepayments of the mortgage pools when interest rates decline. Due to this prepayment feature, GNMA certificates tend not to increase in value as much as most other debt securities when interest rates decline.

MORTGAGE-BACKED SECURITIES--Securities representing an interest in a pool of mortgage loans that are issued or guaranteed by a U.S. Government agency. The primary issuers or guarantors of these mortgage-backed securities are GNMA, FNMA and the Federal Home Loan Mortgage Corporation. Mortgage-backed securities are also issued by non-governmental entities which consist of collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs") that are rated by S&P or Moody's. The mortgages backing these securities include conventional thirty-year fixed rate mortgages, graduated payment mortgages and adjustable rate mortgages.

Mortgage-backed securities are in most cases "pass-through" instruments, through which the holder receives a share of all interest and principal payments from the mortgages underlying the certificate.

CMOs are debt obligation or multiclass pass-through certificates issued by agencies or instrumentalities of the U.S. Government or by private originators or investors in mortgage loans. In a CMO, series of bonds or certificates are usually issued in multiple classes. Principal and interest paid on the underlying mortgage assets may be allocated among the several classes of a series of a CMO in a variety of ways. Each class of a CMO, often referred to as a "tranche," is issued with a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal payments on the underlying mortgage assets may cause CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of any premium paid.

A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code and invests in certain mortgages principally secured by interests in real property. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests, or "residual" interests. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by FNMA or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or FNMA, FHLMC or GNMA-guaranteed mortgage pass-through certificates. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates. FNMA REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by FNMA.

Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the average life or realized yield of a particular issue of pass-through certificates. In the

20

absence of a known maturity, market participants generally refer to an estimated average life as the most appropriate measure of the maturity of a mortgage-backed security. An average life estimate is a function of an assumption regarding anticipated prepayment patterns. The assumption is based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants could produce somewhat different average life estimates with regard to the same security. There can be no assurance that the estimated average life will be the actual average life.

MUNICIPAL SECURITIES--Municipal Securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of Municipal Securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

Certain Municipal Securities are municipal lease revenue obligations (or certificates of participation ("COPs")), which typically provide that the municipality has no obligation to make lease or installment payments in future years unless such amounts are appropriated for such purpose. While the risk of appropriation is inherent to COP financing, this risk is mitigated by the Fund's policy, to invest in COPs that are rated in one of the four highest rating categories used by Moody's, S&P or Fitch, or of equivalent quality, as determined by the Adviser, under guidelines adopted by the Board of Trustees.

PARTICIPATION INTERESTS--Participation interests are interests in loans from financial institutions such as commercial and investment banks, savings and loan associations and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership.

RECEIPTS--Separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the receipts. The custodian arranges for the issuance of the receipts evidencing ownership and maintains the register. Receipts include "Treasury Receipts" ("TRs"), "Treasury Investment Growth Receipts" ("TIGRs"), "Liquid Yield Option Notes" ("LYONs"), and "Certificates of Accrual on Treasury Securities" ("CATS"). TIGRs, LYONs and CATS are interests in private proprietary accounts while TRs are interests in accounts sponsored by the U.S. Treasury. Securities denominated as TRs, TIGRs, LYONs and CATS are sold as zero coupon securities which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal.


REPURCHASE AGREEMENTS--Agreements by which a financial institution agrees to sell a security to a Fund and commits to repurchase the security at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. The Fund will have actual or constructive possession of the securities as collateral for the repurchase agreement. The Trust bears a risk of loss in the event the other party defaults on its obligations and the Trust is delayed or prevented from exercising its right to dispose of the

21


collateral securities or if the Trust realizes a loss on the sale of the collateral. The Adviser will enter into repurchase agreements on behalf of the Trust only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on guidelines established and periodically reviewed by the Trustees. Repurchase agreements are considered loans under the 1940 Act.


RESTRICTED AND ILLIQUID SECURITIES--Restricted securities are securities that may not be sold freely to the public absent registration under the Securities Act of 1933, as amended or an exemption from registration.

Section 4(2) commercial paper is issued in reliance on an exemption from registration under Section 4(2) of the Act and is generally sold to institutional investors who purchase for investment. Any resale of such commercial paper must be in an exempt transaction, usually to an institutional investor through the issuer or investment dealers who make a market on such commercial paper.


Rule 144A Securities are securities that have not been registered under the Securities Act of 1933 but which may be traded between certain qualified institutional investors, including investment companies. The absence of a secondary market may affect the value of Rule 144A Securities.



Illiquid securities are securities which cannot be disposed of in 7 days or less at approximately their carrying value (which is the value given the security by the Fund on its books). Each of the Funds may invest up to 15% of its net assets in illiquid securities.


SECURITIES LENDING--A Fund may lend the securities in which it is invested, in order to generate additional income, pursuant to agreements requiring that the loan be continuously secured by cash, securities of the U.S. Government or its agencies or any combination of cash and such securities as collateral equal to 102% of the market value at all times of the securities lent. The Fund will continue to receive interest on the securities lent while simultaneously earning interest on the investment of cash collateral in U.S. Government securities. Collateral is marked to market daily to provide a level of collateral at least equal to the value of the securities lent. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially.

SECURITIES OF FOREIGN ISSUERS--Investment in securities of foreign issuers, may subject the Trust to different risks than those attendant to investments in securities of U.S. issuers. These risks include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, and political instability. There may also be less publicly available information with regard to foreign issuers than domestic issuers. Foreign markets may be characterized by less liquidity, greater price volatility, less regulation and higher transaction costs than U.S. markets.

U.S. GOVERNMENT AGENCY OBLIGATIONS--Certain Federal agencies such as the Government National Mortgage Association ("GNMA") have been established as instrumentalities of the United States Government to supervise and finance certain types of activities. Issues of these agencies, while not direct obligations of the United States Government, are either backed by the full faith and credit of the United States (e.g., GNMA) or supported by the issuing agencies' right to borrow from the Treasury. The issues of other agencies are supported by the credit of the instrumentality (e.g., Federal National Mortgage Association).

U.S. TREASURY OBLIGATIONS--Bills, notes and bonds issued by the U.S. Treasury, and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS").

WHEN-ISSUED SECURITIES--Securities purchased on a when-issued basis are subject to settlement within 45 days of the purchase date. The price and yield on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement. These securities are therefore subject to market fluctuation due to changes in market interest rates, and, although the purchase of securities on a when-issued basis is not considered leveraging, it has the effect of leveraging the Fund's assets. A

22

Fund will maintain with the Custodian a separate account with liquid high grade securities or cash in an amount at least equal to these commitments.

ZERO-COUPON SECURITIES--STRIPS and Receipts (TRs, TIGRs, LYONs and CATS) are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

TABLE OF CONTENTS
--------------------------------------------------------------------------------


Summary.......................................          2
Expense Summary...............................          3
The Trust.....................................          6
Investment Objectives and Policies............          6
General Investment Policies...................          7
Risk Factors..................................          8
Investment Limitations........................          8
Fundamental Policies..........................          8
The Adviser...................................          8
The Administrator.............................          9
The Transfer Agent............................          9

The Distributor...............................          9
How to Purchase Shares........................          9
Sales Charges.................................         11
Exchange of Shares............................         12
Redemption of Shares..........................         13
Performance...................................         14
Taxes.........................................         15
General Information...........................         16
Description of Permitted Investments and Risk
  Factors.....................................         18

PROSPECTUS

                              BISHOP STREET FUNDS
                              INVESTMENT ADVISER:
                              FIRST HAWAIIAN BANK

BISHOP STREET FUNDS (the "Trust") is a mutual fund that seeks to provide a convenient means of investing in one or more professionally managed portfolios of securities. This Prospectus relates to the following Fund:

                        BISHOP STREET MONEY MARKET FUND

The Fund is composed of Retail Class B and Institutional Class A shares. Retail Class B shares are sold with distribution fees. Institutional Class A shares are sold without distribution fees. First Hawaiian Bank, the Fund's investment adviser, is an affiliate of First Hawaiian, Inc.

INSTITUTIONAL CLASS A SHARES ARE OFFERED PRIMARILY TO AGENCY, FIDUCIARY, CUSTODIAL AND ADVISORY CLIENTS OF FIRST HAWAIIAN BANK. RETAIL CLASS B SHARES ARE OFFERED PRIMARILY TO INDIVIDUALS AND TO CASH SWEEP CUSTOMERS OF FIRST HAWAIIAN BANK.

 THE TRUST'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, INCLUDING FIRST HAWAIIAN BANK OR ITS AFFILIATES. THE TRUST'S SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

AS WITH ANY MUTUAL FUND, AN INVESTMENT IN THE BISHOP STREET MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.


This Prospectus sets forth concisely the basic information about the Fund and the Trust that a prospective investor should know before investing. Investors are advised to read this Prospectus and retain it for future reference. A Statement of Additional Information dated April 29, 1996 has been filed with the Securities and Exchange Commission and is available without charge by calling 1-800-262-9565. The Statement of Additional Information is incorporated into this Prospectus by reference.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


APRIL 29, 1996

2

                                    SUMMARY

BISHOP STREET FUNDS (the "Trust") is an open-end management investment company which provides a convenient way to invest in professionally managed portfolios of securities. This Summary provides basic information about the Retail Class B and Institutional Class A shares of the Trust's Money Market Fund (the "Fund").

WHAT ARE THE INVESTMENT OBJECTIVE AND POLICIES OF THE FUND? The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income by investing in U.S. dollar-denominated, high quality short-term debt securities. See "Investment Objectives and Policies" and "Description of Permitted Investments and Risk Factors."

WHAT ARE THE RISKS INVOLVED WITH AN INVESTMENT IN THE FUND? The Fund seeks to maintain a net asset value of $1.00 per share, but there can be no assurance that the Fund will be able to do so on a continuous basis. There are other risks involved in the ownership of money market mutual funds. See "Description of Permitted Investments and Risk Factors."

WHO IS THE ADVISER? First Hawaiian Bank serves as the Adviser of the Fund. Wellington Management Company serves as the Sub-Adviser of the Fund. See "Expense Summary" and "The Adviser" and "The Sub-Adviser."

WHO IS THE ADMINISTRATOR? SEI Financial Management Corporation serves as the Administrator and shareholder servicing agent of the Trust. See "Expense Summary" and "The Administrator."


WHO IS THE TRANSFER AGENT? DST Systems, Inc. serves as transfer agent and dividend disbursing agent for the Trust. See "The Transfer Agent."


WHO IS THE DISTRIBUTOR? SEI Financial Services Company serves as distributor of the Trust's shares. See "The Distributor."

HOW DO I PURCHASE, EXCHANGE OR REDEEM SHARES? Purchases, exchanges or redemptions of shares may be made on any day on which both the New York Stock Exchange and Federal Reserve wire system are open for business ("Business Days") except for Hawaii state banking holidays. A purchase, exchange or redemption order will be executed at a per share price equal to the net asset value per share next determined after the receipt of the purchase, exchange or redemption order. Orders must be placed prior to 1:00 p.m., New York Time, on any Business Day for the order to be effective that day. The minimum initial investment is $1,000 ($500 for IRAs and $500 for officers, directors, or employees of First Hawaiian Bank and its affiliates). Subsequent purchases of shares must be at least $100. Net asset value is determined as of 1:00 p.m., New York Time, on each Business Day. See "Purchase of Shares," "Exchange of Shares," and "Redemption of Shares."

HOW ARE DIVIDENDS PAID? Substantially all of the net investment income (exclusive of capital gains) of the Fund is distributed in the form of monthly dividends. Any capital gain is distributed at least annually. Distributions are paid in additional shares unless the Shareholder elects to take the payment in cash. See "Dividends."

3

                                EXPENSE SUMMARY


                                                                                                RETAIL CLASS B
SHAREHOLDER TRANSACTION EXPENSES                                                                    SHARES
---------------------------------------------------------------------------------------------------------------
Maximum Sales Load Imposed on Purchases (as a percentage of offering price)...................       None
Maximum Sales Load Imposed on Reinvested Dividends (as a percentage of offering price)........       None
Maximum Contingent Deferred Sales Charge......................................................       None
Exchange Fee..................................................................................       None
Wire Redemption Fee...........................................................................        $15

ANNUAL OPERATING EXPENSES
(as a percentage of average net assets)
---------------------------------------------------------------------------------------------------------------
Advisory Fees (after fee waivers)(1)..........................................................       .28%
Rule 12b-1 Fees...............................................................................       .10%
Other Expenses................................................................................       .22%
---------------------------------------------------------------------------------------------------------------
Total Operating Expenses (after fee waivers)(2)...............................................       .60%
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------



(1) These numbers have been restated to reflect reductions in fee waiver and expense reimbursement arrangements effective in the current fiscal year. The Adviser has agreed to waive a portion of its fees. Absent such fee waivers, advisory fees would be .30% for the Fund. The Adviser reserves the right to terminate the waiver at any time in its sole discretion.


(2) These numbers have been restated to reflect reductions in fee waiver and expense reimbursement arrangements effective in the current fiscal year. Absent the Adviser's voluntary fee waivers, total operating expenses would be .62% for the Fund.



EXAMPLE
-----------------------------------------------------------------------------------------------------------------------
                                                                          1 YR.        3 YRS.       5 YRS.      10 YRS.
-----------------------------------------------------------------------------------------------------------------------
An investor in the Retail Class B shares of the Fund would pay the following expenses on a $1,000 investment assuming (1) 5% annual
  return and (2) redemption at the end of each time period.........  $        6   $       19   $       33   $       75
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------



THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of the expense table and example is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in the Retail Class B shares of the Fund. A person who purchases shares through a financial institution may be charged separate fees by that institution. See "Purchase of Shares."

4


                                                                                         INSTITUTIONAL CLASS A
SHAREHOLDER TRANSACTION EXPENSES                                                                 SHARES
---------------------------------------------------------------------------------------------------------------
Exchange Fee...........................................................................           None
Wire Redemption Fee....................................................................           None

ANNUAL OPERATING EXPENSES
(as a percentage of average net assets)
---------------------------------------------------------------------------------------------------------------
Advisory Fees (after fee waivers)(1)...................................................           .28%
Other Expenses.........................................................................           .22%
---------------------------------------------------------------------------------------------------------------
Total Operating Expenses (after fee waivers)(2)........................................           .50%
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------



(1) These numbers have been restated to reflect reductions in fee waiver and expense reimbursement arrangements effective in the current fiscal year. The Adviser has agreed to waive a portion of its fees. Absent such fee waivers, advisory fees would be .30% for the Fund. The Adviser reserves the right to terminate the waiver at any time in its sole discretion.


(2) These numbers have been restated to reflect reductions in fee waiver and expense reimbursement arrangements effective in the current fiscal year. Absent the Adviser's voluntary fee waivers, total operating expenses would be .52% for the Fund.



EXAMPLE
-----------------------------------------------------------------------------------------------------------------------
                                                                          1 YR.        3 YRS.       5 YRS.      10 YRS.
-----------------------------------------------------------------------------------------------------------------------
An investor in the Institutional Class A shares of the Fund would pay the following expenses on a $1,000 investment assuming (1) 5%
  annual return and (2) redemption at the end of each time
  period...........................................................  $        5   $       16   $       28   $       63
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------



THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of the expense table and example is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in the Institutional Class A shares of the Fund. A person who purchases Institutional Class A shares through a First Hawaiian Bank agency, fiduciary, custodial or advisory account will pay a separate fee for those services. See "Purchase of Shares."

5


FINANCIAL HIGHLIGHTS



The following information has been audited by Coopers & Lybrand L.L.P., the Trust's independent accountants, as indicated in their report dated February 16, 1996 on the Trust's financial statements as of December 31, 1995 included in the Trust's Statement of Additional Information under "Financial Information." This table should be read in conjunction with the Trust's financial statements and notes thereto. Additional information is set forth in the 1995 Annual Report to Shareholders and is available without charge by calling 1-800-262-9565.



FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                                        INVESTMENT ACTIVITIES
                                                     ----------------------------
                                                                    NET REALIZED
                                                                         AND             DISTRIBUTIONS
                                        NET ASSET                    UNREALIZED    --------------------------
                                         VALUE,           NET        GAIN (LOSS)       NET                      NET ASSET
                                      BEGINNING OF    INVESTMENT         ON        INVESTMENT                  VALUE, END
                                         PERIOD         INCOME       INVESTMENTS     INCOME     CAPITAL GAINS   OF PERIOD
                                      -------------  -------------  -------------  -----------  -------------  -----------
MONEY MARKET FUND

INSTITUTIONAL CLASS A
  For the period ended December 31,
     1995(1):                                1.00          0.051             --        (0.051)           --          1.00

 RETAIL CLASS B
  For the period ended December 31,
    1995(2):                                 1.00          0.047             --        (0.047)           --          1.00

                                                                                                                RATIO OF NET
                                                                                  RATIO OF                       INVESTMENT
                                                                                 EXPENSES TO                      INCOME TO
                                                                                 AVERAGE NET                     AVERAGE NET
                                                       NET                         ASSETS       RATIO OF NET       ASSETS
                                                     ASSETS,      RATIO OF      EXCLUDING FEE    INVESTMENT     EXCLUDING FEE
                                                      END OF     EXPENSES TO     WAIVERS AND      INCOME TO      WAIVERS AND
                                                      PERIOD     AVERAGE NET        REIM-        AVERAGE NET        REIM-
                                      TOTAL RETURN    (000)        ASSETS        BURSEMENTS        ASSETS        BURSEMENTS
                                      ------------  ----------  -------------  ---------------  -------------  ---------------
MONEY MARKET FUND
INSTITUTIONAL CLASS A
  For the period ended December 31,
     1995(1):                              5.67%*   $  305,120         0.50%*          0.66%*          5.50%*          5.34%*
 RETAIL CLASS B
  For the period ended December 31,
    1995(2):                               5.55%*       $3,658         0.60  %*          0.76  %*        5.26  %*         5.10  %*


                                        PORTFOLIO
                                      TURNOVER RATE
                                      -------------
MONEY MARKET FUND
INSTITUTIONAL CLASS A
  For the period ended December 31,
     1995(1):                                  --
 RETAIL CLASS B
  For the period ended December 31,
    1995(2):                                    --



Amounts Designated as "--" are either $0 or have been rounded to $0.



  *   Annualized



(1)    Commenced operations on January 30, 1995.



(2)    Commenced operations on February 17, 1995.

6

THE TRUST


BISHOP STREET FUNDS (the "Trust") is an open-end management investment company that offers units of beneficial interest ("shares") in the Fund through separate Classes (Retail Class B and Institutional Class A), which provide for variations in sales charges, distribution costs, voting rights and dividends. Except for these differences, each share of each Fund represents an undivided, proportionate interest in the Fund. This Prospectus offers shares of the Trust's Money Market Fund. Information regarding the Trust's High Grade Income Fund, Hawaii Municipal Bond Fund, Equity Fund and Treasury Money Market Fund is contained in separate prospectuses that may be obtained by calling 1-800-262-9565.


INVESTMENT OBJECTIVE AND POLICIES

The investment objective of the Money Market Fund is to preserve principal and maintain a high degree of liquidity while providing current income. There can be no assurance that the investment objective of the Fund will be met.

The Fund intends to comply with regulations of the Securities and Exchange Commission ("SEC") applicable to money market funds. These regulations impose certain quality, maturity and diversification restraints on investments by the Fund. The Fund intends to use its best efforts to maintain a constant net asset value of $1.00 per share, but there can be no assurance that the Fund will be able to do so on a continuing basis.


The Fund invests in the following U.S. dollar-denominated, high quality debt obligations with remaining maturities of 397 days or less: (i) commercial paper rated in the highest short-term ratings categories of a nationally recognized statistical rating organization ("NRSRO"), or, if not rated, determined by the Sub-Adviser to be of comparable quality; (ii) obligations (certificates of deposit, time deposits, notes and bankers' acceptances) of U.S. savings and loan and thrift institutions and U.S. commercial banks, provided that such institutions (or, in the case of a branch, the parent institution) have total assets of $500 million or more as shown on their last published financial statements at the time of investment; (iii) short-term corporate obligations with a remaining term of not more than one year of issuers with commercial paper of comparable priority and security meeting the above ratings; (iv) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by the agencies or instrumentalities of the U.S. Government, including STRIPS; (v) short-term obligations issued by state and local governmental issuers, which are rated, at the time of investment by at least two NRSROs in one of the two highest municipal bond rating categories, or, if not rated, determined to be of comparable quality by the Sub-Adviser; (vi) receipts; and
(vii) repurchase agreements involving any of the foregoing obligations.


The Fund may invest in floating or variable rate obligations, and may purchase securities on a "when-issued" basis.

INVESTMENT LIMITATIONS

The Fund may not:

1. Purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and repurchase agreements involving such securities) if, as a result more than 5% of total assets of the Fund would be invested in the securities of such issuer.

2. Purchase any securities which would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in (a) domestic banks and (b) obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities, and repurchase agreements involving such securities.

The foregoing percentage limitations will apply at the time of the purchase of a security. Additional investment limitations are set forth in the Statement of Additional Information.

7

FUNDAMENTAL POLICIES

The Fund's investment objective and the foregoing investment limitations are fundamental policies. Fundamental policies cannot be changed with respect to the Fund without the consent of the holders of a majority of the Fund's outstanding shares.

THE ADVISER

First Hawaiian Bank (the "Adviser") acts as the investment adviser for the Fund. The Adviser makes investment decisions for the assets of the Fund, and continuously reviews, supervises and administers the Fund's investment program. The Adviser discharges its responsibilities subject to the supervision of, and policies set by, the Trustees of the Trust.


The Adviser is a wholly-owned subsidiary of First Hawaiian, Inc. Prior to January, 1995, the Adviser had not previously served as an investment adviser to a mutual fund. The Adviser and its corporate predecessors have provided trust and asset management services in Hawaii for over 70 years. As of December 31, 1995 the Trust and Investment divisions of the Adviser had assets under management of approximately $7.2 billion for trust and agency clients.


The Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .30% of the Money Market Fund's average daily net assets. The Adviser may from time to time waive all or a portion of its fee in order to limit the operating expenses of a Fund. Any such waiver is voluntary and may be terminated at any time in the Adviser's sole discretion.


For the fiscal year ended December 31, 1995, the Money Market Fund paid advisory fees of .14% of its average daily net assets.


THE SUB-ADVISER

Wellington Management Company (the "Sub-Adviser") serves as the investment sub-adviser for the Fund pursuant to a sub-advisory agreement (the "Sub-Advisory Agreement") with the Trust and the Adviser. Under the Sub-Advisory Agreement, the Sub-Adviser manages the investments of the Fund, selects investments, and places all orders for purchases and sales of the Fund's securities, subject to the general supervision of the Trustees of the Trust and the Adviser.


For the services provided and expenses incurred pursuant to the Sub-Advisory Agreement, the Sub-Adviser is entitled to receive from the Adviser a fee, computed daily and paid monthly, at the annual rate of .075% of the average daily net assets of the Fund up to $500 million and .020% of the average daily net assets of the Fund in excess of $500 million. For the fiscal year ended December 31, 1995, the Adviser paid sub-advisory fees of .08% of its average daily net assets.



The Sub-Adviser is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions and individuals. As of December 31, 1995 Wellington had investment management authority with respect to approximately $109.2 billion of assets. The Sub-Adviser and its predecessor organizations have provided investment advisory services to investment companies since 1933 and to investment counseling clients since 1960. Wellington Management Company, 75 State Street, Boston, MA 02109, is a Massachusetts general partnership, of which the following persons are managing partners: Robert W. Doran, Duncan M. McFarland and John R. Ryan.


THE ADMINISTRATOR

SEI Financial Management Corporation (the "Administrator"), a wholly-owned subsidiary of SEI Corporation ("SEI"), provides the Trust with administrative services, including fund accounting, regulatory reporting, necessary office space, equipment, personnel, and facilities. The Administrator also acts as shareholder servicing agent of the Fund.


The Administrator is entitled to a fee, calculated daily and paid monthly, at an annual rate of .20% of the average daily net assets of the Fund. For the fiscal year ended December 31, 1995, the Fund paid administration fees of .20% of the Fund's average daily net assets.

8

THE TRANSFER AGENT


DST Systems, Inc. (the "Transfer Agent"), 210 West 10th Street, Kansas City, Missouri 64105 serves as the Transfer Agent and dividend disbursing agent for the Trust.


THE DISTRIBUTOR

SEI Financial Services Company (the "Distributor"), a wholly-owned subsidiary of SEI, serves as distributor. The Retail Class B shares of the Trust have a Rule 12b-1 Distribution Plan (the "Retail Class B Plan"), under which such shares of the Fund bear distribution expenses and related service fees at the annual rate of up to .10% of their average daily net assets. Financial institutions that are the record owner of shares for the account of their customers may impose separate fees for account services to their customers.

The Fund may execute repurchase agreements through the Distributor, for which the Distributor receives compensation.

HOW TO PURCHASE SHARES

GENERAL INFORMATION

Shares of the Fund are available for sale in the State of Hawaii and Guam.

You may purchase shares of the Fund on any day on which both the New York Stock Exchange and Federal Reserve wire system are open for business ("Business Days") except for Hawaii state banking holidays. However, shares of the Fund cannot be purchased by Federal Reserve wire on Federal holidays restricting wire transfers. The minimum initial investment in the Fund is $1,000 ($500 for IRAs and $500 for officers, directors, or employees of First Hawaiian Bank or its affiliates). The Distributor may waive the minimum investment at its discretion. Subsequent purchases of shares must be at least $100.


A purchase order for shares will be effective as of the Business Day received by the Transfer Agent if the Transfer Agent receives the order and payment before 1:00 p.m., New York time. The purchase price (the "Offering Price") is the net asset value next determined after the purchase order is effective. Purchases will be made in full and fractional shares calculated to three decimal places.



The net asset value per share of the Fund is determined as of 1:00 p.m., New York time on each Business Day by dividing the total market value of the Fund's investments and other assets, less any liabilities, by the total outstanding shares of the Fund. The Fund values its portfolio securities using the amortized cost method of valuation, approximating market value. Pursuant to guidelines adopted and monitored by the Trustees of the Trust, the Fund may use a pricing service to provide market quotations or valuations. A pricing service may derive such valuations through the use of a matrix system to value fixed income securities which considers factors such as securities prices, yield features, ratings, and developments related to a specific security. Although the methodology and procedures for determining net asset value are identical for both classes of the Fund, the net asset value per share of such classes may differ because of the distribution expenses charged to Retail Class shares.


The Trust reserves the right to reject a purchase order for shares when the Distributor determines that it is not in the best interest of the Trust and/or its Shareholders to accept such order.

Shareholders who own their shares of record and who desire to transfer registration of their shares should contact the Transfer Agent at 1-800-262-9565 for further instructions.

HOW TO PURCHASE INSTITUTIONAL CLASS A SHARES

Institutional Class A shares may only be purchased by First Hawaiian Bank in its capacity as Agent, Fiduciary, Custodian or Adviser.

HOW TO PURCHASE RETAIL CLASS B SHARES

Retail Class B shares of the Fund may be purchased directly from the Transfer Agent by mail, by wire or

9

through an automatic investment plan ("AIP"). Shares may also be purchased through broker-dealers that have established a dealer agreement with the Distributor.

HOW TO PURCHASE BY MAIL


You may purchase shares of the Fund by completing and signing an Account Application form and mailing it, along with a check (or other negotiable bank instrument or money order) payable to "Bishop Street Money Market Fund," to the Transfer Agent at 210 West 10th Street, Kansas City, Missouri 64105. You may purchase more shares at any time by mailing payment to the Transfer Agent at the above address. Orders placed by mail will be executed on receipt of your payment. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred.


You may obtain Account Application Forms by calling the Distributor at 1-800-262-9565.

HOW TO PURCHASE BY WIRE

You may purchase shares by wiring Federal funds, provided that your Account Application has been previously received. You must wire funds to the Transfer Agent and the wire instructions must include your account number. You must call the Transfer Agent at 1-800-262-9565 before wiring any funds. An order to purchase shares by Federal funds wire will be deemed to have been received by the Fund on the Business Day of the wire; provided that the shareholder wires funds to the Transfer Agent prior to 1:00 p.m., New York time. If the Transfer Agent does not receive the wire by 1:00 p.m., New York time, the order will be executed on the next Business Day.

HOW TO PURCHASE THROUGH AN AUTOMATIC INVESTMENT PLAN ("AIP")

You may arrange for periodic additional investments in the Fund through automatic deductions by Automated Clearing House ("ACH") from a checking account by completing an AIP Application Form. The minimum pre-authorized investment amount is $50 per month. An AIP Application Form may be obtained by contacting the Distributor at 1-800-262-9565. The AIP is available only for additional investments to an existing account.

HOW TO PURCHASE THROUGH FINANCIAL INSTITUTIONS

Shares may be purchased through financial institutions, including the Adviser, that provide distribution assistance or shareholder services. Shares purchased by persons ("Customers") through financial institutions may be held of record by the financial institution. Financial institutions may impose an earlier cut-off time for receipt of purchase orders directed through them to allow for processing and transmittal of these orders to the Transfer Agent for effectiveness the same day. Customers should contact their financial institution for information as to that institution's procedures for transmitting purchase, exchange or redemption orders to the Trust.

Customers who desire to transfer the registration of shares beneficially owned by them but held of record by a financial institution should contact the institution to accomplish such change.

Depending upon the terms of a particular Customer account, a financial institution may charge a Customer account fees. Information concerning these services and any charges will be provided to the Customer by the financial institution.

EXCHANGE OF SHARES


You may exchange Retail Class B or Institutional Class A shares of the Money Market Fund for Retail Class B or Institutional Class A shares, respectively, of the High Grade Income, Hawaii Municipal Bond or Equity Funds of the Trust at net asset value plus any applicable sales charge. Exchanges of Retail Class B or Institutional Class A shares of any other Fund of the Trust for Retail Class B shares or Institutional Class A shares of the Money Market Fund will be made at net asset value.


Exchanges will be made only after instructions in writing or by telephone (an "Exchange Request") are received by the Transfer Agent. In order to effect an

10

exchange of shares by telephone, you must elect the telephone exchange option on your Account Application Form. If an Exchange Request in good order is received by the Transfer Agent on any Business Day, the exchange will occur on that day. The exchange privilege may be exercised only in those states where the class of shares of the "new" Fund may legally be sold.

Customers who beneficially own shares held by a financial institution should contact that institution if they wish to exchange shares. The institution will contact the Transfer Agent and effect the exchange on behalf of the Customer.

The Trust reserves the right to change the terms or conditions of the exchange privilege discussed herein upon sixty days' notice.

REDEMPTION OF SHARES

You may redeem your shares without charge on any Business Day. There is, however, a $15 charge for wiring redemption proceeds to a shareholder's designated account. Shares may be redeemed by mail, by telephone or through a pre-arranged systematic withdrawal plan. Investors who own shares held by a financial institution should contact that institution for information on how to redeem shares.

BY MAIL


A written request for redemption must be received by the Transfer Agent, 210 West 10th Street, Kansas City, Missouri 64105 in order to constitute a valid redemption request.


If the redemption request exceeds $5,000, or if the request directs the proceeds to be sent or wired to an address different from that of record, the Transfer Agent may require that the signature on the written redemption request be guaranteed. You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union, securities exchange or association, clearing agency or savings association. Notaries public cannot guarantee signatures. The signature guarantee requirement will be waived if all of the following conditions apply: (1) the redemption is for not more than $5,000 worth of shares, (2) the redemption check is payable to the shareholder(s) of record, and
(3) the redemption check is mailed to the shareholder(s) at his or her address of record.

BY TELEPHONE

You may redeem your shares by calling the Transfer Agent at 1-800-262-9565. Under most circumstances, payments will be transmitted on the next Business Day following receipt of a valid request for redemption. You may have the proceeds mailed to your address or wired to a commercial bank account previously designated on your Account Application. There is no charge for having redemption proceeds mailed to you, but there is a $15 charge for wiring redemption proceeds.

You may request a wire redemption for redemptions in excess of $500 by calling the Transfer Agent at 1-800-262-9565, who will deduct a wire charge of $15 from the amount of the wire redemption. Shares cannot be redeemed by Federal Reserve wire on Federal holidays restricting wire transfers.

Neither the Transfer Agent nor the Trust will be responsible for any loss, liability, cost or expense for acting upon wire or telephone instructions that it reasonably believes to be genuine. The Trust and Transfer Agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions. Such procedures may include taping of telephone conversations.

If market conditions are extraordinarily active or other extraordinary circumstance exist, and you experience difficulties placing redemption orders by telephone, you may consider placing your order by mail.

SYSTEMATIC WITHDRAWAL PLAN ("SWP")

The Fund offers a Systematic Withdrawal Plan ("SWP"), which you may use to receive regular distributions from your account. Upon

11

commencement of the SWP, your account must have a current value of $20,000 or more. You may elect to receive automatic payments via check or ACH of $50 or more on a monthly, quarterly, semi-annual or annual basis. You may obtain an SWP Application Form by contacting the Distributor at 1-800-262-9565.

To participate in the SWP, you must have your dividends automatically reinvested. You should realize that if your automatic withdrawals exceed income dividends, your invested principal in the account will be depleted. Thus, depending on the frequency and amounts of the withdrawal payments and/or any fluctuations in the net asset value per share, your original investment could be exhausted entirely. You may change or cancel the SWP at any time on written notice to the Transfer Agent. The Transfer Agent may require that the signature on the written notice be guaranteed.

OTHER INFORMATION REGARDING REDEMPTIONS

All redemption orders are effected at the net asset value per share next determined after receipt of a valid request for redemption. Net asset value per share is determined as of 1:00 p.m., New York time, on each Business Day.

Payment to shareholders for shares redeemed will be made within seven days after the Transfer Agent receives the valid redemption request. At various times, however, the Fund may be requested to redeem shares for which it has not yet received good payment; collection of payment may take ten or more days. In such circumstances, the redemption request will be rejected by the Fund. Once the Fund has received good payment for the shares a shareholder may submit another request for redemption.

Due to the relatively high costs of handling small investments, the Fund reserves the right to redeem your shares at net asset value, if, your account in any Fund has a value of less than the minimum initial purchase amount. Accordingly, if you purchase shares of the Fund in only the minimum investment amount, you may be subject to involuntary redemption if you redeem any shares. Before the Fund exercises its right to redeem such shares, you will be given notice that the value of the shares in your account is less than the minimum amount and will be allowed 60 days to make an additional investment in the Fund in an amount which will increase the value of the account to at least the minimum amount.

PERFORMANCE

From time to time, the Fund may advertise its current yield and effective yield. These figures are based on historical earnings and are not intended to indicate future performance. No representation can be made concerning actual future yields or returns.

The "current yield" of the Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" (also called "effective compound yield") is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

For the Fund, the performance of Institutional Class A shares will be higher than that of Retail Class B shares because of the distribution expenses charged to Retail Class B shares.

The Fund may periodically compare its performance to that of other mutual funds tracked by mutual funds rating services (such as Lipper Analytical), financial and business publications and periodicals, broad groups of comparable mutual funds or unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs. The Fund may quote Morningstar, Inc., a service that ranks mutual funds on the basis of risk-adjusted performance. The Fund may use long-term performance of these capital market indices to demonstrate general long-term risk versus reward scenarios and could include the value

12

of a hypothetical investment in any of the capital markets. The Fund may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques.

The Fund may quote various measures of volatility and benchmark correlation in advertising and may compare these measures to those of other funds. Measures of volatility attempt to compare historical share price fluctuations or total returns to a benchmark while measures of benchmark correlation indicate how valid a comparative benchmark might be. Measures of volatility and correlation are calculated using averages of historical data and cannot be calculated precisely.

TAXES


The following summary of income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the Federal, state, or local income tax treatment of the Fund or its Shareholders. In addition, state and local tax consequences of an investment in the Fund may differ from the Federal income tax consequences described below. Accordingly, Shareholders are urged to consult their tax advisers regarding specific questions as to Federal, state and local income taxes. Additional information concerning taxes is set forth in the Statement of Additional Information.


TAX STATUS OF THE FUND

The Fund is treated as a separate entity for Federal income tax purposes and is not combined with the Trust's other portfolios. The Fund intends to continue to qualify for the special tax treatment afforded regulated investment companies ("RICs") under Subchapter M of the Internal Revenue Code of 1986, as amended, so as to be relieved of Federal income tax on net investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses) distributed to Shareholders.

TAX STATUS OF DISTRIBUTIONS


The Fund distributes substantially all of its net investment income (including net short-term capital gains) and net capital gains to Shareholders. Dividends from the Fund's net investment company taxable income are taxable to its Shareholders as ordinary income (whether received in cash or in additional shares) to the extent of the Fund's earnings and profits. Distributions of net capital gains do not qualify for that deduction and are taxable to Shareholders as long-term capital gains, regardless of how long Shareholders have held their shares and regardless of whether the distributions are received in cash or in additional shares. Dividends and distributions of capital gains paid by the Fund do not qualify for the dividends received deduction for corporate shareholders. The Fund will provide annual reports to Shareholders of the Federal income tax status of all distributions.


Dividends declared by the Fund in October, November or December of any year and payable to Shareholders of record on a date in such a month, will be deemed to have been paid by the Fund and received by the Shareholders on December 31 of the year declared if paid by the Fund at any time during the following January.


The Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for Federal excise tax applicable to regulated investment companies.


With respect to investments which are sold at original issue discount and thus do not make periodic cash interest payments, the Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because the Fund distributes all of its net investment income to its Shareholders, the Fund may have to sell portfolio securities to distribute such imputed income which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.

13

Sale, exchange or redemption of Fund Shares is a taxable transaction to the Shareholder.

GENERAL INFORMATION
THE TRUST


The Trust was organized as a Massachusetts business trust under Declaration of Trust dated May 25, 1994. The Declaration of Trust permits the Trust to offer separate portfolios of shares and different classes of each portfolio. In addition to the Fund, the Trust consists of the following portfolios: Bishop Street High Grade Income, Hawaii Municipal Bond, Equity and Treasury Money Market Funds. All consideration received by the Trust for shares of any Fund and all assets of such Fund belong to that Fund and would be subject to the liabilities related thereto.


The Trust pays its expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation materials and reports to Shareholders, costs of custodial services and registering the shares under Federal and state securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.

TRUSTEES OF THE TRUST

The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust.

The Trustees of the Trust are as follows:

NAME                             BUSINESS HISTORY
-------------------------  ----------------------------
Mr. Martin Anderson        Attorney--Goodsill,
                           Anderson, Quinn & Stifel
Mr. Philip H. Ching        Vice Chairman--First
                           Hawaiian Bank (through
                           January, 1996)

NAME                             BUSINESS HISTORY
-------------------------  ----------------------------
Honorable Shunichi Kimura  Regent--University of Hawaii
                           Judge--State of Hawaii
                           Judiciary (1974-1994)
                           Mayor--County of Hawaii
                           (1968-1994) Chairman & Chief
                           Executive of the County of
                           Hawaii (1964-1968)
Honorable William S.       Trustee--Kamehameha Schools
  Richardson               Bishop Estate (through
                           1992); Chief
                           Justice--Supreme Court of
                           Hawaii, (through 1983)
                           Lieutenant Governor--State
                           of Hawaii (1962-1966)
Mr. Manuel R. Sylvester    Managing and Executive
                           Partner--Coopers & Lybrand
                           (through 1992)
Dr. Joyce S. Tsunoda       Senior Vice-President and
                           Chancellor for Community
                           College--University of
                           Hawaii
Mr. David G. Lee           Senior Vice President--SEI
                           Financial Management
                           Corporation


VOTING RIGHTS

Each share held entitles the Shareholder of record to one vote for each dollar invested. In other words, each Shareholder of record is entitled to one vote for each dollar of net asset value of the shares held on the record date for the meeting. The Shareholders of each Fund will vote separately on matters pertaining solely to that Fund. The Shareholders of each class of each Fund will vote separately on matters pertaining to its distribution plan. As a Massachusetts business trust, the Trust is not required to hold annual meetings of Shareholders but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances.

In addition, a Trustee may be removed by the remaining Trustees or by Shareholders at a special meeting called upon written request of Shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested

14

the Trust will provide appropriate assistance and information to the Shareholders requesting the meeting.

REPORTING

The Trust issues unaudited financial information semi-annually and audited financial statements annually. The Trust furnishes proxy statements and other reports to Shareholders of record.

SHAREHOLDER INQUIRIES


Shareholders should direct inquiries to Bishop Street Funds at P.O. Box 419240, Kansas City, MO 64141-6240 or by calling 1-800-262-9565.


DIVIDENDS

Substantially all of the net investment income (exclusive of capital gains) of the Fund is declared daily and distributed in the form of monthly dividends. Shareholders of record on the last Business Day of each month will be entitled to receive the dividend. If any net capital gains are realized, they will be distributed by the Fund at least annually.


Shareholders automatically receive all income dividends and capital gains distributions in additional shares at the net asset value next determined following the record date, unless the Shareholder has elected to take such payment in the form of cash. Shareholders may change their election by providing written notice to the Bishop Street Funds at P.O. Box 419240, Kansas City, MO 64141-6240 at least 15 days prior to the distribution. Shareholders may receive payments for cash distributions in the form of a check, by Federal Reserve wire transfer or ACH.


Dividends and distributions of the Fund are paid on a per-share basis. The value of each share will be reduced by the amount of any such payment. If shares are purchased shortly before the record date for a dividend or the distribution of capital gains, a Shareholder will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.

The dividends on Retail Class B Shares of the Fund will be lower than those on Institutional Class A Shares because of the distribution expenses charged to Retail Class B Shares.


The Trust believes that as of February 5, 1995, First Hawaiian Bank and its affiliates owned of record or beneficially, substantially all of the shares of the Money Market Fund. As a consequence, First Hawaiian Bank may be deemed to be a "controlling person" of this Fund within the meaning of the Investment Company Act of 1940, as amended.


COUNSEL AND INDEPENDENT ACCOUNTANTS


Morgan, Lewis & Bockius LLP serves as counsel to the Trust. Coopers & Lybrand L.L.P. serves as the independent accountant of the Trust.


CUSTODIAN

Chemical Bank, (the "Custodian"), acts as custodian of the Trust's assets. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

The following is a description of the permitted investments for the Fund and the various risk factors associated therewith:

BANKERS' ACCEPTANCES--Bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

CERTIFICATES OF DEPOSIT--Interest bearing instruments with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit have penalties for early withdrawal.

COMMERCIAL PAPER--The term used to designate unsecured short-term promissory notes issued by

15

municipalities, corporations and other entities. Maturities on these issues vary, generally from a few days to nine months.

FIXED INCOME SECURITIES--The market value of fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal will also affect the value of these investments. Changes in the value of portfolio securities will not affect cash income derived from these securities but will affect a Fund's net asset value.

RECEIPTS--Separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the receipts. The custodian arranges for the issuance of the receipts evidencing ownership and maintains the register. Receipts include "Treasury Receipts" ("TRs"), "Treasury Investment Growth Receipts" ("TIGRs"), "Liquid Yield Option Notes" ("LYONs"), and "Certificates of Accrual on Treasury Securities" ("CATS"). TIGRs, LYONs and CATS are interests in private proprietary accounts while TRs are interests in accounts sponsored by the U.S. Treasury. Securities denominated as TRs, TIGRs, LYONs and CATS are sold as zero coupon securities which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal.


REPURCHASE AGREEMENTS--Agreements by which a financial institution agrees to sell a security to a Fund and commits to repurchase the security at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. The Fund will have actual or constructive possession of the securities as collateral for the repurchase agreement. The Trust bears a risk of loss in the event the other party defaults on its obligations and the Trust is delayed or prevented from exercising its right to dispose of the collateral securities or if the Trust realizes a loss on the sale of the collateral. The Adviser will enter into repurchase agreements on behalf of the Trust only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on guidelines established and periodically reviewed by the Trustees. Repurchase agreements are considered loans under the Investment Company Act of 1940, as amended.


RESTRICTED AND ILLIQUID SECURITIES--Restricted securities are securities that may not be sold freely to the public absent registration under the Securities Act of 1933, as amended (the "Act"), or an exemption from registration.

Section 4(2) commercial paper is issued in reliance on an exemption from registration under Section 4(2) of the Act and is generally sold to institutional investors who purchase for investment. Any resale of such commercial paper must be in an exempt transaction, usually to an institutional investor through the issuer or investment dealers who make a market on such commercial paper.


Rule 144A Securities are securities that have not been registered under the Securities Act of 1933 but which may be traded between certain qualified institutional investors, including investment companies. The absence of a secondary market may affect the value of Rule 144A Securities.



Illiquid Securities are securities that may not be sold in 7 days or less at approximately their carrying value (which is the value given the security by the Fund on its books). The Fund may invest up to 10% of its net assets in illiquid securities.


U.S. GOVERNMENT AGENCY OBLIGATIONS-- Certain Federal agencies such as the Government

16

National Mortgage Association ("GNMA") have been established as instrumentalities of the United States Government to supervise and finance certain types of activities. Issues of these agencies, while not direct obligations of the United States Government, are either backed by the full faith and credit of the United States (e.g., GNMA) or supported by the issuing agencies' right to borrow from the Treasury. The issues of other agencies are supported by the credit of the instrumentality (e.g., Federal National Mortgage Association).

U.S. TREASURY OBLIGATIONS--Bills, notes and bonds issued by the U.S. Treasury, and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS").

VARIABLE/FLOATING RATE INSTRUMENTS--Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

RESTRAINTS ON INVESTMENTS BY MONEY MARKET FUNDS--Investments by money market funds are subject to limitations imposed under regulations adopted by the SEC. These regulations generally require money market funds to acquire only U.S. dollar obligations maturing in 397 days or less and to maintain a dollar-weighted average portfolio maturity of 90 days or less. In addition, such funds may acquire only obligations that present minimal credit risks and that are "eligible securities" which means they are (i) rated, at the time of investment, by at least two nationally recognized security rating organizations (one if it is the only organization rating such obligation) in the highest short-term rating category or, if unrated, determined to be of comparable quality (a "first tier security"), or (ii) rated according to the foregoing criteria in the second highest short-term rating category or, if unrated, determined to be of comparable quality ("second tier security"). A security is not considered to be unrated if its issuer has outstanding obligations of comparable priority and security that have a short-term-rating. A taxable money market fund may also hold more than 5% of its assets in first tier securities of a single issuer for three "business days" (that is, any day other than a Saturday, Sunday or customary business holiday).

WHEN-ISSUED SECURITIES--Securities purchased on a when-issued basis are subject to settlement within 45 days of the purchase date. The price and yield on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement. These securities are therefore subject to market fluctuation due to changes in market interest rates, and, although the purchase of securities on a when-issued basis is not considered leveraging, it has the effect of leveraging the Fund's assets. The Fund will maintain with the Custodian a separate account with liquid high grade securities or cash in an amount at least equal to these commitments.

ZERO-COUPON SECURITIES--STRIPS and Receipts (TRs, LYONs, TIGRs and CATS) are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

TABLE OF CONTENTS
--------------------------------------------------------------------------------


Summary.......................................          2
Expense Summary...............................          3
The Trust.....................................          6
Investment Objective and Policies.............          6
Investment Limitations........................          6
Fundamental Policies..........................          7
The Adviser...................................          7
The Sub-Adviser...............................          7
The Administrator.............................          7

The Transfer Agent............................          8
The Distributor...............................          8
How to Purchase Shares........................          8
Exchange of Shares............................          9
Redemption of Shares..........................         10
Performance...................................         11
Taxes.........................................         12
General Information...........................         13
Description of Permitted Investments and Risk
  Factors.....................................         14

                               BISHOP STREET FUNDS

                            A FAMILY OF MUTUAL FUNDS

                               INVESTMENT ADVISER:
                               FIRST HAWAIIAN BANK



This Statement of Additional Information is not a prospectus. It is intended to provide additional information regarding the activities and operations of the Trust and should be read in conjunction with the Trust's prospectuses dated February 17, 1996, and April 29, 1996. Prospectuses may be obtained through the Distributor, SEI Financial Services Company, 680 E. Swedesford Road, Wayne, Pennsylvania 19087-1658.



                                TABLE OF CONTENTS
                                                                            PAGE

THE TRUST. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . S-2
DESCRIPTION OF PERMITTED INVESTMENTS . . . . . . . . . . . . . . . . . . . . S-2
INVESTMENT LIMITATIONS . . . . . . . . . . . . . . . . . . . . . . . . . . .S-10
THE ADVISER. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .S-11
THE SUB-ADVISER. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .S-12
THE ADMINISTRATOR. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .S-13
THE DISTRIBUTOR. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .S-14
TRUSTEES AND OFFICERS OF THE TRUST . . . . . . . . . . . . . . . . . . . . .S-15
REPORTING. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .S-17
PERFORMANCE. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .S-17
PURCHASE AND REDEMPTION OF SHARES. . . . . . . . . . . . . . . . . . . . . .S-20
DETERMINATION  OF NET ASSET VALUE. . . . . . . . . . . . . . . . . . . . . .S-21
TAXES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .S-22
FUND TRANSACTIONS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .S-26
DESCRIPTION OF SHARES. . . . . . . . . . . . . . . . . . . . . . . . . . . .S-27
LIMITATION  OF TRUSTEES' LIABILITY . . . . . . . . . . . . . . . . . . . . .S-27
SHAREHOLDER LIABILITY. . . . . . . . . . . . . . . . . . . . . . . . . . . .S-28
5% SHAREHOLDERS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .S-28
EXPERTS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .S-29
FINANCIAL INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . . . . .S-29
APPENDIX . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .S-30

BSF-F-03-03

THE TRUST

Bishop Street Funds (the "Trust") is an open-end management investment company organized under Massachusetts law as a "Massachusetts business trust" under an Agreement and Declaration of Trust dated May 25, 1994. The Agreement and Declaration of Trust permits the Trust to offer separate series of units of beneficial interest ("shares") and different classes of shares of each Fund. Shareholders may purchase shares through two separate classes (Institutional Class A and Retail Class B) which provide for variations in distribution costs and dividends. Except for these differences between Institutional Class A and Retail Class B shares, each share of each Fund represents an equal proportionate interest in that Fund. See "Description of Shares." This Statement of Additional Information relates to the Institutional Class A and Retail Class B shares of the Trust's High Grade Income Fund, Hawaii Municipal Bond Fund, Equity Fund, Money Market Fund and Treasury Money Market Fund (the "Funds").

DESCRIPTION OF PERMITTED INVESTMENTS

The following information supplements the information about permitted investments set forth in the Prospectus for the relevant Fund.

VARIABLE AMOUNT MASTER DEMAND NOTES. Certain of the Funds may purchase VARIABLE AMOUNT MASTER DEMAND NOTES which may or may not be backed by bank letters of credit. These notes permit the investment of fluctuating amounts at varying market rates of interest pursuant to direct arrangements between the Trust, as lender, and the borrower. Such notes provide that the interest rate on the amount outstanding varies on a daily, weekly or monthly basis depending upon a stated short-term interest rate index. Both the lender and the borrower have the right to reduce the amount of outstanding indebtedness at any time. There is no secondary market for the notes. It is not generally contemplated that such instruments will be traded.

GNMA SECURITIES. The High Grade Income Fund and Money Market Fund may invest in SECURITIES ISSUED BY THE GOVERNMENT NATIONAL MORTGAGE ASSOCIATION ("GNMA"), a wholly-owned U.S. Government corporation which guarantees the timely payment of principal and interest. The market value and interest yield of these instruments can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans. GNMA certificates consist of underlying mortgages with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments, GNMA certificates have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to predict accurately the average maturity of a particular GNMA pool. GNMA securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. The scheduled monthly interest and principal payments relating to mortgages in the pool are "passed through" to investors. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, GNMA certificates may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of a GNMA certificate likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price to its par value, which may result in a loss.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. The High Grade Income Fund may invest in MORTGAGE-BACKED SECURITIES AND ASSET-BACKED SECURITIES. Two principal types of mortgage-backed securities are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICS"). CMOs are securities collateralized by mortgages, mortgage pass-through certificates, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family properties).

Many CMOs are issued with a number of classes or series which have different maturities and are retired in sequence. Investors purchasing CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, CMOs in longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and while some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. Government agencies or instrumentalities, CMOs themselves are not generally guaranteed by the U.S. Government or any other entity.

REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

In addition to mortgage-backed securities, the High Grade Income Fund may invest in ASSET-BACKED SECURITIES, which are securities that represent an interest in a pool of non-mortgage assets, including company receivables, truck and auto loans, leases, and credit card receivables. These issues may be traded over-the-counter and typically have a short-to-intermediate maturity structure depending on the paydown characteristics of the underlying financial assets.

REPURCHASE AGREEMENTS. REPURCHASE AGREEMENTS are agreements by which a person (e.g., a Fund) obtains a security and simultaneously commits to return the security to the seller (a financial institution deemed to present minimal risk of bankruptcy during the term of the agreement based on guidelines established and periodically reviewed by the Trustees) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity date of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

Repurchase agreements are considered to be loans by the participating Fund for purposes of its investment limitations. Repurchase agreements entered into by the Funds will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement. Under all repurchase agreements entered into by the Funds, the Fund takes actual or constructive possession of the underlying collateral. However, if the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying security to the seller's estate.

MUNICIPAL SECURITIES. MUNICIPAL NOTES in which the Hawaii Municipal Bond Fund may invest include, but are not limited to, general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes. The Hawaii Municipal Bond Fund's investments in any of the notes described above will be limited to those obligations which are rated BBB or Baa or better at the time of investment by Standard and Poor's Corporation ("S&P") or Moody's Investor Service, Inc. ("Moody's"), respectively or which, if not rated, are of equivalent quality in the Adviser's judgment.

MUNICIPAL BONDS in which the Hawaii Municipal Bond Fund may invest must be rated BBB or better by S&P or Baa or better by Moody's at the time of investment for the Hawaii Municipal Bond Fund or, if unrated must be deemed by the Adviser to have essentially the same characteristics and quality as bonds having the above ratings. The Adviser may purchase private activity bonds. Private activity bonds are issued by or on behalf of States or political subdivisions thereof to finance privately owned or operated facilities for business and manufacturing, housing, sports, and pollution control and to finance activities of and facilities for charitable institutions. Private activity bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking and low income housing. The payment of the principal and interest on private activity bonds is dependent solely on the ability of the facility's user to meet its financial obligations and may be secured by a pledge of real and personal property so financed.

Municipal Securities which are payable only from the revenues derived from a particular facility may be adversely affected by Hawaii laws or regulations which make it more difficult for the particular facility to generate revenues sufficient to pay such interest and principal, including, among others, laws and regulations which limit the amount of fees, rates or other charges which may be imposed for use of the facility or which increase competition among facilities of that type or which limit or otherwise have the effect of reducing the use of such facilities generally, thereby reducing the revenues generated by the particular facility. Municipal Securities, the payment of interest and principal on which is insured in whole or in part by a Hawaii governmentally created fund, may be adversely affected by Hawaii laws or regulations which restrict the aggregate proceeds available for payment of principal and interest in the event of a default on such municipal securities. Similarly, Municipal Securities, the payment of interest and principal on which is secured, in whole or in part, by an interest in real property may be adversely affected by Hawaii laws which limit the availability of remedies or the scope of remedies available in the event of a default on such municipal securities. Because of the diverse nature of such laws and regulations and the impossibility of either predicting in which specific Municipal Securities the Fund will invest from time to time or predicting the nature or extent of future changes in existing laws or regulations or the future enactment or adoption of additional laws or regulations, it is not presently possible to determine the impact of such laws and regulations on the securities in which the Fund may invest and, therefore, on the shares of the Fund.

Other types of TAX-EXEMPT INSTRUMENTS which are permissible investments for the Hawaii Municipal Bond Fund include floating rate notes. Investments in such floating rate instruments will normally involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate (such as the prime rate) at a major commercial bank, and that a Fund can demand payment of the obligation at all times or at stipulated dates on short notice (not to exceed 30 days) at par plus accrued interest. Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must, in the Adviser's opinion be equivalent to the long-term bond or commercial paper ratings stated above. The Adviser will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand. The Adviser may purchase other types of tax-exempt instruments as long as they are of a quality equivalent to the bond or commercial paper ratings stated above.

The Adviser has the authority to purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when they can simultaneously acquire the right to sell the securities back to the seller, the issuer, or a third party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the High Grade Income, Money Market and Hawaii Municipal Bond Funds to meet redemptions and remain as fully invested as possible in municipal securities. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. The Funds will limit their put transactions to those with institutions which the Adviser believes present minimum credit risks, and the Adviser will use its best efforts to initially determine and thereafter monitor the financial strength of the put providers by evaluating their financial statements and such other information as is available in the marketplace. It may, however, be difficult to monitor the financial strength of the writers where adequate current financial information is not available. In the event that any writer is unable to honor a put for financial reasons, the affected Fund would be a general creditor (i.e., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between a Fund and the writer may excuse the writer from repurchasing the securities in certain circumstances (for example, a change in the published rating of the underlying municipal securities or any similar event that has an adverse effect on the issuer's credit); or a provision in the contract may provide that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. A Fund could, however, sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

Municipal Securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to the Fund. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, the Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to a Fund, such Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of portfolio securities that the Funds may purchase subject to a put. For the purpose of determining the "maturity" of securities purchased subject to an option to put, and for the purpose of determining the dollar-weighted average maturity of the Funds including such securities, the Trust will consider "maturity" to be the first date on which it has the right to demand payment from the writer of the put although the final maturity of the security is later than such date.

SPECIAL CONSIDERATIONS RELATING TO HAWAII MUNICIPAL SECURITIES

The ability of issuers to pay interest on, and repay principal of, Hawaii Municipal Securities may be affected by (1) the general financial condition of the State of Hawaii, (2) amendments to the Hawaii Constitution and related statutes that limit the taxing and spending authority of Hawaii government entities, (3) voter initiatives, (4) civil actions and (5) a wide variety of Hawaii laws and regulations.

FOREIGN SECURITIES. The High Grade Income and Equity Funds may invest in U.S. DOLLAR DENOMINATED OBLIGATIONS OR SECURITIES OF FOREIGN ISSUERS. Permissible investments may consist of obligations of foreign branches of U.S. banks and of foreign banks, including European Certificates of Deposit, European

Time Deposits, Canadian Time Deposits and Yankee Certificates of Deposits, and investments in Canadian Commercial Paper, foreign securities and Europaper. In addition, the Equity Fund may invest in American Depositary Receipts. These instruments may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

WHEN-ISSUED SECURITIES. The High Grade Income, Hawaii Municipal Bond, Money Market and Treasury Money Market Funds may invest in WHEN-ISSUED SECURITIES. These securities involve the purchase of debt obligations on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of commitment to purchase. The Funds will only make commitments to purchase obligations on a when-issued basis with the intention of actually acquiring the securities, but may sell them before the settlement date. The when-issued securities are subject to market fluctuation, and no interest accrues on the security to the purchaser during this period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing obligations on a when-issued basis is a form of leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case there could be an unrealized loss at the time of delivery.

Segregated accounts will be established with the Custodian, and the Funds will maintain liquid assets in an amount at least equal in value to the Funds' commitments to purchase when-issued securities. If the value of these assets declines, the Funds will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

LENDING OF PORTFOLIO SECURITIES. Each of the Funds may LEND SECURITIES pursuant to agreements requiring that the loans be continuously secured by cash, securities of the U.S. government or its agencies, or any combination of cash and such securities, as collateral equal to 100% of the market value at all times of the securities lent. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for a Fund exceed one-third of the value of its total assets taken at fair market value. A Fund will continue to receive interest on the securities lent while simultaneously earning interest on the investment of the cash collateral in U.S. government securities. However, a Fund will normally pay lending fees to broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be of good standing and when, in the judgment of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk. Any loan may be terminated by either party upon reasonable notice to the other party.

OTHER INVESTMENTS

The Funds are not prohibited from investing in obligations of banks which are clients of SEI Corporation ("SEI"). However, the purchase of shares of the Trust by them or by their customers will not be a consideration in determining which bank obligations the Funds will purchase. The Funds will not purchase obligations of the Adviser or the Sub-Adviser.

The High Grade Income, Hawaii Municipal Bond Fund and Equity Funds may purchase securities of other investment companies as permitted by the Investment Company Act of 1940. Under these rules and regulations, a Fund is prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, the Fund would own more than 3% of the total voting stock of the company; securities issued by any one investment company represented more than 5% of the Fund's assets; or securities (other than treasury stock) issued by all investment companies would represent more than 10% of the total assets of the Fund. These investment companies typically incur fees that are separate from those fees incurred directly by the Fund. A Fund's purchase of such investment company securities results in the layering of expenses, such that Shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees.

INVESTMENT LIMITATIONS

A Fund may not:

1. Acquire more than 10% of the voting securities of any one issuer, provided that this limitation shall apply only as to 75% of the Fund's net assets except that this restriction does not apply to the Hawaii Municipal Bond Fund.

2.   Invest in companies for the purpose of exercising control.

3. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding one-third of the value of total assets. To the extent that such borrowing exceeds 5% of the value of the borrowing Fund's assets, asset coverage of at least 300% is required. No Fund will purchase securities while its borrowings exceed 5% of its total assets.

4. Make loans, except that (a) each Fund may purchase or hold debt instruments in accordance with its investment objective and policies; (b) each Fund may enter into repurchase agreements, and (c) the Money Market, Treasury Money Market, High Grade Income, Hawaii Municipal Bond and Equity Funds may engage in securities lending.

5. Pledge, mortgage or hypothecate assets except to secure borrowings permitted by (3) above in aggregate amounts not to exceed 33 1/3% of total assets taken at current value at the time of the incurrence of such loan.

6. Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts. However, each of the Funds (other than the Money Market and Treasury Money Market Funds) may invest in companies which invest in real estate, and in commodities contracts.

7. Make short sales of securities or purchase securities on margin, except that each Fund may obtain short-term credits as necessary for the clearance of security transactions.

8. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

9. Purchase securities of other investment companies, except as permitted by the Investment Company Act of 1940 and the rules and regulations thereunder.

10. Issue senior securities (as defined in the Investment Company Act of 1940) except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the Securities and Exchange Commission (the "SEC").

11. Invest in interests in oil, gas or other mineral exploration or development programs and oil, gas or mineral leases.

NON-FUNDAMENTAL POLICIES

No Fund may invest in warrants, except that the Equity Fund may invest in warrants in an amount not exceeding 5% of the Fund's net assets as valued at the lower of cost or market value. Included in that amount, but not to exceed 2% of the Fund's net assets, may be warrants not listed on the New York Stock Exchange or American Stock Exchange.

The Money Market and Treasury Money Market Funds will comply with the diversification requirements of Rule 2a-7 under the Investment Company Act of 1940.

The foregoing percentages will apply at the time of the purchase of a security.

THE ADVISER

The Trust and First Hawaiian Bank (the "Adviser") have entered into an advisory agreement (the "Advisory Agreement") dated January 27, 1995. The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its Shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Advisory Agreement provides that if, for any fiscal year, the ratio of expenses of any Fund (including amounts payable to the Adviser but excluding interest, taxes, brokerage, litigation, and other extraordinary expenses) exceeds limitations established by any state, the Adviser will bear the amount of such excess. The Adviser will not be required to bear expenses of the Trust to an extent which would result in a Fund's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code.

The continuance of the Advisory Agreement, after the first two years, must be specifically approved at least annually (i) by the vote of a majority of the Trustees who are not parties to the Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval, and (ii) by the vote of the Trustees or a majority of outstanding shares of the Funds, as defined in the 1940 Act. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Funds by a majority of the outstanding shares of the Funds, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Trust.


The Adviser is entitled to a fee which is calculated daily and paid monthly at an annual rate of .30% of the daily average net assets of the Money Market Fund,
 .55% of the daily average net assets of the High Grade Income Fund, .35% of the daily average net assets of the Hawaii Municipal Bond Fund, .74% of the daily average net assets of the Equity Fund and .30% of the daily average net assets of the Treasury Money Market Fund. For the fiscal year ended December 31, 1995 the Hawaii Municipal Bond and Money Market Funds paid First Hawaiian Bank $0 and $377,090.24, respectively, in advisory fees and the Adviser waived the Funds' fees in the amount of $49,931.76 and $422,799.05, respectively. As of the fiscal year ended December 31, 1995, the High Grade Income, Equity and Treasury Money Market Funds had not commenced operations.


THE SUB-ADVISER


The Adviser has entered into a sub-advisory agreement with Wellington Management Company ("Sub-Adviser") relating to the Money Market and Treasury Money Market Funds. Under the agreement, the Sub-Adviser is entitled to fees which are calculated daily and paid monthly at an annual rate of .075% of the aggregate average daily net assets of the Money Market and Treasury Money Market Funds, respectively, up to $500 million and .020% of the aggregate average daily net assets of the Money Market and Treasury Money Market Funds, respectively, in excess of $500 million. Such fees are paid by the Adviser and the Sub-Adviser receives no fees directly from these Funds. For the fiscal year ended December 31, 1995, the Adviser paid Wellington Management Company $199,972.32 in sub-advisory fees for the Money Market Fund. For the fiscal year ended December 31, 1995, the Adviser did not waive any sub-advisory fees. As of the fiscal year ended December 31, 1995, the Treasury Money Market Fund had not commenced operations.

THE ADMINISTRATOR

The Trust and SEI Corporation (the "Administrator") have entered into an administration agreement (the "Administration Agreement") dated January 27, 1995.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. For the fiscal year ended December 31, 1995, the Money Market and Hawaii Municipal Bond Funds paid the Administrator $533,244.01 and $0, respectively, in administration fees and the Administrator waived the Funds' fees in the amount of $0 and $15,374.15, respectively. As of the fiscal year ended December 31, 1995, the High Grade Income, Equity and Treasury Money Market Funds had not commenced operations.

The Administrator, a wholly-owned subsidiary of SEI Corporation ("SEI"), was organized as a Delaware corporation in 1969 and has its principal business offices at 680 East Swedesford Road, Wayne, Pennsylvania 19087-1658. Alfred P. West, Jr., Henry H. Greer and Carmen V. Romeo constitute the Board of Directors of the Administrator and Distributor. Mr. West is the Chairman of the Board and Chief Executive Officer of the Administrator, the Distributor and SEI. Mr. Greer serves as the President and Chief Operating Officer of the Administrator, the Distributor and SEI. SEI and its subsidiaries are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors and money managers. The Administrator also serves as administrator to the following other mutual funds: The Achievement Funds Trust, The Advisors' Inner Circle Fund, The Arbor Fund, ARK Funds, Conestoga Family of Funds, CoreFunds, Inc., CrestFunds, Inc., CUFUND, First American Funds, Inc., First American Investment Funds, Inc., Insurance Investment Products Trust, Inventor Funds, Inc., Marquis Funds-Registered Trademark-, Monitor Funds, Morgan Grenfell Investment Trust, The PBHG Funds, Inc., The Pillar Funds, Rembrandt Funds-Registered Trademark-, 1784 Funds, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, Stepstone Funds, STI Classic Funds and STI Classic Variable Trust.

The Administrator is entitled to a fee, calculated daily and paid monthly, at an annual rate of .20% of average daily net assets of each of the Funds.

THE DISTRIBUTOR

SEI Financial Services Company (the "Distributor"), a wholly-owned subsidiary of SEI, and the Trust are parties to a distribution agreement ("Distribution Agreement") dated January 27, 1995 which applies to both Institutional Class A and Retail Class B shares of the Funds. The Distribution Agreement shall be reviewed and ratified at least annually (i) by the Trust's Trustees or by the vote of a majority of the outstanding shares of the Trust, and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate in the event of any assignment, as defined in the 1940 Act, and is terminable with respect to a particular Fund on not less than sixty days' notice by the Trust' Trustees, by vote of a majority of the outstanding shares of such Fund or by the Distributor. The Distributor will receive no compensation for distribution of Institutional Class A shares. Retail Class B shares have a distribution plan ("Retail Class B Distribution Plan").

RETAIL CLASS B DISTRIBUTION PLAN

The Distribution Agreement and the Retail Class B Distribution Plan adopted by the Retail Class B Shareholders provides that the Retail Class B shares will pay the Distributor a fee of .25% of the average daily net assets of the High Grade Income Fund, Hawaii Municipal Bond Fund and Equity Fund, .10% of the average daily net assets of the Money Market Fund and the Treasury Money Market Fund, which the Distributor can use to compensate broker/dealers and service providers, including the Adviser and its affiliates which provide administrative and/or distribution services to the Retail Class B Shareholders or their customers who beneficially own Retail Class B Shares.

The Distribution Agreement is renewable annually and may be terminated by the Distributor, the Qualified Trustees, or by a majority vote of the outstanding securities of the Trust upon not more than 60 days written notice by either party.

The Trust has adopted the Retail Class B Distribution Plan in accordance with the provisions of Rule 12b-1 under the 1940 Act which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the Retail Class B distribution Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Qualified Trustees. The Retail Class B Distribution Plan requires that quarterly written reports of amounts spent under the Retail

Class B Distribution Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Retail Class B Distribution Plan may not be amended to increase materially the amount which may be spent thereunder without approval by a majority of the outstanding shares of the Trust. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.


For the fiscal year ended December 31, 1995, the Hawaii Municipal Bond Fund incurred no distribution fees and the Money Market Fund incurred $1,185 in distribution fees.



As of the fiscal year ended December 31, 1995, the High Grade Income, Equity and Treasury Money Market Funds had not commenced operations.


TRUSTEES AND OFFICERS OF THE TRUST

The management and affairs of the Trust are supervised by the Trustees under the laws governing business trusts in the Commonwealth of Massachusetts. The Trustees and executive officers of the Trust and their principal occupations for the last five years are set forth below.

*MARTIN ANDERSON - Trustee - P.O. Box 3196, Honolulu, HI, Attorney, Goodsill, Anderson, Quinn & Stifel since 1951.


*PHILIP H. CHING - Trustee (retired, January 31, 1996) - 1700 Palaau St., Honolulu, HI. Vice Chairman First Hawaiian Bank (banking) since 1958 to 1996.



SHUNICHI KIMURA - Trustee - 34 Lilinoe St., Honolulu, HI. Judge - State of Hawaii Judiciary from May, 1974 to April, 1994. Regent - University of Hawaii; Mayor - County of Hawaii (1968 to 1974); Chairman and Chief Executive of the County of Hawaii (1964-1968).


MANUAL R. SYLVESTER - Trustee - 1487 Hiikala Place #35, Honolulu, HI. Retired since 1992. Executive Partner (April, 1992 to September, 1992) and Managing Partner (July, 1978 to March, 1992) Coopers and Lybrand, Certified Public Accounting.


JOYCE S. TSUNODA - Trustee - 1814 Hollehua Street, Pearl City, HI 96782. Administrator University of Hawaii since 1974. Senior Vice President and Chancellor for Community Colleges - University of Hawaii.

*WILLIAM S. RICHARDSON - Trustee - 3335 Loulu Street, Honolulu, HI. Trustee, Kamehameha Schools Bishop Estate (charitable educational trust) from 1982 to 1992.

*DAVID G. LEE - Trustee, President and Chief Executive Officer - Senior Vice President of the Administrator and the Distributor since 1993. Vice President of the Administrator and the Distributor since 1991. President of Sierra Trust Funds prior to 1991.

SANDRA K. ORLOW - Vice President and Assistant Secretary - Vice President and Assistant Secretary of the Administrator and Distributor since 1983.

KEVIN P. ROBINS - Vice President and Assistant Secretary - Senior Vice President, General Counsel and Secretary of SEI, the Administrator and Distributor since 1994. Vice President of SEI, the Administrator and Distributor 1992-1994. Associate, Morgan, Lewis & Bockius LLP (law firm), 1988-1992.

JOHN H. GRADY, JR. - Secretary - 1800 M. Street, N.W., Washington, D.C. 20036, Partner since 1995, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, Administrator and Distributor.




ROBERT B. CARROLL - Vice President and Assistant Secretary - Vice President, Assistant Secretary of SEI, the Administrator and Distributor, since 1994. United States Securities and Exchange Commission, Division of Investment Management, 1990-1994. Associate, McGuire, Woods, Battle and Boothe (law firm) before 1990.

KATHRYN L. STANTON - Vice President and Assistant Secretary - Vice President, Assistant Secretary of SEI, the Administrator and Distributor, since 1994. Associate, Morgan, Lewis & Bockius LLP (law firm) 1989-1994.

TODD CIPPERMAN - Vice President, Assistant Secretary - Vice President, Assistant Secretary of SEI, the Administrator and Distributor since May, 1995, Associate, Dewey Ballantine (law firm) 1994-1995, Associate, Winston & Strawn (law firm) 1991-1995.

JOSEPH LYDON - Vice President, Assistant Secretary - Director of Business Administration, SEI Corporation since April, 1995; Vice President of Fund Group, Vice President of the Advisor - Dreman Value Management, LP, President of Dreman Financial Services, Inc. 1989-1995.

JEFFREY A. COHEN - Controller and Chief Financial Officer - CPA, Director, International and Domestic Funds Accounting - SEI Corporation from 1991 to Present; Price Waterhouse, Audit Manager - before 1991.




                                                            PENSION OR
                                        AGGREGATE       RETIREMENT BENEFITS     ESTIMATED       TOTAL COMPENSATION FROM REGISTRANT
                                    COMPENSATION FROM   ACCRUED AS PART OF   ANNUAL BENEFITS    AND FUND COMPLEX PAID TO DIRECTORS
          NAME OF PERSON           REGISTRANT FOR FYE      FUND EXPENSES     UPON RETIREMENT             FOR FYE 12/31/95
           AND POSITION                 12/31/95
 Martin Anderson, Trustee*               $7,500                 $0                  $0        $7,500 for services on 1 board

 Philip H. Ching, Trustee*                 N/A                  $0                  $0        $0 for services on 1 board

 Shunichi Kimura, Trustee                $7,500                 $0                  $0        $7,500 for services on 1 board
 Manuel R. Sylvester, Trustee            $7,500                 $0                  $0        $7,500 for services on 1 board

 Joyce S. Tsunoda, Trustee               $7,500                 $0                  $0        $7,500 for services on 1 board

 William S. Richardson, Trustee*         $7,500                 $0                  $0        $7,500 for services on 1 board
 David G. Lee, Trustee*                    N/A                  $0                  $0        $0 for services on 1 board






*Messrs. Lee, Ching, Anderson and Richardson are Trustees who may be deemed to be "interested" persons of the Trust as the term is defined in the Investment Company Act of 1940.

The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.


REPORTING

The Trust issues unaudited financial information semi-annually and audited financial statements annually. The Trust furnishes proxy statements and other Shareholder reports to Shareholders of record.

PERFORMANCE

YIELDS. Yields are one basis upon which investors may compare the Funds with other funds; however, yields of other funds and other investment vehicles may not be comparable because of the factors set forth below and differences in the methods used in valuing portfolio instruments.

The yield of a money market fund fluctuates, and the annualization of a week's dividend is not a representation by the Trust as to what an investment in a money market fund will actually yield in the future. Actual yields will depend on such variables as asset quality, average asset maturity, the type of instruments the Fund invests in, changes in interest rates on money market instruments, changes in the expenses of the Fund and other factors.

MONEY MARKET FUND YIELDS. From time to time the Money Market and Treasury Money Market Funds advertise their "current yield" and "effective compound yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "current yield" of these Funds refers to the income generated by an investment in the Funds over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Funds is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment.

The current yield of the Money Market and Treasury Money Market Funds will be calculated daily based upon the seven days ending on the date of calculation ("base period"). The yield is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing shareholder account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing such net change by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7). Realized and unrealized gains and losses are not included in the calculation of the yield. The effective compound yield of these Funds is determined by computing the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective Yield = (Base Period Return + 1) 365/7) - 1. The current and the effective yields reflect the reinvestment of net income earned daily on portfolio assets.


For the seven-day period ended December 31, 1995, the seven-day yield and seven-day effective yield for the Money Market Fund were 5.31 and 5.46, respectively, for the Institutional Class shares, and 5.21 and 5.35, respectively, for the Retail Class shares. As of the fiscal year ended December 31, 1995, the Treasury Money Market Fund had not commenced operations.


OTHER YIELDS. The Hawaii Municipal Bond Fund and the High Grade Income Fund may advertise a 30-day yield. The Hawaii Municipal Bond Fund also may advertise 30-day tax-equivalent yield. Tax equivalent yields are computed by dividing that portion of the Fund's yield which is tax-exempt by one minus a stated federal and state income tax rate and adding the product to that portion, if any, of the Fund's yield that is not tax-exempt. (Tax equivalent yields assume the payment of Federal income taxes at a rate of 31% and Hawaii income taxes at a rate of 10%.) These figures will be based on historical earnings and are not intended to indicate future performance. The 30-day yield of these Funds refers to the annualized income generated by an investment in the Funds over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that period generated each period over one year and is shown as a percentage of the investment. In particular, yield will be calculated according to the following formula:

Yield = (2 (a-b/cd + 1)6 - 1) where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the current daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

Tax equivalent yields are computed by dividing that portion of a Fund's yield which is tax-exempt by one minus a stated federal and state income tax rate and adding the product to that portion, if any, of the Fund's yield that is not tax-exempt.


For the 30-day period ended December 31, 1995, the 30-day yield and 30-day tax equivalent yield for the Hawaii Municipal Bond Fund were 5.24 and 7.59, respectively, for the Institutional Class shares and 5.12 and 7.42, respectively, for the Retail Class shares. As of the fiscal year ended December 31, 1995, the High Grade Income and Equity Funds had not commenced operations.


TOTAL RETURN. From time to time, the non-Money Market Funds may advertise total return on an "average annual total return" basis and on an "aggregate total return" basis for various periods. Average annual total return reflects the average annual percentage change in the value of an investment in a Fund over a particular measuring period. Aggregate total return reflects the cumulative percentage change in value over the measuring period. Aggregate total return is computed according to a formula prescribed by the SEC. The formula can be expressed as follows: P (1 + T)n = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the designated time period as of the end of such period or the life of the fund. The formula for calculating aggregate total return can be expressed as (ERV/P)-1.

The calculation of total return assumes reinvestment of all dividends and capital gain distribution on the reinvestment dates during the period and that the entire investment is redeemed at the end of the period. In addition the maximum sales charge for each Fund is deducted from the initial $1,000 payment. Total return may also be shown without giving effect to any sales charges.


--------------------------------------------------------------------------------
            FUND               Class/Without Load        AVERAGE ANNUAL TOTAL
                                   With Load           RETURN SINCE INCEPTION
--------------------------------------------------------------------------------

Money Market Fund          Institutional/without                5.67
                           load

Money Market Fund          Retail/without load                  5.55

Hawaii Municipal Bond      Institutional/without               10.91
Fund                       load

Hawaii Municipal Bond      Retail/with load                     6.46
Fund

Hawaii Municipal Bond      Retail/without load                 10.85
Fund
--------------------------------------------------------------------------------



The Funds' performance may from time to time be compared to other mutual funds tracked by mutual fund rating services (such as Lipper Analytical Services), financial and business publications and periodicals, to broad groups of comparable mutual funds or to unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs. The Funds may quote Morningstar, Inc., a service that ranks mutual funds on the basis of risk-adjusted performance. The Funds may quote Ibbotson Associates of Chicago, Illinois, which provides historical returns of the capitals markets in the U.S. The Funds may use long term performance of these capital markets to demonstrate general long-term risk vs. reward scenarios and could include the value of a hypothetical investment in any of the capital markets. The Funds may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques.

The Funds may quote various measures of volatility and benchmark correlation in advertising and may compare these measures to those of other funds. Measures of volatility attempt to compare historical share price fluctuations or total returns to a benchmark while measures of benchmark correlation indicate how valid a comparative benchmark might be. Measures of volatility and correlation are calculated using averages of historical data and cannot be calculated precisely.

PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions of shares of the Funds may be made on any day the New York Stock Exchange and the Federal Reserve wire system are open for business except for Hawaii state banking holidays.

It is the Trust's policy to pay for redemptions in cash. The Trust retains the right, however, to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Funds in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. A Shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the Securities and Exchange Commission by rule or regulation) as a result of disposal or valuation of the Fund's securities is not reasonably practicable, or for such other periods as the Securities and Exchange Commission has by order permitted. The Trust also reserves the right to suspend sales of shares of the Funds for any period during which the New York Stock Exchange, the Adviser, the Administrator and/or the Custodian are not open for business.

DETERMINATION  OF NET ASSET VALUE

The net asset value per share of the Money Market and Treasury Money Market Funds is calculated by adding the value of securities and other assets, subtracting liabilities and dividing by the number of outstanding shares. Securities will be valued by the amortized cost method which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which a security's value, as determined by this method, is higher or lower than the price these Funds would receive if they sold the instrument. During periods of declining interest rates, the daily yield of these Funds may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by these Funds resulted in a lower aggregate portfolio value on a particular day, a prospective investor in these Funds would be able to obtain a somewhat higher yield than would result from investment in a company utilizing solely market values, and existing investors in these Funds would experience a lower yield. The converse would apply in a period of rising interest rates.

The Money Market and Treasury Money Market Funds' use of amortized cost and the maintenance of these Funds' net asset value at $1.00 are permitted by regulations promulgated by Rule 2a-7 under the Investment Company Act of 1940, provided that certain conditions are met. These conditions currently require that the Funds maintain a dollar-weighted average maturity of 90 days or less, not purchase any instrument having a remaining maturity of more than 397 days, and will limit their investments to those U.S. dollar-denominated instruments which the Trustees determine to present minimal credit risks and which are of "eligible" quality. The regulations also require the Trustees to establish procedures which are reasonably designed to stabilize the net asset value per share at $1.00 for these Funds. Such procedures include the determination of the extent of deviation, if any, of the Funds' current net asset value per share calculated using available market quotations from the Funds' amortized cost price per share at such intervals as the Trustees deem appropriate and reasonable in light of market conditions and periodic reviews of the amount of the deviation and the methods used to calculate such deviation. In the event that such deviation exceeds 1/2 of 1%, the Trustees are required to consider promptly what action, if any, should be initiated, and, if the Trustees believe that the extent of any deviation may result in material dilution or other unfair results to Shareholders, the Trustees are required to take such corrective action as they deem appropriate to eliminate or reduce such dilution or unfair results to the extent reasonably practicable. Such actions may include the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; or establishing a net asset value per share by using available market quotations. In addition, if these Funds incur a significant loss or liability, the Trustees have the authority to reduce pro rata the number of shares of these Funds in each Shareholder's account and to offset each Shareholder's pro rata portion of such loss or liability from the Shareholder's accrued but unpaid dividends or from future dividends.

The securities of the non-Money Market Funds are valued pursuant to prices and valuations provided by an independent pricing service. The pricing service relies primarily on prices of actual market transactions as well as trader quotations. However, the service may also use a matrix system to determine valuations, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees. Although the methodology and procedures are identical, the net asset value per share of Institutional Class A and Retail Class B shares of Funds other than the Money Market and Treasury Money Market Funds may differ because of the distribution expenses charged to Retail Class B shares.

TAXES

The following is only a summary of certain income tax considerations generally affecting a Fund and its Shareholders and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisers with specific reference to their own tax situations, including their state and local income tax liabilities.

FEDERAL INCOME TAX

ALL FUNDS

In order to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), each Fund must distribute annually to its Shareholders at least the sum of 90% of its net interest income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) (the "Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or certain other income; (ii) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of stocks, securities or certain other investments held for less than three months; (iii) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iv) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers which are engaged in the same, similar or related trades or businesses if the Fund owns at least 20% of the voting power of such issuers.



Notwithstanding the Distribution Requirement described above, which only requires a Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), a Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.



A dividends received deduction is available to corporations that receive dividends from domestic corporations. Dividends paid by an equity fund will be eligible for the dividends received deduction for corporate shareholders to the extent they are derived from dividends from domestic corporations and to the extent that the respective security has been held for at least five days. Equity Fund Shareholders will be advised each year of the portion of ordinary income dividends eligible for the deduction.


Dividends received from other funds, E.G., money market or fixed income funds, will not be eligible for the dividends received deduction. Individual shareholders are not entitled to the dividends received deduction regardless of which fund paid the dividend.


Any gain or loss recognized on a sale or redemption of shares of any Fund by a Shareholder who is not a dealer in securities will generally be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be generally treated as a short-term capital gain or loss. Any loss recognized by a Shareholder upon the sale or redemption of shares of any Fund held for six months or less, however, will be disallowed to the extent of any exempt-interest dividends received by the Shareholder with respect to such shares. If shares on which a net capital gain distribution has been received are subsequently sold or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the long-term capital gain distribution.


Interest on indebtedness incurred by Shareholders to purchase or carry shares of the fund will not be deductible for federal income tax purposes to the extent the Fund distributes exempt-interest dividends during the taxable year. The deduction otherwise allowable to property and casualty insurance companies for "losses incurred" will be reduced by an amount equal to a portion of exempt-interest dividends received or accrued during any taxable year. Foreign corporations engaged in a trade or business in the United States may be subject to a "branch profits tax" on their "dividend equivalent amount" for the taxable year, which will include exempt-interest dividends. Certain Subchapter S corporations may also be subject to taxes on their "passive investment income," which could include exempt-interest dividends. Up to 85 percent of the Social Security benefits or railroad retirement benefits received by an individual during any taxable year will be included in the gross income of such individual if the individual's "modified adjusted gross income" (which includes exempt-interest dividends) plus one-half of the Social Security benefits or railroad retirement benefits received by such individual during that taxable year exceeds the base amount described in Section 86 of the Code.


ADDITIONAL CONSIDERATION FOR HAWAII MUNICIPAL BOND FUND

As noted in the Prospectus, exempt interest dividends are generally excludable from a Shareholder's gross income for regular federal income tax purposes. Exempt-interest dividends may nevertheless be subject to the alternative minimum tax (the "Alternative Minimum Tax") imposed by Section 55 of the Code or the environmental tax (the "Environmental Tax") imposed by Section 59A of the Code. The Alternative Minimum Tax is imposed at the rate of 26-28% in the case of non-corporate taxpayers and at the rate of 20% in the case of corporate taxpayers, to the extent it exceeds the taxpayer's regular tax liability. The Environmental Tax is imposed at the rate of 0.12% and applies only to corporate taxpayers. The Alternative Minimum Tax and the Environmental Tax may be imposed in two circumstances. First, exempt-interest dividends derived from certain "private activity bonds" issued after August 7, 1986, will generally be an item of tax preference (and therefore potentially subject to the Alternative Minimum Tax for both corporate and non-corporate taxpayers and the Environmental Tax for corporate taxpayers only). Second, in the case of exempt-interest dividends received by corporate Shareholders, all exempt-interest dividends, regardless of when the bonds from which they are derived were issued or whether they are derived from private activity bonds, will be included in the corporation's "adjusted current earnings," as defined in Section 56(g) of the Code, in calculating the corporation's alternative minimum taxable income for purposes of determining the Alternative Minimum Tax and the Environmental Tax.


If a Fund should fail to qualify as a regulated investment company for any taxable year, the Fund would pay tax on its taxable investment income and capital gains at regular corporate rates without any deductions for amounts distributed to Shareholders. In addition, all of the Fund's distributions to Shareholders would be taxable as ordinary income and would qualify for the corporate dividends received deduction in the case of corporate shareholders.

The Fund may not be an appropriate investment for persons (including corporations and other business entities) who are "substantial users" (or persons related to such users) of facilities financed by industrial development bonds or private activity bonds. A "substantial user" is defined generally to include certain persons who regularly use a facility financed by the proceeds of such bonds in their trade or business. Such entities or persons should consult their tax advisors before purchasing shares of either Fund.


Issuers of bonds purchased by the Fund (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such bonds. Investors should be aware that exempt-interest dividends derived from such bonds may become subject to federal income taxation retroactively to the date of such issuance of the bonds to which such dividends are attributable if such representations are determined to have been inaccurate or if the issuer of such bonds (or the beneficiary of such bonds) fails to comply with such covenants.

STATE TAXES

A Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Depending upon state and local law, distributions by the Funds to Shareholders and the ownership of shares may be subject to state and local taxes.

Many states allow income received from certain United States Government obligations that is tax exempt when received directly to be tax exempt when received as income dividends from an investment company. Not all states permit such income dividends to be tax exempt and some require that a certain minimum percentage of an investment company's income dividend be derived from state tax-
exempt interest before any portion of the income dividends may be exempt.   The
Funds will inform Shareholders annually of the percentage of income that is derived from direct United States Government obligations. Shareholders should consult their tax advisors to determine whether any portion of the income dividends received from a Fund is considered tax exempt in their particular states.

HAWAII TAXATION

The State of Hawaii has specifically adopted Sections 852 through 855 of the Internal Revenue Code of 1986, as amended (the "Code"), which provisions provide for pass-through treatment of exempt interest dividends and capital gains, i.e., distributions by the Hawaii Municipal Bond Fund of dividends representing exempt interest and capital gains retain their original character in the hands of shareholders. As the State of Hawaii's Department of Taxation has confirmed in response to a request by special counsel for the Trust, distributions from the Hawaii Municipal Bond Fund to its shareholders which are attributable to interest on obligations exempt from income tax in the State of Hawaii will not be subject to Hawaii income tax in the hands of shareholders so long as at least fifty percent (50%) of the Hawaii Municipal Bond Fund's assets are invested in securities the interest from which is exempt from Hawaii state taxation. In addition, the Department of Taxation has confirmed that interest income on obligations issued by the U.S. government and its territories is exempt from State of Hawaii income taxation.


FUND TRANSACTIONS

Subject to policies established by the Trustees, the Adviser (and, where applicable, the Sub-Adviser) are responsible for placing the orders to execute transactions for the Funds. In placing orders, it is the policy of the Adviser to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the Adviser generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available. The Funds will not purchase portfolio securities from any affiliated person acting as principal except in conformity with the regulations of the SEC.

The money market securities in which the Funds invest are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, the Adviser will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Trust will primarily consist of dealer spreads and underwriting commissions.

The Trust does not expect to use one particular dealer, but subject to the Trust's policy of seeking the best net results, dealers who provide supplemental investment research to the Adviser may receive orders for transactions by the Funds. Information so received will be in addition to and not in lieu of the services required to be performed by the Adviser under its Advisory Agreement, and the expenses of the Adviser will not necessarily be reduced as a result of the receipt of such supplemental information.

The Funds may execute brokerage or other agency transactions through the Distributor, which is a registered broker-dealer in conformity with the 1940 Act, the Securities Exchange Act of 1934 and rules promulgated by the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for the Funds on an exchange if a written contract is in effect between the Distributor and the Trust expressly permitting the Distributor to receive and retain such compensation.

These rules further require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Funds may direct commission business to one or more designated broker/dealers, including the Distributor, in connection with such broker/dealer's payment of certain of the Funds' expenses. The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

Since the Trust does not market its shares through intermediary broker-dealers, it is not the Trust's practice to allocate brokerage business on the basis of sales of its shares which may be made through such firms. However, the Adviser may place Fund orders with qualified broker-dealers who recommend the Trust to clients, and may, when a number of brokers and dealers can provide best price and execution on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker-dealers.


For the Trust's fiscal year ended December 31, 1995, no brokerage fees were paid.


DESCRIPTION OF SHARES

The Agreement and Declaration of Trust authorizes the issuance of an unlimited number of shares of each series and of each class of shares thereof. Each Institutional Class A and Retail Class B share of that Fund represents an equal proportionate interest in that Fund with each other Institutional Class A and Retail Class B share of that Fund. Shares are entitled upon liquidation to a pro rata share in the net assets of the Funds, Shareholders have no preemptive rights. The Agreement and Declaration of Trust provide that the Trustees of the Trust may create additional series of shares. All consideration received by the Trust for shares of any additional series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

LIMITATION  OF TRUSTEES' LIABILITY


The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust.

However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.



SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.

5% SHAREHOLDERS


As of February 5, 1996, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% or more of the shares of the Funds.


                    BISHOP STREET MONEY MARKET FUND CLASS A
                    ---------------------------------------

Name and Address                         Number of Shares     Percent of Fund

First Hawaiian Bank                      333,888,724.8100          99.91%
Asset Management Div
Attn: Bishop Street Funds Dept
P.O. Box 3708
Honolulu, HI 96811-3708


                     BISHOP STREET MONEY MARKET FUND CLASS B



Name and Address                         Number of Shares     Percent of Fund

The Bay Villas Inc/Gry Amt                 256,232.6100            7.69%
500 Bay Dr.
Kapalua, HI 96761-9034

The Bay Villas Inc./Grn - Res              271,970.7100            8.16%
500 Bay Drive
Kapalua,HI 96761-9034
Walter A. Lappert                          866,377.3900            25.99%
P.O. Box 1840
Koloa, HI  96756-1840


                BISHOP STREET HAWAII MUNICIPAL BOND FUND CLASS A


Name and Address                         Number of Shares     Percent of Fund

First Hawaiian Bank                       1,085,574.3010            100%
Asset Management Div
Attn: Bishop Street Funds Dept.
P.O. Box 3708
Honolulu, HI  96811-3708


                BISHOP STREET HAWAII MUNICIPAL BOND FUND CLASS B

Name and Address                         Number of Shares     Percent of Fund


Marilynn R. Cutter TR                      96,448.2970             12.82%
U/A 10/13/94
Marilynn R. Cutter Trust
4999 Kahala Avenue #407
Honolulu, HI  96816-5421


EXPERTS


The financial statements included in this Statement of Additional Information and the financial highlights included in the Prospectuses have been audited by Coopers & Lybrand L.L.P., independent public accountants, as indicated in their report, with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said report.


FINANCIAL INFORMATION


Following are the audited financial statements of the Trust for the fiscal year ended December 31, 1995, and the Report of Independent Accountants of Coopers & Lybrand L.L.P. dated February 16, 1996, relating to the financial statements and financial highlights of the Trust.

DECEMBER 31, 1995                                            BISHOP STREET FUNDS

STATEMENT OF NET ASSETS

MONEY MARKET FUND


--------------------------------------------------------------------------------
                                              FACE
                                             AMOUNT             VALUE
DESCRIPTION                                  (000)              (000)
--------------------------------------------------------------------------------
COMMERCIAL PAPER -- 58.3%
  American Express Credit
    5.800%, 03/15/96                       $  6,000           $   5,931
    5.870%, 03/08/96                          4,000               3,958
  American General Finance
    5.840%, 02/09/96                          5,000               4,969
    5.880%, 01/30/96                          3,000               2,986
  American Home Products
    5.850%, 03/07/96                          7,000               6,927
  Associates Corporation of
    North America
    5.870%, 02/12/96                          7,000               6,954
  Avco Financial Savings
    5.910%, 01/25/96                          7,000               6,973
  Chase Manhattan
    5.820%, 02/29/96                          7,000               6,935
  Ciesco
    5.750%, 03/08/96                          1,000                 990
    5.840%, 02/29/96                          9,000               8,917
  CIT Group Holdings
    5.840%, 02/12/96                          5,000               4,967
  Clipper Receivable
    6.000%, 01/31/96                          3,580               3,562
  Coca Cola Enterprises
    5.870%, 02/12/96                          7,000               6,953
  CoreStates Bank
    5.860%, 01/05/96                          3,000               3,000
  CoreStates Capital
    5.860%, 02/20/96                          4,500               4,465
  Deere (John) Capital
    5.720%, 04/25/96                         10,000               9,824
  Ford Motor Credit
    5.870%, 02/09/96                          3,000               2,982
  General Electric Capital
    5.680%, 02/13/96                          4,000               3,973
    5.870%, 02/09/96                          6,000               5,963
  General Motors Acceptance
    5.920%, 01/23/96                          5,000               4,982
    5.960%, 02/16/96                          3,500               3,474
  Household Finance
    5.870%, 01/31/96                          7,000               6,967
  IBM
    5.720%, 04/24/96                         10,000               9,826
  International Lease Finance
    5.830%, 02/26/96                          4,000               3,965
  McKenna Triangle
    5.820%, 02/15/96                          5,000               4,965
  National Fuel Gas
    5.940%, 01/22/96                          5,000               4,983
  Norwest Financial
    5.690%, 02/28/96                          2,000               1,982
  PNC Funding
    5.770%, 02/05/96                          8,000               7,955
  Prefco
    5.710%, 04/16/96                         10,000               9,837
  Sears Roebuck Acceptance
    5.880%, 02/13/96                          7,000               6,952
    5.890%, 02/13/96                          3,000               2,980
  Synthetic Money Market Trust
    95-1(A)
    5.770%, 05/29/96                          8,000               7,999
  Synthetic Money Market Trust
    95-B(A)
    5.990%, 08/02/96                          2,000               2,000
                                                              ---------
TOTAL COMMERCIAL PAPER
  (Cost $180,095,757)                                           180,096
                                                              ---------
CORPORATE BOND -- 1.9%
  NationsBank (A)
    5.880%, 11/18/96                          3,000               3,002
  Society National Bank
    6.000%, 04/25/96                          2,810               2,811
                                                              ---------
TOTAL CORPORATE BOND
  (Cost $5,813,239)                                               5,813

                                                              ---------
BANK NOTES -- 16.5%
  BankAmerica, IL
    5.740%, 02/16/96                         10,000              10,000
  Bank of New York
    5.520%, 05/22/96                         10,000               9,997
  First American Bank
    5.560%, 03/20/96                          6,000               6,000




--------------------------------------------------------------------------------
                                              FACE
                                             AMOUNT             VALUE
DESCRIPTION                                  (000)              (000)
--------------------------------------------------------------------------------
 First Bank of South Dakota
    5.910%, 05/06/96                       $  7,000           $   6,999
 First National Bank of Maryland
    5.740%, 02/05/96                          3,000               3,000
    5.750%, 05/01/96                          5,000               5,001
 NationsBank
    5.500%, 06/10/96                          7,000               7,000
 South Trust, AL(A)
    5.920%, 04/19/96                          3,000               3,000
                                                              ---------
TOTAL BANK NOTES
  (Cost $50,996,739)                                             50,997
                                                              ---------

CERTIFICATES OF DEPOSIT -- 4.2%
  Chase Manhattan, DE
    5.770%, 04/15/96                          3,000               3,000
  Wilmington Trust of Delaware
    5.680%, 03/27/96                         10,000              10,000
                                                              ---------
TOTAL CERTIFICATES OF DEPOSIT
  (Cost $13,000,000)                                             13,000
                                                              ---------
BANKERS ACCEPTANCE -- 0.6%
  CoreStates Bank
    5.560%, 03/04/96                          2,000               1,980
                                                              ---------
TOTAL BANKERS ACCEPTANCE
  (Cost $1,980,540)                                               1,980
                                                              ---------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 3.2%
  Federal National Mortgage
    Association
    5.530%, 05/10/96                         10,000               9,808
                                                              ---------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (Cost $9,807,528)                                               9,808
                                                              ---------

REPURCHASE AGREEMENTS -- 15.6%
  Lehman Brothers
    5.95%, dated 12/29/95,
    matures 01/02/95,
    repurchase price $48,231,866
    (collateralized by U.S. Treasury
    Note, par value $49,105,000,
    5.25%, matures 12/31/97:
    market value $49,166,363)                48,200              48,200
                                                              ---------

TOTAL REPURCHASE AGREEMENTS
  (Cost $48,200,000)                                             48,200
                                                              ---------


--------------------------------------------------------------------------------

                                                                VALUE
DESCRIPTION                                                     (000)
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 100.3%
  (Cost $309,893,803)                                         $ 309,894
                                                              ---------
OTHER ASSETS AND LIABILITIES, NET -- (0.3%)                      (1,116)
                                                              ---------
NET ASSETS:
Fund shares of Institutional Class A (unlimited
  authorization -- no par value) based on
  305,116,499 outstanding shares of beneficial
  interest                                                      305,116
Fund shares of Retail Class B (unlimited
  authorization -- no par value) based on
  3,657,974 outstanding shares of beneficial
  interest                                                        3,658
Accumulated Net Realized Gain on
  Investments                                                         4
                                                              ---------
TOTAL NET ASSETS -- 100.0%                                    $ 308,778
                                                              ---------
NET ASSET VALUE, OFFERING PRICE AND
  REDEMPTION PRICE PER SHARE --
  INSTITUTIONAL CLASS A                                       $    1.00
                                                              ---------
                                                              ---------

NET ASSET VALUE, OFFERING PRICE AND
  REDEMPTION PRICE PER SHARE --
  RETAIL CLASS B                                              $    1.00
                                                              ---------
                                                              ---------


--------------------------------------------------------------------------------

(A) FLOATING RATE SECURITY - THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON DECEMBER 31, 1995.

DECEMBER 31, 1995                                            BISHOP STREET FUNDS

STATEMENT OF NET ASSETS


HAWAII MUNICIPAL BOND FUND


--------------------------------------------------------------------------------
                                              FACE
                                             AMOUNT             VALUE
DESCRIPTION                                  (000)              (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 95.6%
HAWAII -- 76.5%
  Hawaii County, GO, MBIA Insured
    6.850%, 12/01/02                         $  250              $  265
  Hawaii County, GO, Ser A,
    FGIC Insured
    5.600%, 05/01/12                            200                 208
    5.300%, 05/01/05                            120                 126
    5.600%, 05/01/13                            190                 198
  Hawaii State, GO Ser BZ
    6.000%, 10/01/12                            100                 110
  Hawaii Department of Budget &
    Finance, Ser CE
    5.250%, 06/01/11                            380                 380
  Hawaii State, GO Ser CH
    6.000%, 11/01/10                            100                 111
  Hawaii State, GO Ser CJ
    6.250%, 01/01/15                            100                 107
  Hawaii State Airport Systems,
    Ser 2, RB, FGIC Insured
    7.500%, 07/01/20                             50                  56
  Hawaii State Airport Systems,
    RB, FGIC Insured
    7.000%, 07/01/20                            380                 424
  Hawaii State Airport Systems,
     Ser 2, RB
     6.900%, 07/01/12                            60                  69
     7.000%, 07/01/18                           195                 216
  Hawaii State Airport Systems,
    RB, MBIA Insured
    6.250%, 07/01/06                          1,000               1,099
  Hawaii State Department of Budget
    & Finance Special Purpose
    Mortgage Queens Medical Center
    Project, RB, FGIC Insured
    7.000%, 07/01/08                             75                  81
    6.500%, 07/01/12                            110                 114
  Hawaii State Department of Budget
    & Finance Special Purpose
    Mortgage Hawaii Electric
    Incorporated Project, RB
    7.630%, 12/01/18                             50                  55
  Hawaii State Department of Budget
    & Finance Special Purpose
    Mortgage Hawaii Electric
    Incorporated Project Ser B, RB
    7.600%, 07/01/20                            300                 330
  Hawaii State Department of Budget
    & Finance Special Purpose
    Mortgage Kaiser Permanente
    Project Ser A, RB
    6.500%, 03/01/11                            300                 319
  Hawaii State Department of Budget
    & Finance Special Purpose
    Mortgage St. Francis Medical
    Center Project, RB, CGIC Insured
    5.880%, 07/01/01                            210                 224
    6.500%, 07/01/22                             30                  32
  Hawaii State Department of Budget
    & Finance Special Purpose
    Mortgage Kapiolani Health
    Care System Project, RB
    6.300%, 07/01/08                            400                 422
    6.400%, 07/01/13                            250                 261
  Hawaii State Department of Budget
    & Finance Special Purpose
    Mortgage Hawaii Electric
    Incorporated Project Ser A, RB
    MBIA Insured
    6.600%, 01/01/25                            250                 275
  Hawaii State Harbor Capital
    Improvement, RB, MBIA Insured
    7.000%, 07/01/17                            375                 412
  Hawaii State Harbor Capital
    Improvement, RB, FGIC Insured
    6.200%, 07/01/08                            150                 162
    6.250%, 07/01/15                            150                 161
  Hawaii State Housing, Finance &
    Development Corporation
    University of Hawaii Faculty
    Housing Project, RB,
    AMBAC Insured
    5.650%, 10/01/16                            675                 690





--------------------------------------------------------------------------------
                                              FACE
                                             AMOUNT             VALUE
DESCRIPTION                                  (000)              (000)
--------------------------------------------------------------------------------

 Hawaii State Housing, Finance &
   Development Corporation
   Affordable Rental Housing
   Program Ser 1995 A, RB
   6.000%, 07/01/15                          $  350              $  356
   6.050%, 07/01/22                             250                 254
 Hawaii State Housing, Finance &
   Development Corporation Single
   Family Mortgage Purchase Ser B,
   RB, FNMA Collateral
   5.700%, 07/01/13                             545                 550
   5.850%, 07/01/17                           1,000               1,015
 Hawaii State Highway Project, RB
   5.000%, 07/01/11                             510                 497
   5.000%, 07/01/12                             250                 242
 Honolulu City & County Ser A, GO
   6.000%, 01/01/10                             150                 163
   5.700%, 04/01/09                             215                 227
 Honolulu City & County, GO,
   Ser A, MBIA Insured
   6.000%, 11/01/10                             300                 326
 Honolulu City & County Mortgage
   Smith Berentia Ser A, RB,
   FHA & MBIA Insured
   7.800%, 07/01/24                             100                 110
 Honolulu City & County Waipahu
   Towers Project Ser A,
   GNMA Collateral
   6.900%, 06/20/35                             200                 215
 Kauai County, Refunding Ser A,
   GO, MBIA Insured
   5.400%, 02/01/04                              50                  53
 Kauai County, Ser B, GO,
   MBIA Insured
   5.900%, 02/01/13                             175                 183
 Maui County, Ser A, GO,
   FGIC Insured
   5.750%, 01/01/11                             250                 257
 Maui County, GO, FGIC Insured
   5.000%, 09/01/09                             200                 197
 Maui County, Refunding GO,
   FGIC Insured
   5.130%, 12/15/10                             100                 100
 Maui County, GO, FGIC Insured
   5.130%, 12/15/12                             100                  99
 Maui County, Board of Water
   Supply Ser A, RB, FGIC Insured
   6.000%, 12/01/01                             520                 569
                                                              ---------
                                                                 12,320
                                                              ---------

GUAM -- 3.7%
  Guam Power Authority, Ser A, RB,
    AMBAC Insured
    6.380%, 10/01/08                            400                 437
  Guam, Government Limited
    Obligation, Ser A, RB
    7.100%, 11/15/09                            150                 161
                                                              ---------
                                                                    598
                                                              ---------

PUERTO RICO -- 11.4%
  Commonwealth of Puerto Rico, GO,
    FSA Insured
    6.000%, 07/01/22                            150                 154
  Commonwealth of Puerto Rico, GO
    AMBAC Insured
    5.750%, 07/01/24                            375                 382
  Puerto Rico Electric Power Authority,
    Ser O, RB, CGIC Insured
    6.000%, 07/01/10                            150                 155
  Puerto Rico Public Building
    Authority, Government Facilities,
    Ser A, RB, AMBAC Insured
    5.750%, 07/01/22                            250                 257
  Puerto Rico Industrial Tourist
    Educational, Medical
    Environmental Control Facilities
    Hospital Auxilio Muto Oblig
    Group, MBIA Insured
    6.250%, 07/01/24                            300                 321
  Puerto Rico Housing, Banking &
    Finance Agency, Single Family
    Mortgage, Affordable Housing
    Mortgage Portfolio I, RB, GNMA/
    FNMA/FHLMC Collateral
    6.100%, 10/01/15                            300                 308
  University of Puerto Rico, Ser M,
    RB, MBIA Insured
    5.500%, 06/01/15                            250                 254
                                                              ---------
                                                                  1,831
                                                              ---------


DECEMBER 31, 1995                                            BISHOP STREET FUNDS

STATEMENT OF NET ASSETS

HAWAII MUNICIPAL BOND FUND


--------------------------------------------------------------------------------
                                              FACE
                                             AMOUNT             VALUE
DESCRIPTION                                  (000)              (000)
--------------------------------------------------------------------------------
TEXAS -- 3.0%
  Austin Utility Systems, RB,
    MBIA Insured
    5.250%, 05/15/18                       $   500            $     491
                                                              ---------

VIRGIN ISLANDS -- 1.0%
  Virgin Islands Housing Finance
    Authority Single Family, GNMA
    Mortgage Backed Securities
    Program, Ser A, RB
    6.500%, 03/01/25                           150                  156
                                                              ---------
TOTAL MUNICIPAL BONDS
  (Cost $14,908,552)                                             15,396
                                                              ---------

CASH EQUIVALENTS -- 1.2%
  Dreyfus Tax Exempt Cash
    Management Fund
    4.430%                                     155                  155
  Nuveen Federal Tax Exempt
    Money Market
    4.620%                                      43                   43
                                                              ---------
TOTAL CASH EQUIVALENTS
  (Cost $197,834)                                                   198


TOTAL INVESTMENTS -- 96.8%
  (Cost $15,106,386)                                          $  15,594
                                                              ---------
OTHER ASSETS AND LIABILITIES, NET -- 3.2%                           519
                                                              ---------


--------------------------------------------------------------------------------

                                                                VALUE
DESCRIPTION                                                     (000)
--------------------------------------------------------------------------------

NET ASSETS:
Fund shares of Institutional Class A (unlimited
  authorization -- no par value) based on
  898,641 outstanding shares of beneficial
  interest                                                        9,113
Fund shares of Retail Class B (unlimited
  authorization -- no par value) based on
  639,856 outstanding shares of beneficial
  interest                                                        6,472
Accumulated Net Realized Gain on
  Investments                                                        41
Net Unrealized Appreciation on
  Investments                                                       487
                                                              ---------
TOTAL NET ASSETS -- 100.0%                                    $  16,113
                                                              ---------
NET ASSET VALUE, OFFERING PRICE AND
  REDEMPTION PRICE PER SHARE --
  INSTITUTIONAL CLASS A                                       $   10.47
                                                              ---------
                                                              ---------
NET ASSET VALUE, AND REDEMPTION
  PRICE PER SHARE --
  RETAIL CLASS B                                              $   10.47
                                                              ---------
                                                              ---------
MAXIMUM OFFERING PRICE PER SHARE
  ($10.47 + 96.5%) RETAIL CLASS B                             $   10.85
                                                              ---------
                                                              ---------

--------------------------------------------------------------------------------
AMBAC-AMERICAN MUNICIPAL BOND ASSURANCE COMPANY

CGIC-CAPITAL GUARANTY INSURANCE CORPORATION

FGIC-FEDERAL GUARANTY INSURANCE CORPORATION

FSA-FINANCIAL SECURITY ASSURANCE

GNMA-GOVERNMENT NATIONAL MORTGAGE ASSOCIATION

GO-GENERAL OBLIGATION

MBIA-MUNICIPAL BOND INSURANCE ASSOCIATION

RB-REVENUE BOND

SER-SERIES

FOR THE PERIOD ENDED DECEMBER 31, 1995                       BISHOP STREET FUNDS

STATEMENT OF OPERATIONS (000)

----------------------------------------------------------------------------------------------------
                                                             MONEY MARKET      HAWAII MUNICIPAL BOND
                                                                FUND(1)                FUND(2)
                                                             ------------         ----------------
                                                             ------------         ----------------
INTEREST INCOME:                                               $15,991                $422
                                                               -------                ----
EXPENSES:

  Investment Adviser Fee                                           800                  27
  Investment Adviser Fee Waiver                                   (423)                (27)
  Reimbursement by Investment Adviser                               --                 (23)
  Management Fee                                                   533                  15
  Management Fee Waiver                                             --                 (15)
  Custody Fees                                                     133                   4
  Transfer Agent Fees & Expenses                                    49                  26
  Professional Fees                                                 55                   2
  Registration Fees                                                106                   5
  Distribution Fee (+)                                               1                  --
  Trustees Fees                                                     45                   1
  Miscellaneous Expenses                                            30                   3
  Amortization of Deferred Organizational Costs                      5                   5
                                                               -------                ----
      Total Expenses                                             1,334                  23
                                                               -------                ----
  Net Investment Income                                         14,657                 399
                                                               -------                ----

Net Realized Gain on Investments                                     4                  41
Change in Unrealized Appreciation on Investments                    --                 487
                                                               -------                ----
Net Realized and Unrealized Gain on Investments                      4                 528
                                                               -------                ----

Increase in Net Assets Resulting from Operations               $14,661                $927
                                                               -------                ----
                                                               -------                ----

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0. (+) ALL DISTRIBUTION FEES ARE INCURRED IN THE RETAIL CLASS B.

(1) COMMENCED OPERATIONS ON JANUARY 30, 1995.

(2) COMMENCED OPERATIONS ON FEBRUARY 15, 1995.

                                                             BISHOP STREET FUNDS
STATEMENT OF CHANGES IN NET ASSETS (000)
--------------------------------------------------------------------------------

                                                           MONEY MARKET
                                                               FUND
                                                           ------------
                                                           ------------
                                                           01/30/95 (1)
                                                           to 12/31/95
                                                           ------------
INVESTMENT ACTIVITIES:
  Net Investment Income                                       $ 14,657
  Net Realized Gain on Investments                                   4
                                                              --------
Increase in Net Assets Resulting From Operations                14,661
                                                              --------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net Investment Income:
    Institutional Class A                                      (14,594)
    Retail Class B                                                 (63)
                                                               -------
     Total Distributions                                       (14,657)
                                                               -------
Change in Net Assets                                                 4
                                                               -------
CAPITAL SHARE TRANSACTIONS: (ALL AT $1.00 PER SHARE)
 Institutional Class A Shares:
  Shares Issued                                                752,769
  Shares Issued in Lieu of Cash Distributions                        6
  Shares Redeemed                                             (447,659)
                                                               -------
      Total Institutional Capital Share Transactions           305,116
  Retail Class B Shares:
    Shares Issued                                                5,529
    Shares Issued in Lieu of Cash Distributions                     59
    Shares Redeemed                                             (1,930)
                                                               -------
       Total Investment Capital Share Transactions               3,658
                                                               -------
Net Increase in Net Assets From Share Transactions             308,774
                                                               -------
  Total Increase in Net Assets                                 308,778
NET ASSETS:

  Beginning of Period                                               --
                                                               -------
  End of Period                                               $308,778
                                                               -------
                                                               -------

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
(1) COMMENCED OPERATIONS ON JANUARY 30, 1995.

                                                             BISHOP STREET FUNDS


STATEMENT OF CHANGES IN NET ASSETS (000)
--------------------------------------------------------------------------------


                                                                 HAWAII MUNICIPAL BOND
                                                                           FUND
                                                                   ------------------
                                                                   ------------------
                                                                       02/15/95 (1)
                                                                       to 12/31/95
                                                                   ------------------
INVESTMENT ACTIVITIES:
  Net Investment Income                                                  $   399
  Net Realized Gain on Investments                                            41
  Change in Unrealized Appreciation on Investments                           487
                                                                         -------
Increase in Net Assets Resulting From Operations                             927
                                                                         -------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net Investment Income:
    Institutional Class A Shares                                            (221)
    Retail Class B Shares                                                   (178)
                                                                         -------
        Total Distributions                                                 (399)
                                                                         -------
Change in Net Assets                                                         528
                                                                         -------
CAPITAL SHARE TRANSACTIONS:
  Institutional Class A Shares:
    Shares Issued                                                          9,397
    Shares Issued in Lieu of Cash Distributions                               97
    Shares Redeemed                                                         (381)
                                                                         -------
        Total Institutional Capital Share Transactions                     9,113
  Retail Class B Shares:
    Shares Issued                                                          6,868
    Shares Issued in Lieu of Cash Distributions                              120
    Shares Redeemed                                                         (516)
                                                                         -------
        Total Investment Capital Share Transactions                        6,472
                                                                         -------
Net Increase in Net Assets From Capital Share Transactions                15,585
                                                                         -------
Total Increase in Net Assets                                              16,113
NET ASSETS:
  Beginning of Period                                                         --
                                                                         -------
  End of Period                                                          $16,113
                                                                         -------
                                                                         -------
CAPITAL SHARE TRANSACTIONS:
  Institutional Class A Shares:
    Shares Issued                                                            927
    Shares Issued in Lieu of Cash Distributions                                9
    Shares Redeemed                                                          (37)
                                                                         -------
        Total Institutional Capital Share Transactions                       899
                                                                         -------
  Retail Class B Shares:
    Shares Issued                                                            679
    Shares Issued in Lieu of Cash Distributions                               12
    Shares Redeemed                                                          (51)
                                                                         -------
        Total Investment Capital Share Transactions                          640
                                                                         -------
Net Increase in Capital Shares                                             1,539
                                                                         -------
                                                                         -------

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
(1) COMMENCED OPERATIONS ON  FEBRUARY 15, 1995.

BISHOP STREET FUNDS
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                       INVESTMENT ACTIVITIES        DISTRIBUTIONS
                     -----------------------      -------------------
                                      NET
            NET                     REALIZED                             NET                   NET
           ASSET                      AND                                ASSET                ASSETS,
           VALUE,        NET       UNREALIZED         NET                VALUE,               END OF
         BEGINNING   INVESTMENT  GAIN (LOSS) ON    INVESTMENT  CAPITAL   END OF    TOTAL      PERIOD
         OF PERIOD     INCOME     INVESTMENTS        INCOME     GAINS    PERIOD    RETURN      (000)
         ---------   -----------  -----------      ----------  -------   ------    ------     -------
-----------------
MONEY MARKET FUND
-----------------
INSTITUTIONAL CLASS A
FOR THE PERIOD ENDED DECEMBER 31,
 1995(1):    1.00       0.051          --            (0.051)      --       1.00     5.67%*    $305,120
RETAIL CLASS B
FOR THE PERIOD ENDED DECEMBER 31,
 1995(2):    1.00       0.047          --            (0.047)      --       1.00     5.55%*    $  3,658
--------------------------
HAWAII MUNICIPAL BOND FUND
--------------------------
INSTITUTIONAL CLASS A
FOR THE PERIOD ENDED DECEMBER 31,
  1995(3):  10.00       0.451       0.473            (0.452)      --      10.47    10.91%*    $  9,411
RETAIL CLASS B**
FOR THE PERIOD ENDED DECEMBER 31,
  1995(4):  10.00       0.453       0.472            (0.451)      --      10.47    10.85%*    $  6,702



                                                      RATIO OF NET
                        RATIO OF                       INVESTMENT
            RATIO OF   EXPENSES TO      RATIO OF       INCOME TO
            EXPENSES     AVERAGE          NET           AVERAGE
              TO       NET ASSETS      INVESTMENT      NET ASSETS
            AVERAGE   EXCLUDING FEE     INCOME TO     EXCLUDING FEE   PORTFOLIO
              NET      WAIVERS AND       AVERAGE       WAIVERS AND     TURNOVER
             ASSETS   REIMBURSEMENTS    NET ASSETS    REIMBURSEMENTS     RATE
            --------  --------------   -----------    --------------   --------
-----------------
MONEY MARKET FUND
-----------------
INSTITUTIONAL CLASS A
FOR THE PERIOD ENDED DECEMBER 31,
 1995(1):    0.50%*      0.66%*           5.50%*           5.34%*          --
RETAIL CLASS B
FOR THE PERIOD ENDED DECEMBER 31,
 1995(2):    0.60%*      0.76%*           5.26%*           5.10%*          --
--------------------------
HAWAII MUNICIPAL BOND FUND
--------------------------
INSTITUTIONAL CLASS A
FOR THE PERIOD ENDED DECEMBER 31,
  1995(3):   0.27%*      1.10%*           5.24%*           4.40%*          68%
RETAIL CLASS B**
FOR THE PERIOD ENDED DECEMBER 31,
  1995(4):   0.33%*      1.45%*           5.14%*           4.02%*          68%

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
 * ANNUALIZED
** TOTAL RETURN DOES NOT REFLECT THE SALES CHARGE.
(1) COMMENCED OPERATIONS ON JANUARY 30, 1995.
(2) COMMENCED OPERATIONS ON FEBRUARY 17, 1995.
(3) COMMENCED OPERATIONS ON FEBRUARY 16, 1995.
(4) COMMENCED OPERATIONS ON FEBRUARY 15, 1995.

DECEMBER 31, 1995                                            BISHOP STREET FUNDS

NOTES TO FINANCIAL STATEMENTS


1. ORGANIZATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   The Bishop Street Funds (the "Trust") are registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Bishop Street Funds consists of a series of four funds (the "Funds") which includes the High Grade Income Fund, Hawaii Municipal Bond Fund (formerly Hawaii Tax-Free Fund), Equity Fund and the Money Market Fund. Effective 1/29/96, the Hawaii Tax Free Bond Fund officially changed its name to the Hawaii Municipal Bond Fund. The Bishop Street Funds Declaration of Trust permits the Trust to offer separate portfolios of shares and different classes of each portfolio. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. Each Fund, with the exception of the High Grade Income Fund and Equity Fund, has commenced operations prior to December 31, 1995. This report pertains only to the Hawaii Municipal Bond Fund and Money Market Fund.


2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   The following is a summary of significant accounting policies followed by the Trust.

SECURITY VALUATION -- Investment securities held by the Money Market Fund are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

   Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Restricted securities for which quotations are not readily available are valued at fair value using methods determined in good faith under general Trustee supervision.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold adjusted for the accretion and amortization of the purchase discounts and premiums during the respective holding periods. Interest income is recorded on the accrual basis.

DISCOUNTS AND PREMIUMS -- Discounts and premiums are accreted or amortized over the life of each security and are recorded as interest income for each of the Funds using a method which approximates the effective interest method.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for Repurchase Agreements are held by the custodian bank until the respective agreements mature. Provisions of repurchase agreements and procedures adopted by the Adviser ensure that the market value of the collateral is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

                                                             BISHOP STREET FUNDS


CLASSES -- Class specific expenses are borne by that class. Income, nonclass specific expenses and realized/unrealized gains and losses are allocated to the respective classes on the basis of the relative daily net assets.

EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative net assets.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared daily and paid on a monthly basis for the Hawaii Municipal Bond Fund and the Money Market Fund. Any net realized capital gains will be distributed at least annually for all Funds.

FEDERAL INCOME TAXES -- It is each Fund's intention to qualify as a regulated investment company for Federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision for Federal income taxes is required.

ORGANIZATION COSTS -- Organization costs of approximately $121,000 have been capitalized by the Funds and are being amortized over sixty months commencing with operations. In the event any of the initial shares are redeemed by any holder thereof during the period that the fund is amortizing its organization costs, the redemption proceeds payable to the holder thereof by the Fund will be reduced by the unamortized organization costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of the redemption.

MANAGEMENT -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. INVESTMENT ADVISORY AGREEMENT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   Investment advisory services are provided to the Funds by First Hawaiian Bank. (the "Adviser"). The Adviser is entitled to receive an annual fee of 0.30% of the average daily net assets of the Money Market Fund and 0.35% of the average daily net assets of the Hawaii Municipal Bond Fund. The Adviser has voluntarily agreed for an indefinite period of time to waive a portion of its fee in the Money Market Fund in order to limit the operating expenses of the Fund to .50%. In addition, for the period February 15, 1995 to June 29, 1995, the Adviser had waived a portion of its fee in the Hawaii Municipal Bond Fund in order to limit the operating expense of the Fund to .65%. Commencing June 30, 1995, the Adviser agreed to voluntarily waive its fee and reimburse the Hawaii Municipal Bond Fund in order to limit operating expenses to .21% on an annual basis.

                                                             BISHOP STREET FUNDS

   Wellington Management Company (The "Sub-Adviser") serves as the investment sub-adviser for the Money Market Fund pursuant to a sub-adviser agreement. The Sub-Adviser is entitled to receive from the Adviser a fee, computed daily and paid monthly, at the annual rate of .075% of the average daily net assets of the Fund up to $500 million and .020% of the average daily net assets of the Fund in excess of $500 million.

4. ADMINISTRATIVE, TRANSFER AGENT AND DISTRIBUTION SERVICES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   Pursuant to an administration agreement dated January 27, 1995, (the "Agreement") SEI Financial Management Corporation ("SFM"), a wholly owned subsidiary of SEI Corporation ("SEI"), acts as the Trust's Administrator. Under the terms of the Agreement, SFM is entitled to receive an annual fee of 0.20% of the average daily net assets of each Fund. SFM has voluntarily agreed to waive a portion of its fee for the Hawaii Municipal Bond Fund in order to limit operating expenses.

   Pursuant to an agreement dated January 30, 1995, DST Systems, Inc. ("DST") acts as the Transfer Agent of the Trust. As such, DST provides transfer agency, dividend disbursing and shareholder services to the Trust.

   SEI Financial Services Company ("SFS"), wholly owned subsidiary of SEI, acts as the Trust's Distributor pursuant to a distribution agreement dated January 27, 1995. The Retail Class B shares of the Trust have a Rule 12b-1 Distribution Plan under which such shares of the Funds bear distribution expenses and related service fees at the annual rate of .10% and .25% of their average daily net assets for the Money Market Fund and Hawaii Municipal Bond Fund, respectively. SFS has voluntarily agreed to waive a portion of the distribution charge for the Hawaii Municipal Bond Fund in order to limit operating expenses for the Retail Class B shares.

   Certain officers of the Trust are also officers of the Administrator. Such officers are paid no fees by the Trust.

                                                             BISHOP STREET FUNDS

5. INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   The cost of security purchases and the proceeds from the sale of securities, other than temporary cash investments for the period ended December 31, 1995 are presented below for the Hawaii Municipal Bond Fund.

   FUND INVESTMENT TRANSACTIONS
                                                       HAWAII MUNICIPAL BOND
                                                               FUND
                                                       ---------------------
                                                       ---------------------

         Purchases
           U.S. Government Securities                       $        --
           Other                                             20,601,444
         Sales
           U.S. Government Securities                       $        --
           Other                                              5,722,438

   At December 31, 1995 the total cost of securities and the net realized gains and losses on securities sold for federal income tax purposes were not materially different from amounts reported for financial reporting purposes. The aggregate unrealized appreciation/depreciation on securities at December 31, 1995 for the Hawaii Municipal Bond Fund is as follows:

          Gross Unrealized Appreciation                     $2,124,456
          Gross Unrealized Depreciation                     (1,637,296)
                                                            ----------
          Net Unrealized Appreciation                       $  487,160
                                                            ----------
                                                            ----------

                                                             BISHOP STREET FUNDS


6. CONCENTRATION OF CREDIT RISK (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   The Hawaii Tax-Free Fund invests primarily in debt instruments in the state of Hawaii. The issuers' ability to meet their obligations may be affected by economic developments in that state. At December 31, 1995, the percentage of the fund investments by each revenue source was as follows:

                                        HAWAII MUNICIPAL BOND
                                                FUND
                                        ---------------------
                                        ---------------------

        Cash Equivalents                         1%
        Education Bonds                          6%
        General Obligation Bonds                20%
        Hospital Bonds                           9%
        Housing Bonds                           18%
        Mortgage Revenue Bond                    2%
        Public Facility Bonds                    4%
        Transportation Bonds                    22%
        Utility Bonds                           15%
        Other                                    3%
                                               -----
                                               100%
                                               -----
                                               -----

   The ratings of long-term debt holdings as a percentage of total value of investments at December 31, 1995 are as follows:

                                         HAWAII MUNICIPAL BOND
        STANDARD & POOR'S RATING                FUND
        ------------------------         ---------------------
        ------------------------         ---------------------
        AAA                                      65%
        AA                                       14%
        A+                                        1%
        A                                        14%
        A-                                        2%
        BBB+                                      3%
        Not Rated                                 1%
                                               -----
                                                100%
                                               -----
                                               -----

                                                             BISHOP STREET FUNDS

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------
TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
OF BISHOP STREET FUNDS:

   We have audited the accompanying statements of net assets of the Money Market Fund and Hawaii Municipal Bond Fund as of December 31, 1995, and the related statements of operations, the statements of changes in net assets, and the financial highlights for the period from January 30, 1995 (commencement of operations) through December 31, 1995 for the Money Market Fund, and for the period from February 15, 1995 (commencement of operations) through December 31, 1995, for the Hawaii Municipal Bond Fund. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included physical inspection and confirmation of investments held by the custodian as of December 31, 1995. An audit also includes assessing the accounting principles used and significant estimates used by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Money Market Fund and the Hawaii Municipal Bond Fund, as of December 31, 1995, the results of their operations, the changes in their net assets, and the financial highlights for the period from January 30, 1995 (commencement of operations) through December 31, 1995 for the Money Market Fund, and for the period from February 15, 1995 (commencement of operations) through December 31, 1995 for the Hawaii Municipal Bond Fund, in conformity with generally accepted accounting principles.


/s/ Coopers & Lybrand L.L.P.

COOPERS & LYBRAND L.L.P.

2400 Eleven Penn Center
Philadelphia, PA
February 16, 1996

APPENDIX

DESCRIPTION OF COMMERCIAL PAPER RATINGS

The following descriptions of commercial paper ratings have been published by Standard & Poor's Corporation ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Service, Inc. ("Fitch"), Duff & Phelps, Inc. ("Duff") and IBCA Limited and IBCA, Inc. (together, "IBCA").

Commercial paper rated A by S&P is regarded by S&P as having the greatest capacity for timely payment. Issues rated A are further refined by use of the numbers 1, 1+ and 2, to indicate the relative degree of safety. Issues rated A-1+ are those with an "overwhelming degree" of credit protection. Those rated A-1 reflect a "very strong" degree of safety regarding timely payment. Those rated A-2 reflect a safety regarding timely payment but not as high as A-1.

Commercial paper issues rated Prime-1 or Prime-2 by Moody's are judged by Moody's to be of the "highest" quality and "higher" quality respectively on the basis of relative repayment capacity.

The rating Fitch-1 (Highest Grade) is the highest commercial rating assigned by Fitch. Paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment. The rating Fitch-2 (Very Good Grade) is the second highest commercial paper rating assigned by Fitch which reflects an assurance of timely payment only slightly less in degree than the strongest issues.

Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by good fundamental protection factors. Risk factors are minor. Ratings of Duff-1 are further refined by the gradations of "1+" and "1-." Issues rated Duff-1+ have the highest certainty of timely payment, outstanding short term liquidity, and safety just below risk-free U.S. Treasury short-term obligations. Issues rated Duff-1- have high certainty of timely payment, strong liquidity factors supported by good fundamental protection factors, and small risk factors. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

The designation A1 by IBCA indicates that the obligation is supported by a very strong capacity for timely repayment. Those obligations rated A1+ are supported by the highest capacity for timely repayment. Obligations rated A2 are supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

DESCRIPTION OF CORPORATE BOND RATINGS

The following descriptions of corporate bond ratings have been published by S&P, Moody's, Fitch, Duff and IBCA.

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA by S&P also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. Debt rated A by S&P has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Bonds which are rated BBB by S&P are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Bonds which are rated A by Moody's possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. Debt rated Baa by Moody's is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market. Bonds rated A by Fitch are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. Bonds rated BBB by Fitch are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Bonds rated AAA by Duff are judged by Duff to be of the highest credit quality, with negligible risk factors being only slightly more than for risk-free U.S. Treasury debt. Bonds rated AA by Duff are judged by Duff to be of high credit quality with strong protection factors and risk that is modest but that may vary slightly from time to time because of economic conditions. Bonds rated A by Duff are judged by Duff to have average but adequate protection factors. However, risk factors are more variable and greater in periods of economic stress. Bonds rated BBB by Duff are judged by Duff as having below average protection factors but still considered sufficient for prudent investment, with considerable variability in risk during economic cycles.

Obligations rated AAA by IBCA have the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly. Obligations for which there is a very low expectation of investment risk are rated AA by IBCA. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly. Obligations for which there is a low expectation on investment risk are rated A by IBCA. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk. Obligations for which there is currently a low expectation of investment risk are rated BBB by IBCA. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in higher categories.

                               BISHOP STREET FUNDS
                           PART C:  OTHER INFORMATION
                         POST-EFFECTIVE AMENDMENT NO. 3



Item 24.  Financial Statements and Exhibits:


(a)  Financial Statements
     Audited Financial Statements for the Fiscal Year ending December 31, 1995 for the Money Market Fund, Hawaii Municipal Bond Fund, High Grade Income Fund and Equity Fund
     Statement of Net Assets as of December 31, 1995
     Statement of Operations for the period ended December 31, 1995
     Statement of Changes in Net Assets as of December 31, 1995
     Financial Highlights for the period ended December 31, 1995
     Notes to Financial Statements
     Report of Independent Accountants



(b)  Additional Exhibits
     1    Agreement and Declaration of Trust of the Registrant, filed herewith
     1(a) Amended and Restated Agreement and Declaration of Trust, filed herewith
     2    By-Laws of the Registrant, filed herewith
     2(a) Amended By-Laws of the Registrant, filed herewith
     5(a) Investment Advisory Agreement between the Registrant and First
          Hawaiian Bank, filed herewith
     5(b) Investment Sub-Advisory Agreement by and among the Registrant, First
          Hawaiian Bank and Wellington Management Company, filed herewith
     5(c) Form of amended Investment Sub-Advisory Agreement by and among the
          Registrant, First Hawaiian Bank and Wellington Management company, filed herewith
     6 Distribution Agreement between the Registrant and SEI Financial Services Company, filed herewith
     8 Custodian Agreement between the Registrant and Chemical Bank, N.A., filed herewith
     9(a) Administration Agreement between the Registrant and SEI Financial
          Management Corporation, filed herewith
     9(b) Transfer Agent Agreement between the Registrant and Supervised Service
          Company, filed herewith
     10   Opinion and Consent of Counsel, filed herewith
     11   Consent of Independent Public Accountants, filed herewith
     15   12b-1 Plan, filed herewith
     16   Performance Calculations, filed herewith
     18   Rule 18f-3 Plan, filed herewith
     27   Financial Data Schedules, filed herewith

Item 25.  Persons Controlled by or under Common Control with Registrant

     See the Prospectuses and the Statement of Additional Information regarding the Registrant's control relationships. The Administrator is a subsidiary of SEI Corporation, which also controls the distributor of the Registrant, SEI Financial Services Company, other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors, and investment managers.


Item 26.  Number of Holders of Securities


     The number of record holders of each class as of February 5, 1996:

                                                  Number of
     Title of Class                               Record Holders
     --------------                               --------------

INSTITUTIONAL CLASS A
Bishop Street High Grade Income Fund                       0
Bishop Street Hawaii Municipal Bond Fund                   7
Bishop Street Equity Fund                                  0
Bishop Street Money Market Fund                            7
Bishop Street Treasury Money Market Fund                   0

RETAIL CLASS B
Bishop Street High Grade Income Fund                       0
Bishop Street Hawaii Municipal Bond Fund                 282
Bishop Street Equity Fund                                  0
Bishop Street Money Market Fund                           59
Bishop Street Treasury Money Market Fund                   0


Item 27.  Indemnification:

     Article VIII of the Agreement of Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated by reference. Insofar as indemnification liabilities arising under the Securities Act of 1933, as amended, may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.


Item 28. Business and Other Connections of Investment Adviser and Investment Sub-Adviser:

     Other business, profession, vocation, or employment of a substantial nature in which each director or principal executive officer of the Adviser is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:


FIRST HAWAIIAN BANK

Name and Position             Name of                  Connection with
with Investment Adviser       Other Company            Other Company
-----------------------       -------------            -------------

John W.A. Buyers              C. Brewer & Co., Ltd.    Chairman and Chief
Director                                               Executive Officer

Albert C.K. Chun-Hoon              --                  Orthopedic Surgeon
Director

John C. Couch                 Alexander & Baldwin,     President and Chief
Director                      Inc.                     Executive Officer

Walter A. Dods, Jr.           First Hawaiian, Inc.     Chairman and Chief
Director, Chairman and                                 Executive Officer
Chief Executive Officer

Dr. Julia Ann Frohlich        Blood Bank of Hawaii     President
Director

Paul Mullin Ganley            Estate of S.M. Damon     Trustee
Director                      Carlsmith, Ball,         Partner
                              Wichman, Murray, Case
                              & Ichiki

David M. Haig                 Estate of S.M. Damon     Trustee
Director

Warren H. Haruki              GTE Hawaiian Tel         President
Director

Name and Position             Name of                  Connection with
with Investment Adviser       Other Company            Other Company
-----------------------       -------------            -------------

Howard K. Hiroki              Coopers & Lybrand        Partner (retired)
Director

John A. Hoag                  First Hawaiian, Inc.     President
Director, President

Glenn A. Kaya                 Gem of Hawaii, Inc.      President
Director

Dr. Richard R. Kelley         Outrigger Hotels Hawaii  Chairman and Chief
Director                                               Executive Officer

Bert T. Kobayashi, Jr.        Kobayashi, Sugita & Goda Principal
Director

Dr. Richard T. Mamiya         Richard Mamiya, M.D.,     Heart Surgeon
Director                      Inc.

Dr. Fujio Matsuda             The Research Corp. of    Executive Director
Director                      the University of Hawaii

Dr. Roderick F. McPhee        Punahou School           President
Director

Robert J. Pfeiffer            Alexander & Baldwin,     Chairman of the Board
Director                      Inc.

Hugh R. Pingree                    --                  Retired
Director

David W. Pratt                Grove Farm Company,      President and Chief
Director                      Inc.                     Executive Officer

Robert G. Reed, III           Pacific Resources, Inc.  Chairman, President
Director                                               and Chief Executive
                                                       Officer (retired)

George P. Shea, Jr.           First Insurance Company  Chairman, President
Director                      of Hawaii, Ltd.          and Chief Executive
                                                       Officer

R. Dwayne Steele              Grace Pacific            Chairman
Director                      Corporation

Name and Position             Name of                  Connection with
with Investment Adviser       Other Company            Other Company
-----------------------       -------------            -------------

Laurence Vogel                     --                  Royal Danish Consul
Director

Gen. Fred C. Weyand           Estate of S.M. Damon     Trustee
Director

James C. Wo                   Bojim Investments        Chairman and Chief
Director                                               Executive Officer
                              BJ Management Corp.      Vice President and
                                                       Treasurer

Robert C. Wo                  BJ Management Corp.      President and Secretary
Director                      C.S. Wo & Sons, Ltd.     Chairman

Lily K. Yao                   Pioneer Federal Savings  President and Chief
Director                      Bank                     Executive Officer

Howard H. Karr                          --                       --
Vice Chairman and Chief
Financial Officer

Philip H. Ching                         --                       --
Vice Chairman

Donald G. Horner                        --                       --
Executive Vice President

Kenneth J. Bentley                      --                       --
Executive Vice President

Anthony R. Guerrero, Jr.                --                       --
Executive Vice President

Norwood W. Pope                         --                       --
Executive Vice President

Harriet M. Aoki                         --                       --
Senior Vice President

Thomas P. Huber                         --                       --
Senior Vice President and
General Counsel

Name and Position             Name of                  Connection with
with Investment Adviser       Other Company            Other Company
-----------------------       -------------            -------------

Gary K. Kai                        --                         --
Senior Vice President


WELLINGTON MANAGEMENT COMPANY

The list required by this Item 28 of officers and directors of Wellington Management, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by Wellington Management pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-15908).

Item 29. Principal Underwriter:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

     Registrant's distributor, SEI Financial Services Company ("SFS"), acts as distributor for:



     SEI Daily Income Trust                       July 15, 1982
     SEI Liquid Asset Trust                       November 29, 1982
     SEI Tax Exempt Trust                         December 3, 1982
     SEI Index Funds                              July 10, 1985
     SEI Institutional Managed Trust              January 22, 1987
     SEI International Trust                      August 30, 1988
     Stepstone Funds                              January 30, 1991
     The Advisors' Inner Circle Fund              November 14, 1991
     The Pillar Funds                             February 28, 1992
     CUFUND                                       May 1, 1992
     STI Classic Funds                            May 29, 1992
     CoreFunds, Inc.                              October 30, 1992
     First American Funds, Inc.                   November 1, 1992
     First American Investment Funds, Inc.        November 1, 1992
     The Arbor Fund                               January 28, 1993
     1784 Funds                                   June 1, 1993
     The PBHG Funds, Inc.                         July 16, 1993
     Marquis Funds-Registered Trademark-          August 17, 1993
     Morgan Grenfell Investment Trust             January 3, 1994
     Inventor Funds, Inc.                         August 1, 1994
     The Achievement Funds Trust                  December 27, 1994
     Insurance Investment Products Trust          December 30, 1994

     CrestFunds, Inc.                             March 1, 1995
     Conestoga Family of Funds                    May 1, 1995
     STI Classic Variable Trust                   August 18, 1995
     ARK Funds                                    November 1, 1995
     Monitor Funds                                January 11, 1996


     SFS provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is 680 East Swedesford Road, Wayne, Pennsylvania 19087.



                         Position and Office                                    Positions and Offices
Name                     with Underwriter                                       with Registrant
----                     ----------------                                       ---------------
Alfred P. West, Jr.      Director, Chairman & Chief Executive Officer                --
Henry H. Greer           Director, President & Chief Operating Officer               --
Carmen V. Romeo          Director, Executive Vice President & Treasurer              --
Gilbert L. Beebower      Executive Vice President                                    --
Richard B. Lieb          Executive Vice President                                    --
Charles A. Marsh         Executive Vice President-Capital Resources Division         --
Leo J. Dolan, Jr.        Senior Vice President                                       --
Carl A. Guarino          Senior Vice President                                       --
Jerome Hickey            Senior Vice President                                       --
David G. Lee             Senior Vice President                                  President & Chief Executive
                                                                                Officer
William Madden           Senior Vice President                                              --
A. Keith McDowell        Senior Vice President                                       --
Dennis J. McGonigle      Senior Vice President                                       --
Hartland J. McKeown      Senior Vice President                                       --
James V. Morris          Senior Vice President                                       --
Steven Onofrio           Senior Vice President                                       --
Kevin P. Robins          Senior Vice President, General Counsel &               Vice President & Assistant
                         Secretary                                              Secretary
Robert Wagner            Senior Vice President                                       --
Patrick K. Walsh         Senior Vice President                                       --
Kenneth Zimmer           Senior Vice President                                              --
Robert Crudup            Managing Director                                           --
Vic Galef                Managing Director                                           --
Kim Kirk                 Managing Director                                           --
John Krzeminski          Managing Director                                           --
Carolyn McLaurin         Managing Director                                           --
Barbara Moore            Managing Director                                           --
Donald Pepin             Managing Director                                           --
Mark Samuels             Managing Director                                           --


                                     C-7



                         Position and Office                                    Positions and Offices
Name                     with Underwriter                                       with Registrant
----                     ----------------                                       ---------------
Wayne M. Withrow         Managing Director                                      --
Mick Duncan              Team Leader                                            --
Robert Ludwig            Team Leader                                            --
Vicki Malloy             Team Leader                                            --
Robert Aller             Vice President                                         --
C. Tony Baker            Vice President                                         --
Steve Bendinelli         Vice President                                         --
Cris Brookmyer           Vice President & Controller                            --
Gordon W. Carpenter      Vice President                                         --
Robert B. Carroll        Vice President & Assistant Secretary                   Vice President & Assistant
                                                                                Secretary
Todd Cipperman           Vice President & Assistant Secretary                   Vice President & Assistant
                                                                                Secretary
Ed Daly                  Vice President                                         --
Jeff Drennen             Vice President                                         --
Lucinda Duncalfe         Vice President                                         --
Kathy Heilig             Vice President                                         --
Larry Hutchison          Vice President                                         --
Michael Kantor           Vice President                                         --
Samuel King              Vice President                                         --
Donald H. Korytowski     Vice President                                         --
Jack May                 Vice President                                         --
Sandra K. Orlow          Vice President & Assistant Secretary                   Vice President & Assistant
                                                                                Secretary
Larry Pokora             Vice President                                         --
Kim Rainey               Vice President                                         --
Paul Sachs               Vice President                                         --
Steve Smith              Vice President                                         --
Daniel Spaventa          Vice President                                         --
Kathryn L. Stanton       Vice President & Assistant Secretary                   Vice President & Assistant
                                                                                Secretary
William Zawaski          Vice President                                         --
James Dougherty          Director of Brokerage Services                         --


Item 30.  Location of Accounts and Records:

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

     (a)  With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6);
     (8); (12); and 31a-1(d), the required books and records will be maintained at the offices of Registrant's Custodian:

          Chemical Bank
          4 New York Plaza
          New York, New York 10004

     (b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and (D);
     (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's Administrator:

          SEI Financial Management Corporation
          680 East Swedesford Road
          Wayne, Pennsylvania 19087

     (c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Adviser and Sub-Adviser:

          First Hawaiian Bank       Wellington Management Company
          1132 Bishop Street        75 State Street
          17th Floor                Boston, Massachusetts 02109
          Honolulu, Hawaii 96813


Item 31.  Management Services: None.


Item 32.  Undertakings:

      Registrant hereby undertakes that whenever shareholders meeting the requirements of Section 16(c) of the Investment Company Act of 1940 inform the Board of Trustees of their desire to communicate with Shareholders of the Trust, the Trustees will inform such Shareholders as to the approximate number of Shareholders of record and the approximate costs of mailing or afford said Shareholders access to a list of Shareholders.

      Registrant hereby undertakes to call a meeting of Shareholders for the purpose of voting upon the question of removal of a Trustee(s) when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares and in connection with such meetings to comply with the provisions of
Section 16(c) of the Investment Company Act of 1940 relating to Shareholder communications.

      Registrant hereby undertakes to file a post-effective amendment, including financial statements which need not be audited, within 4-6 months from the effective date of this Post-Effective Amendment No. 2.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment No. 3 to Registration Statement No. 33-80514 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wayne, Commonwealth of Pennsylvania on the 28th day of February, 1996.


                              By:  /s/ David G. Lee
                                   -----------------------------------------
                                   David G. Lee,
                                   President and Chief
                                   Executive Officer
ATTEST:

/s/ Jeffrey A. Cohen
------------------------------------
Jeffrey A. Cohen,
Controller and Chief
Financial Officer

      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacity on the dates indicated.


                                  Trustee           February 28, 1996
----------------------------
     Martin Anderson

                                  Trustee           February 28, 1996
----------------------------
     Philip H. Ching

                                  Trustee           February 28, 1996
----------------------------
     Shunichi Kimura

                                  Trustee           February 28, 1996
----------------------------
     William S. Richardson

                                  Trustee           February 28, 1996
----------------------------
     Manuel R. Sylvester

                                  Trustee           February 28, 1996
----------------------------
     Joyce S. Tsunoda

 /s/ David G. Lee                 President and     February 28, 1996
----------------------------      Chief Executive
     David G. Lee                 Officer

 /s/ Jeffrey A. Cohen             Controller and    February 28, 1996
----------------------------      Chief Financial
     Jeffrey A. Cohen             Officer

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment No. 3 to Registration Statement No. 33-80514 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Honolulu, State of Hawaii on the 28th day of February, 1996.


                                    By:
                                        --------------------------------------
                                        David G. Lee,
                                        President and Chief
                                        Executive Officer

ATTEST:

--------------------------------
Jeffrey A. Cohen,
Controller and Chief
Financial Officer

      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacity on the dates indicated.


 /s/ Martin Anderson              Trustee           February 28, 1996
----------------------------
     Martin Anderson

 /s/ Philip H. Ching              Trustee           February 28, 1996
----------------------------
     Philip H. Ching

 /s/ Shunichi Kimura              Trustee           February 28, 1996
----------------------------
     Shunichi Kimura

 /s/ William S. Richardson        Trustee           February 28, 1996
----------------------------
     William S. Richardson

 /s/ Manuel R. Sylvester          Trustee           February 28, 1996
----------------------------
     Manuel R. Sylvester

 /s/ Joyce S. Tsunoda             Trustee           February 28, 1996
----------------------------
     Joyce S. Tsunoda

                                  President and     February 28, 1996
----------------------------      Chief Executive
     David G. Lee                 Officer

                                  Controller and    February 28, 1996
----------------------------      Chief Financial
     Jeffrey A. Cohen             Officer

                                  EXHIBIT INDEX


Name                                                       Exhibit
----                                                       -------

Agreement and Declaration of Trust of the                 EX-99.B1
Registrant, dated May 25, 1994, filed herewith

Amended and Restated Agreement and Declaration            EX-99.B1(a)
of Trust, filed herewith

By-Laws of the Registrant, filed herewith                 EX-99.B2

Amended By-Laws of the Registrant, filed herewith         EX-99.B2(a)

Investment Advisory Agreement between the                 EX-99.B5(a)
Registrant and First Hawaiian Bank, filed herewith

Investment Sub-Advisory Agreement by and among the        EX-99.B5(b)
Registrant, First Hawaiian Bank and Wellington
Management Company, filed herewith

Form of amended Investment Sub-Advisory Agreement         EX-99.B5(c)
by and among the Registrant, First Hawaiian Bank and Wellington Management Company, filed herewith

Distribution Agreement between the                        EX-99.B6
Registrant and SEI Financial Services Company, filed herewith

Custodian Agreement between the Registrant                EX-99.B8
and Chemical Bank, N.A., filed herewith

Administration Agreement between the                      EX-99.B9(a)
Registrant and SEI Financial Management
Corporation, filed herewith

Transfer Agent Agreement between the                      EX-99.B9(b)
Registrant and Supervised Service Company, filed herewith

Opinion and Consent of Counsel, filed herewith            EX-99.B10

Consent of Independent Public Accountants,
filed herewith                                            EX-99.B11

12b-1 Plan, filed herewith                                EX-99.B15

Performance Calculations, filed herewith                  EX-99.B16

Rule 18f-3 Plan, filed herewith                           EX-99.B18

Financial Data Schedules, filed herewith                  EX-27.1-4